UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:   811-09086

TD Asset Management USA Funds Inc.
(FORMERLY KNOWN AS TD WATERHOUSE FAMILY OF FUNDS, INC.)
(Exact name of registrant as specified in charter)

31 West 52nd Street, New York, New York 10019
(Address of principal executive offices) (Zip code)

Mark Bell, TD Asset Management USA Funds Inc.
31 West 52nd Street, New York, New York 10015
(Name and address of agent for service)

Registrant’s telephone number, including area code:   212-827-7061

Date of fiscal year end:   October 31, 2009

Date of reporting period:   April 30, 2009

Item 1. Reports to Stockholders.

     Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e -1).

Semiannual Report April 30, 2009 (Unaudited)

TD Asset Management USA Funds Inc.

TDAM Money Market Portfolio
– Investor Class
– Premium Class
– Class A
– Select Class

TDAM U.S. Government Portfolio
– Investor Class
– Class A

TDAM Municipal Portfolio
– Investor Class
– Class A

TDAM California Municipal Money Market Portfolio
– Investor Class
– Class A

TDAM New York Municipal Money Market Portfolio
– Investor Class
– Class A

2

TD ASSET MANAGEMENT USA FUNDS INC.
Board of Directors and Executive Officers

DIRECTORS
George F. Staudter†	Lawrence J. Toal
Independent Financial Consultant	Retired CEO of The Dime Savings Bank
and Former Chairman, President
Richard W. Dalrymple	and CEO of Dime Bancorp, Inc.
President, The Kevin Scott
Dalrymple Foundation	Peter B. M. Eby
Corporate Director
James E. Kelly
Consultant and Attorney	Donald J. Herrema
Senior Advisor of Stone Point Capital,
Founder of BlackSterling Partners, LLC
and former CEO of Bessemer Trust
EXECUTIVE OFFICERS
Mark Bell	Eric Kleinschmidt
President and	Treasurer and
Chief Executive Officer	Chief Financial Officer

Maya Gittens	Michele R. Teichner
Chief Legal Officer	Chief Compliance Officer
and Anti-Money Laundering Officer
† Interested Director	Jack Huntington
Secretary

Service Providers

Investment Manager	Transfer Agent
& Administrator	TD AMERITRADE Clearing, Inc.
TDAM USA Inc.	1005 North Ameritrade Place
31 West 52nd Street	Bellevue, NE 68005
New York, NY 10019

Independent Registered	Shareholder Servicing Agent
Public Accounting Firm	TD AMERITRADE, Inc.
Ernst & Young, LLP	P.O. Box 2209
5 Times Square	Omaha, NE 68103-2209
New York, NY 10036	Client Services Department
800-669-3900
Custodian
The Bank of New York Mellon	Legal Counsel
One Wall Street	Willkie Farr & Gallagher LLP
New York, NY 10286	787 Seventh Avenue
New York, NY 10019
Distributor
SEI Investments Distribution Co.	Independent Directors Counsel
One Freedom Valley Drive	Goodwin Procter LLP
Oaks, Pennsylvania 19456	901 New York Avenue, N.W.
Washington, DC 20001

3

TD ASSET MANAGEMENT USA FUNDS INC.

Commentary

Market Review

Lingering concerns about the health of the U.S. economy and strength of the banking system continued to weigh on financial markets during the first half of the current fiscal year which ended April 30, 2009. However, encouraging signs on both fronts towards the end of the period raised the prospect that the worst of the economic downturn might be over.

As a result, investors became less risk-averse and equities rallied from a 12-year low in early March to pare their losses for the six months. Corporate bonds also rebounded as credit spreads narrowed from the historically wide levels seen at the end of 2008. The shift in market sentiment was negative for U.S. Treasuries, which lost some of their draw as a safe haven.

In the final months of 2008 and early part of 2009, equity markets continued to face a barrage of negative news indicating the global recession could be deeper and longer than previously thought. The U.S. economy contracted for a third consecutive quarter in the first quarter of 2009, with GDP (gross domestic product) shrinking by an annualized rate of 5.7%. GDP fell 6.3% the previous quarter. The last time the economy registered such a sharp contraction over six months was 1958.

The labor market felt the brunt of the weak economic activity. Another 539,000 jobs were shed in April, bringing the total loss since the recession began in December 2007 to 5.7 million. The growing difficulty of laid-off workers in finding new jobs, along with the increase of 683,000 people into the labor force, drove the unemployment rate to 8.9%, the highest in more than 25 years. Mounting job losses, falling home prices, and stock market volatility pushed consumer confidence to all-time lows and dampened consumer spending, which accounts for about 70% of economic activity.

All this kept the Federal Reserve Open Market Committee (Federal Reserve) focused on its commitment to do whatever is needed to ensure the financial system functions properly and the economy picks up. After reducing the federal funds rate from 4.25% to 1.00% from January through October 2008, the Federal Reserve had limited room to lower rates further at its final policy meeting in December. Still, it cut the federal funds rate from 1.00% to a range of zero to 0.25% at that meeting, and indicated weak economic conditions would likely keep the rate low for some time.

Optimism that the action of policy makers might be taking hold began to show in March. There was a series of policy announcements, especially in the U.S., designed to unlock the credit markets and bolster the economy. The Federal Reserve implemented a quantitative easing program to buy longer-term Treasuries to help bring down long-term interest rates for added stimulus. At the same time, the U.S. government outlined its plan to remove toxic assets from the balance sheets of U.S. banks through the Public-Private Investment Program backed by Federal Reserve financing and Federal Deposit Insurance Corp. debt guarantees.

Soon afterwards, investors’ concerns about the financial stability of banks and their need to raise capital were eased by better-than-anticipated results of the stress tests for 19 of the country’s largest banks. The Federal Reserve determined that 10 of them must raise a combined $74.6 billion to shore up their capital within six months. The banks are expected to meet that order with little difficulty, as Wells Fargo quickly sold $8.6 billion of common stock, 43% more than it had planned. Morgan Stanley followed by raising $8 billion by selling shares and debt, up from the $5 billion it initially announced.

4

Investors were further encouraged by reports that the economy may be showing signs of stabilizing. There were reports that in February U.S. retail sales declined less than forecast and housing starts unexpectedly increased. Additionally, consumer confidence and manufacturing rose to the highest levels since the credit crisis deepened last September. The S&P 500 Index posted its biggest monthly gains in March (8.8%) and April (9.6%) in a decade, led by financials, to trim its loss for the six months to 8.5%.

In the fixed income market, corporate bonds have outperformed government bonds in 2009, as credit spreads have tightened. There has been a more positive tone in the market this year, with trading activity and liquidity improving. So far this year new issuance has totaled almost $500 billion, compared with about $350 billion for the same period of 2008. After a strong performance in 2008, Treasuries are down this year, as they have lost their safe-haven appeal amid signs the worst of the recession may have passed. Also weighing on government bonds are Treasury plans to issue a record $3.25 trillion in notes and bonds this fiscal year to pay for a budget deficit, bank bailouts and economic stimulus packages.

Looking at the current economic data, it is clear we are not out of the woods yet. However, the Federal Reserve noted at its April meeting that the economy continues to contract, but at a slower pace. It expects that the policy measures taken so far will help promote a gradual resumption of sustainable economic growth.

As always, we thank you for your business. We look forward to helping you manage your money successfully.

/s/ Mark Bell

Mark Bell
President and Chief Executive Officer
TD Asset Management USA Funds Inc.

June 17, 2009

Money market funds are neither insured nor guaranteed, except to the extent provided by the Temporary Guarantee Program for money market funds, by the Federal Deposit Insurance Corporation or the U.S. government and are not deposits or obligations of, or guaranteed by, any bank. Although the Portfolios seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolios. An investor should consider the investment objectives, risks and charges and expenses of the Portfolios carefully before investing. For a prospectus containing this and other information about the Portfolios, please call your financial adviser or TD AMERITRADE Institutional at 800-431-3500 or TD AMERITRADE Client Services at 800-669-3900. The prospectus should be read carefully before investing or sending money.

This material represents an assessment of the market at a specific point in time and is not intended to be a forecast of future events, or a guarantee of future results. The information should not be relied on as investment advice.

Distributor: SEI Investments Distribution Co., which is not affiliated with TD Asset Management USA Funds Inc.

5

Disclosure of Portfolio Expenses (Unaudited)

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a Portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, distribution fees and shareholder reports (like this one), among others. Operating expenses, which are deducted from a Portfolio’s gross income, directly reduce the investment return of the Portfolio. A Portfolio’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2008 through April 30, 2009).

The table on the following page illustrates your Portfolio’s costs in two ways.

  Actual Expenses. Each row marked “Actual” in the table provides information about actual account values and actual expenses. This information helps you to estimate the actual expenses that you paid over the period after fee waivers and reimbursements. The “Ending Account Value” shown is derived from the Portfolio’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
  To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by   $1,000 = $8.60), then multiply the result by the number given for your Portfolio in the “Actual” line under the heading “Expenses Paid During Period.”

  Hypothetical Example for Comparison Purposes. This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. Each row in the table marked “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the applicable Portfolio’s actual expense ratio. This information assumes that the Portfolio had a return of 5% before expenses during the year, (which is not the Portfolio’s actual return) and that the expense ratio is unchanged. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to provide a hypothetical expense example based on a 5% return. You may use this information to compare the ongoing costs of investing in the Portfolios by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

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Disclosure of Portfolio Expenses (Cont’d.) (Unaudited)

	Beginning Account Value 11/1/08	Ending Account Value 4/30/09	Annualized Expense Ratios 11/1/08 to 4/30/09	Expenses Paid During Period* 11/1/08 to 4/30/09

TDAM Money Market Portfolio – Investor Class

Actual	$1,000.00	$1,002.10	0.78%	$3.87
Hypothetical (5% Return before expenses)	1,000.00	1,020.93	0.78	3.91

TDAM Money Market Portfolio – Premium Class

Actual	1,000.00	1,003.00	0.61	3.03
Hypothetical (5% Return before expenses)	1,000.00	1,021.77	0.61	3.06

TDAM Money Market Portfolio – Class A

Actual	1,000.00	1,002.00	0.81	4.02
Hypothetical (5% Return before expenses)	1,000.00	1,020.78	0.81	4.06

TDAM Money Market Portfolio – Select Class

Actual	1,000.00	1,002.90	0.62	3.08
Hypothetical (5% Return before expenses)	1,000.00	1,021.72	0.62	3.11

TDAM U.S. Government Portfolio – Investor Class

Actual	1,000.00	1,001.60	0.51	2.53
Hypothetical (5% Return before expenses)	1,000.00	1,022.27	0.51	2.56

TDAM U.S. Government Portfolio – Class A

Actual	1,000.00	1,001.50	0.54	2.68
Hypothetical (5% Return before expenses)	1,000.00	1,022.12	0.54	2.71

TDAM Municipal Portfolio – Investor Class

Actual	1,000.00	1,001.20	0.64	3.18
Hypothetical (5% Return before expenses)	1,000.00	1,021.62	0.64	3.21

TDAM Municipal Portfolio – Class A

Actual	1,000.00	1,001.00	0.70	3.47
Hypothetical (5% Return before expenses)	1,000.00	1,021.32	0.70	3.51

TDAM California Municipal Money Market Portfolio – Investor Class

Actual	1,000.00	1,000.60	0.56	2.78
Hypothetical (5% Return before expenses)	1,000.00	1,022.02	0.56	2.81

TDAM California Municipal Money Market Portfolio – Class A

Actual	1,000.00	1,000.40	0.61	3.03
Hypothetical (5% Return before expenses)	1,000.00	1,021.77	0.61	3.06

TDAM New York Municipal Money Market Portfolio – Investor Class

Actual	1,000.00	1,000.60	0.64	3.17
Hypothetical (5% Return before expenses)	1,000.00	1,021.62	0.64	3.21

TDAM New York Municipal Money Market Portfolio – Class A

Actual	1,000.00	1,000.30	0.70	3.47
Hypothetical (5% Return before expenses)	1,000.00	1,021.32	0.70	3.51

*	Expenses are equal to the respective class of each Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

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TD ASSET MANAGEMENT USA FUNDS INC.
PORTFOLIO SUMMARIES AS OF 4/30/09 (Unaudited)

*	The seven-day yield is calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market portfolio yields fluctuate, and that past performance is not an indication of future results.

**	Maturity and Portfolio compositions are subject to change.

***	U.S. government guarantee applies to the underlying securities of the Portfolio and not the Portfolio shares.

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TD ASSET MANAGEMENT USA FUNDS INC.
PORTFOLIO SUMMARIES AS OF 4/30/09 (Unaudited)

*	The seven-day yield is calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market portfolio yields fluctuate, and that past performance is not an indication of future results.

**	Maturity and portfolio compositions are subject to change.

***	Income may be subject to federal alternative minimum tax.

****	Tax-equivalent yields for the Investor Class shares of the Municipal, California Municipal Money Market and New York Municipal Money Market Portfolios are 0.05%, 0.05% and 0.05%, respectively; and the tax-equivalent yields for the Class A shares of the Municipal, California Municipal Money Market and New York Municipal Money Market Portfolios are 0.05%, 0.05% and 0.05%, respectively. This is assuming a 2009 maximum tax rate of 35% federal for the Municipal Portfolio, 43.8% federal and state for the California Municipal Money Market Portfolio, and 42.5% federal and state for the New York Municipal Money Market Portfolio.

9

TABLE OF CONTENTS

Statements of Assets and Liabilities	11
Statements of Operations	12
Statements of Changes in Net Assets	13
Financial Highlights	15
Notes to Financial Statements.	16
TDAM Money Market Portfolio Schedule of Investments	24
TDAM U.S. Government Portfolio Schedule of Investments.	29
TDAM Municipal Portfolio Schedule of Investments.	31
TDAM California Municipal Money Market Portfolio Schedule of Investments	37
TDAM New York Municipal Money Market Portfolio Schedule of Investments	39
Notes to Schedules of Investments	41
Board’s Consideration of Investment Management Arrangements.	42
Directors and Officers Information	45

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 800-669-3900, or by visiting the SEC’s website at http://www.sec.gov.

The Portfolios’ proxy voting record for the most recent 12-month period ended June 30th is available, without charge, online at www.tdamusa.com. Login to our website and click on Individual Investors, Proxy Voting Rights. It is also available by visiting the SEC’s website at http://www.sec.gov.

The Portfolios file their complete schedules of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q filings are available online at www.tdamusa.com. Login to our website and click on Individual Investors, Financial Reporting, Quarterly Portfolio Holdings Report. They are also available by visiting the SEC’s website at http://www.sec.gov; and can be reviewed and copied at the Commission’s Public Reference Room in Washington, DC or by electronic request at publicinfo@sec.gov. For more information about these services, please call the SEC at 1-202-942-8090.

10

Statements of Assets and Liabilities
April 30, 2009 (Unaudited)

	TDAM Money Market Portfolio	TDAM U.S. Government Portfolio	TDAM Municipal Portfolio	TDAM California Municipal Money Market Portfolio	TDAM New York Municipal Money Market Portfolio
ASSETS
Investments in securities, at value
(including repurchase agreements of
$854,196,000, $1,462,950,000, $0, $0,
and $0, respectively) (Note 2)	$17,588,032,841	$5,458,314,660	$1,018,352,723	$340,956,035	$186,606,286
Cash	770	480	185,506	1,040,539	—
Receivable for capital shares sold	179,998,680	127,177,261	9,056,733	3,331,737	1,808,862
Interest receivable	2,579,558	4,340,157	849,292	225,455	155,133
Prepaid Directors’ fees (Note 4)	347	—	—	—	—
Prepaid expenses	5,736,586	1,904,622	445,567	146,831	121,731

TOTAL ASSETS	17,776,348,782	5,591,737,180	1,028,889,821	345,700,597	188,692,012
LIABILITIES
Payable for capital shares redeemed	200,039,220	71,773,993	11,109,667	5,959,880	1,576,193
Payable to Investment Manager
and its affiliates (Note 3)	7,227,925	1,086,742	362,040	73,260	32,982
Dividends payable to shareholders	26,776	5,079	799	242	200
Directors’ fees payable (Note 4)	—	2,658	2,421	3,164	1,545
Payable to custodian	—	—	—	—	299,424
Accrued expenses	77,270	592,185	32,267	41,449	21,981

TOTAL LIABILITIES	207,371,191	73,460,657	11,507,194	6,077,995	1,932,325

NET ASSETS	$17,568,977,591	$5,518,276,523	$1,017,382,627	$339,622,602	$186,759,687

Net assets consist of:
Paid-in capital ($.0001 par value
common stock, 29 billion, 14 billion,
10 billion, 8 billion and 4 billion
shares authorized, respectively)	$17,568,798,315	$5,518,212,657	$1,017,278,223	$339,630,237	$186,763,513
Distributions in excess of
net investment income	(432)	(2)	—	—	(3,718)
Accumulated net realized gains
(losses) from security transactions	179,708	63,868	104,404	(7,635)	(108)

Net assets, at value	$17,568,977,591	$5,518,276,523	$1,017,382,627	$339,622,602	$186,759,687

Investor Class net asset value,
redemption price and offering
price per share (Note 2)	$1.00	$1.00	$1.00	$1.00	$1.00

	($7,401,775,167 ÷ 7,401,736,009 shares)	($2,605,135,619 ÷ 2,605,102,805 shares)	($626,450,790 ÷ 626,409,125 shares)	($224,805,211 ÷ 224,802,685 shares)	($121,010,208 ÷ 121,020,007 shares)
Premium Class net asset value,
redemption price and offering
price per share (Note 2)	$1.00	N/A	N/A	N/A	N/A

	($709,399,410 ÷ 709,394,192 shares)
Class A net asset value,
redemption price and offering
price per share (Note 2)	$1.00	$1.00	$1.00	$1.00	$1.00

	($6,127,294,258 ÷ 6,127,199,234 shares)	($2,913,140,904 ÷ 2,913,109,852 shares)	($390,931,837 ÷ 390,869,099 shares)	($114,817,391 ÷ 114,827,552 shares)	($65,749,479 ÷ 65,760,504 shares)
Select Class net asset value,
redemption price and offering
price per share (Note 2)	$1.00	N/A	N/A	N/A	N/A

	($3,330,508,756 ÷ 3,330,468,879 shares)

Please see accompanying notes to financial statements.

11

Statements of Operations
For the Six-Month Period Ended April 30, 2009 (Unaudited)

	TDAM Money Market Portfolio	TDAM U.S. Government Portfolio	TDAM Municipal Portfolio	TDAM California Municipal Money Market Portfolio	TDAM New York Municipal Money Market Portfolio
INVESTMENT INCOME
Interest income	$112,182,430	$24,724,894	$4,731,237	$1,235,428	$721,161

EXPENSES
Distribution fees (Note 3)	41,641,638	14,355,979	2,552,045	853,992	464,432
Shareholder servicing fees (Note 3)	18,671,274	7,307,377	1,325,539	448,578	242,168
Transfer agent fees (Note 3)	9,037,062	2,922,922	530,211	179,430	96,866
Investment management fees (Note 3)	7,557,775	2,487,004	526,733	179,430	96,866
Directors' fees (Note 4)	12,572	11,691	11,960	11,727	13,640
Registration fees	3,226,856	970,526	326,656	119,747	112,457
Shareholder reports and mailing	1,104,887	154,207	25,687	10,151	8,371
Custody fees	309,590	34,183	13,660	4,736	13,617
Professional fees	196,645	53,328	33,996	31,918	32,799
Temporary Guarantee Program fees (Note 7)	4,442,081	1,012,075	190,872	82,561	44,262
Other expenses	108,621	23,250	15,630	8,643	8,117

TOTAL EXPENSES	86,309,001	29,332,542	5,552,989	1,930,913	1,133,595

Fees waived/expenses reimbursed by the
Investment Manager and its affiliates (Note 3)	(16,726,045)	(14,027,414)	(2,038,884)	(903,056)	(491,031)
Reduction in custody fees due to
earnings credits (Note 2)	(492)	(1,203)	(1,788)	(78)	(1,180)

NET EXPENSES	69,582,464	15,303,925	3,512,317	1,027,779	641,384

NET INVESTMENT INCOME	42,599,966	9,420,969	1,218,920	207,649	79,777

NET REALIZED GAINS FROM
SECURITY TRANSACTIONS	166,920	54,667	137,628	—	—

NET INCREASE IN NET ASSETS
FROM OPERATIONS	$42,766,886	$9,475,636	$1,356,548	$207,649	$79,777

Please see accompanying notes to financial statements.

12

Statements of Changes in Net Assets

TDAM MONEY MARKET PORTFOLIO			TDAM U.S. GOVERNMENT PORTFOLIO		TDAM MUNICIPAL PORTFOLIO
Period Ended April 30, 2009 (Unaudited)		Year Ended October 31, 2008	Period Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008	Period Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008
OPERATIONS:
Net investment income	$42,599,966	$491,444,000	$9,420,969	$66,901,982	$1,218,920	$13,873,135
Net realized gains (losses)
from security transactions	166,920	(44,676,584)	54,667	56,037	137,628	50,256
Net increase from
payment by affiliate	—	45,000,000	—	—	—	—

Net increase in net
assets from operations	42,766,886	491,767,416	9,475,636	66,958,019	1,356,548	13,923,391

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS:
From net investment income
Investor Class	(17,058,145)	(232,421,399)	(4,939,675)	(41,335,415)	(788,880)	(10,595,027)
Premium Class	(2,727,004)	(40,322,415)	—	—	—	—
Class A	(12,519,586)	(149,373,682)	(4,449,239)	(25,598,624)	(430,040)	(3,278,108)
Select Class	(10,295,232)	(69,326,504)	—	—	—	—
From net realized gain
on security transactions
Investor Class	(79,823)	—	(21,573)	—	—	—
Premium Class	(9,409)	—	—	—	—	—
Class A	(64,313)	—	(21,514)	—	—	—
Select Class	(36,968)	—	—	—	—	—

Total Dividends and
Distributions to
Shareholders	(42,790,480)	(491,444,000)	(9,432,001)	(66,934,039)	(1,218,920)	(13,873,135)

CAPITAL SHARE
TRANSACTIONS
($1.00 per share):
Investor Class:
Proceeds from shares sold	10,428,219,659	37,841,907,605	4,849,146,491	9,902,893,028	929,266,233	2,693,485,689
Shares issued in
reinvestment of dividends	16,536,105	222,957,011	4,785,639	39,877,946	761,025	10,113,428
Payments for shares
redeemed	(11,148,427,870)	(39,511,454,304)	(5,205,957,907)	(8,975,207,359)	(927,007,456)	(2,784,332,415)

Net increase (decrease)
in net assets from
investor class shares	(703,672,106)	(1,446,589,688)	(352,025,777)	967,563,615	3,019,802	(80,733,298)

Premium Class:
Proceeds from shares sold	490,966,736	1,861,056,598	—	—	—	—
Shares issued in
reinvestment of dividends	2,270,225	30,978,202	—	—	—	—
Payments for shares
redeemed	(707,232,614)	(2,387,640,785)	—	—	—	—

Net decrease in net assets
from premium class shares	(213,995,653)	(495,605,985)	—	—	—	—

Class A:
Proceeds from shares sold	12,862,235,770	40,814,278,611	5,868,218,428	10,432,969,631	795,378,582	1,670,977,040
Shares issued in
reinvestment of dividends	12,122,500	143,274,553	4,280,317	24,620,074	397,384	3,077,900
Payments for shares
redeemed	(13,119,609,557)	(35,945,434,394)	(5,941,476,526)	(7,851,081,224)	(915,202,800)	(1,223,322,766)

Net increase (decrease)
in net assets from
class A shares	(245,251,287)	5,012,118,770	(68,977,781)	2,606,508,481	(119,426,834)	450,732,174

Select Class:
Proceeds from shares sold	6,734,377,665	16,980,429,645	—	—	—	—
Shares issued in
reinvestment of dividends	9,918,642	65,707,222	—	—	—	—
Payments for shares
redeemed	(6,740,427,110)	(14,430,122,350)	—	—	—	—

Net increase in net assets
from select class shares	3,869,197	2,616,014,517	—	—	—	—

Net increase (decrease) in
net assets from capital
share transactions	(1,159,049,849)	5,685,937,614	(421,003,558)	3,574,072,096	(116,407,032)	369,998,876

TOTAL INCREASE (DECREASE)
IN NET ASSETS	(1,159,073,443)	5,686,261,030	(420,959,923)	3,574,096,076	(116,269,404)	370,049,132
NET ASSETS:
Beginning of period	18,728,051,034	13,041,790,004	5,939,236,446	2,365,140,370	1,133,652,031	763,602,899

End of period	$17,568,977,591	$18,728,051,034	$5,518,276,523	$5,939,236,446	$1,017,382,627	$1,133,652,031

Distributions in excess of
net investment income	$(432)	$(431)	$(2)	$(32,057)	$—	$—

Please see accompanying notes to financial statements.

13

Statements of Changes in Net Assets

	TDAM CALIFORNIA MUNICIPAL MONEY MARKET PORTFOLIO		TDAM NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO
	Period Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008	Period Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008
OPERATIONS:
Net investment income	$207,649	$5,414,282	$79,777	$3,040,956
Net realized gains (losses) from security transactions	—	(7,176)	—	15,823

Net increase in net assets from operations	207,649	5,407,106	79,777	3,056,779

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(158,318)	(3,979,964)	(59,986)	(2,057,327)
Class A	(49,667)	(1,433,982)	(19,791)	(983,629)
From net realized gain on security transactions
Investor Class	—	(23,336)	(9,689)	(22,375)
Class A	—	(8,097)	(6,023)	(10,290)

Total Dividends and Distributions to Shareholders	(207,985)	(5,445,379)	(95,489)	(3,073,621)

CAPITAL SHARE TRANSACTIONS ($1.00 per share):
Investor Class:
Proceeds from shares sold	291,003,203	1,062,748,509	176,365,777	534,888,964
Shares issued in reinvestment of dividends	153,483	3,790,020	58,236	1,956,354
Payments for shares redeemed	(324,912,543)	(1,101,354,796)	(185,057,825)	(554,389,850)

Net decrease in net assets from investor class shares	(33,755,857)	(34,816,267)	(8,633,812)	(17,544,532)

Class A:
Proceeds from shares sold	225,234,324	796,820,709	154,734,640	498,934,561
Shares issued in reinvestment of dividends	46,718	1,340,770	19,000	912,858
Payments for shares redeemed	(263,229,106)	(663,119,845)	(181,111,667)	(417,557,651)

Net increase (decrease) in net assets from class A shares	(37,948,064)	135,041,634	(26,358,027)	82,289,768

Net increase (decrease) in net assets from capital share transactions	(71,703,921)	100,225,367	(34,991,839)	64,745,236

TOTAL INCREASE (DECREASE) IN NET ASSETS	(71,704,257)	100,187,094	(35,007,551)	64,728,394
NET ASSETS:
Beginning of period	411,326,859	311,139,765	221,767,238	157,038,844

End of period	$339,622,602	$411,326,859	$186,759,687	$221,767,238

Undistributed (Distributions in excess of) net investment income	$—	$336	$(3,718)	$(3,718)

Please see accompanying notes to financial statements.

14

Financial Highlights

For the six-month period ended April 30, 2009 (unaudited) and years or periods ended October 31, For a Share Outstanding Throughout the Periods

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized Gains (Losses) on Investments		Total from Operations		Dividends from Net Investment Income	Distributions from Net Realized Gains		Total Dividends and Distributions

TDAM Money Market Portfolio
Investor Class
2009**	$1.00	$0.002		$0.000	*	$0.002		$(0.002)	$(0.000	)*	$(0.002)
2008	1.00	0.025		(0.000	)*	0.025		(0.025)	—		(0.025)
2007	1.00	0.045		—		0.045		(0.045)	—		(0.045)
2006	1.00	0.040		—		0.040		(0.040)	—		(0.040)
2005	1.00	0.022		0.000	*	0.022		(0.022)	(0.000	)*	(0.022)
2004	1.00	0.005		—		0.005		(0.005)	—		(0.005)
Premium Class[1]
2009**	$1.00	$0.003		$0.000	*	$0.003		$(0.003)	$(0.000	)*	$(0.003)
2008	1.00	0.028		0.000	*	0.028		(0.028)	—		(0.028)
2007	1.00	0.048		—		0.048		(0.048)	—		(0.048)
2006	1.00	0.031		—		0.031		(0.031)	—		(0.031)
Class A2
2009**	$1.00	$0.002		$0.000	*	$0.002		$(0.002)	$(0.000	)*	$(0.002)
2008	1.00	0.023		0.000	*	0.023		(0.023)	—		(0.023)
2007	1.00	0.020		—		0.020		(0.020)	—		(0.020)
Select Class[3]
2009**	$1.00	$0.003		$0.000	*	$0.003		$(0.003)	$(0.000	)*	$(0.003)
2008	1.00	0.028		0.000	*	0.028		(0.028)	—		(0.028)
2007	1.00	0.020		—		0.020		(0.020)	—		(0.020)
TDAM U.S. Government Portfolio
Investor Class
2009**	$1.00	$0.002		$0.000	*	$0.002		$(0.002)	$(0.000	)*	$(0.002)
2008	1.00	0.019		0.000	*	0.019		(0.019)	—		(0.019)
2007	1.00	0.044		—		0.044		(0.044)	—		(0.044)
2006	1.00	0.039		—		0.039		(0.039)	—		(0.039)
2005	1.00	0.021		0.000	*	0.021		(0.021)	(0.000	)*	(0.021)
2004	1.00	0.004		—		0.004		(0.004)	—		(0.004)
Class A4
2009**	$1.00	$0.002		$0.000	*	$0.002		$(0.002)	$(0.000	)*	$(0.002)
2008	1.00	0.017		0.001		0.018		(0.018)	—		(0.018)
2007	1.00	0.018		—		0.018		(0.018)	—		(0.018)
TDAM Municipal Portfolio
Investor Class
2009**	$1.00	$0.001		$0.000	*	$0.001		$(0.001)	$—		$(0.001)
2008	1.00	0.015		0.000	*	0.015		(0.015)	—		(0.015)
2007	1.00	0.027		—		0.027		(0.027)	—		(0.027)
2006	1.00	0.024		—		0.024		(0.024)	—		(0.024)
2005	1.00	0.014		—		0.014		(0.014)	—		(0.014)
2004	1.00	0.004		—		0.004		(0.004)	—		(0.004)
Class A5
2009**	$1.00	$0.001		$0.000	*	$0.001		$(0.001)	$—		$(0.001)
2008	1.00	0.014		0.000	*	0.014		(0.014)	—		(0.014)
2007	1.00	0.011		—		0.011		(0.011)	—		(0.011)
TDAM California Municipal Money Market Portfolio
Investor Class
2009**	$1.00	$0.001		$—		$0.001		$(0.001)	$—		$(0.001)
2008	1.00	0.014		0.000	*	0.014		(0.014)	(0.000	)*	(0.014)
2007	1.00	0.026		—		0.026		(0.026)	—		(0.026)
2006	1.00	0.024		—		0.024		(0.024)	—		(0.024)
2005	1.00	0.015		0.000	*	0.015		(0.015)	(0.000	)*	(0.015)
2004	1.00	0.005		—		0.005		(0.005)	—		(0.005)
Class A6
2009**	$1.00	$0.000	*	$—		$0.000	*	$(0.000)*	$—		$(0.000)*
2008	1.00	0.013		0.000	*	0.013		(0.013)	(0.000	)*	(0.013)
2007	1.00	0.010		—		0.010		(0.010)	—		(0.010)
TDAM New York Municipal Money Market Portfolio
Investor Class
2009**	$1.00	$0.000	*	$—		$0.000	*	$(0.000)*	$(0.000	)*	$(0.000)*
2008	1.00	0.014		0.000	*	0.014		(0.014)	(0.000	)*	(0.014)
2007	1.00	0.026		0.001		0.027		(0.026)	(0.001)		(0.027)
2006	1.00	0.024		—		0.024		(0.024)	—		(0.024)
2005	1.00	0.015		—		0.015		(0.015)	—		(0.015)
2004	1.00	0.004		—		0.004		(0.004)	—		(0.004)
Class A7
2009**	$1.00	$0.000	*	$—		$0.000	*	$(0.000)*	$(0.000	)*	$(0.000)*
2008	1.00	0.013		0.000	*	0.013		(0.013)	(0.000	)*	(0.013)
2007	1.00	0.010		—		0.010		(0.010)	—		(0.010)

	Net Asset Value, End of Period	Total Investment Return†	Net Assets End of Period (000)	Ratio of Net Expenses to Average Net Assets	Ratio of Total Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets

TDAM Money Market Portfolio
Investor Class
2009**	$1.00	0.21%	$7,401,775	0.78%‡	0.98%‡	0.44%‡
2008	1.00	2.47%	8,105,457	0.93%	0.93%	2.47%
2007	1.00	4.57%	9,551,893	0.94%	0.94%	4.48%
2006	1.00	4.10%	8,618,222	0.88%	0.90%	4.06%
2005	1.00	2.20%	6,391,481	0.82%	0.91%	2.17%
2004	1.00	0.52%	6,252,453	0.82%	0.91%	0.49%
Premium Class[1]
2009**	$1.00	0.30%	$709,399	0.61%‡	0.65%‡	0.61%‡
2008	1.00	2.81%	923,397	0.60%	0.60%	2.80%
2007	1.00	4.92%	1,418,980	0.60%	0.60%	4.81%
2006	1.00	3.15%	1,459,823	0.56%‡	0.56%‡	4.64%‡
Class A2
2009**	$1.00	0.21%	$6,127,294	0.81%‡	1.06%‡	0.40%‡
2008	1.00	2.39%	6,372,553	1.01%	1.01%	2.32%
2007	1.00	1.95%	1,360,332	1.04%‡	1.04%‡	4.45%‡
Select Class[3]
2009**	$1.00	0.29%	$3,330,509	0.62%‡	0.66%‡	0.57%‡
2008	1.00	2.80%	3,326,644	0.61%	0.61%	2.55%
2007	1.00	1.60%	710,585	0.63%‡	0.63%‡	4.81%‡
TDAM U.S. Government Portfolio
Investor Class
2009**	$1.00	0.16%	$2,605,136	0.51%‡	0.96%‡	0.35%‡
2008	1.00	1.93%	2,957,140	0.96%	0.96%	1.88%
2007	1.00	4.45%	1,989,556	0.94%	0.94%	4.35%
2006	1.00	3.97%	1,696,800	0.91%	0.93%	3.93%
2005	1.00	2.11%	1,561,282	0.92%	0.92%	2.09%
2004	1.00	0.45%	1,484,805	0.82%	0.92%	0.45%
Class A4
2009**	$1.00	0.15%	$2,913,141	0.54%‡	1.04%‡	0.30%‡
2008	1.00	1.85%	2,982,096	1.04%	1.04%	1.67%
2007	1.00	1.79%	375,584	1.03%‡	1.03%‡	4.12%‡
TDAM Municipal Portfolio
Investor Class
2009**	$1.00	0.12%	$626,451	0.64%‡	1.01%‡	0.24%‡
2008	1.00	1.55%	623,347	1.02%	1.02%	1.55%
2007	1.00	2.74%	704,039	0.98%	0.98%	2.70%
2006	1.00	2.47%	740,871	0.92%	0.95%	2.44%
2005	1.00	1.38%	718,969	0.81%	0.93%	1.37%
2004	1.00	0.39%	740,484	0.81%	0.93%	0.38%
Class A5
2009**	$1.00	0.10%	$390,932	0.70%‡	1.10%‡	0.21%‡
2008	1.00	1.46%	510,305	1.10%	1.10%	1.43%
2007	1.00	1.15%	59,564	1.10%‡	1.10%‡	2.58%‡
TDAM California Municipal Money Market Portfolio
Investor Class
2009**	$1.00	0.06%	$224,805	0.56%‡	1.05%‡	0.13%‡
2008	1.00	1.42%	258,561	1.00%	1.00%	1.42%
2007	1.00	2.68%	293,406	0.98%	0.98%	2.65%
2006	1.00	2.47%	318,812	0.89%	0.95%	2.44%
2005	1.00	1.51%	293,172	0.70%	0.94%	1.51%
2004	1.00	0.46%	259,312	0.70%	0.94%	0.46%
Class A6
2009**	$1.00	0.04%	$114,817	0.61%‡	1.13%‡	0.09%‡
2008	1.00	1.34%	152,766	1.08%	1.08%	1.32%
2007	1.00	1.04%	17,734	1.11%‡	1.11%‡	2.54%‡
TDAM New York Municipal Money Market Portfolio
Investor Class
2009**	$1.00	0.06%	$121,010	0.64%‡	1.14%‡	0.10%‡
2008	1.00	1.45%	151,560	1.05%	1.05%	1.42%
2007	1.00	2.70%	147,210	1.04%	1.04%	2.60%
2006	1.00	2.44%	147,952	0.91%	0.98%	2.40%
2005	1.00	1.48%	152,577	0.70%	0.97%	1.48%
2004	1.00	0.43%	140,319	0.70%	0.97%	0.43%
Class A7
2009**	$1.00	0.03%	$65,750	0.70%‡	1.22%‡	0.06%‡
2008	1.00	1.37%	69,724	1.13%	1.13%	1.35%
2007	1.00	1.04%	9,829	1.21%‡	1.21%‡	2.43%‡

*	Amount represents less than $0.001 per share.

**	For the six-month period ended April 30, 2009.

†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends. This return is not annualized.

‡	Annualized.

1	Premium Class shares commenced operations on February 27, 2006.

2	Class A shares commenced operations on May 24, 2007.

3	Select Class shares commenced operations on July 3, 2007.

4	Class A shares commenced operations on May 30, 2007.

5	Class A shares commenced operations on May 25, 2007.

6	Class A shares commenced operations on June 5, 2007.

7	Class A shares commenced operations on May 31, 2007.

Please see accompanying notes to financial statements.

15

TD ASSET MANAGEMENT USA FUNDS INC.

Notes to Financial Statements – April 30, 2009 (Unaudited)

Note 1 — Organization

TD Asset Management USA Funds Inc. (the “Company”) was organized as a Maryland corporation on August 16, 1995. The Company changed its name from TD Waterhouse Family of Funds, Inc. to TD Asset Management USA Funds Inc. on April 24, 2006. The Company is registered as an open-end management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “Act”). Shares of the Company are registered under the Securities Act of 1933, as amended. The Company currently has eleven portfolios. This shareholder report only applies to the TDAM Money Market Portfolio (the “Money Market Portfolio”), the TDAM U.S. Government Portfolio (the “U.S. Government Portfolio”), the TDAM Municipal Portfolio (the “Municipal Portfolio”), the TDAM California Municipal Money Market Portfolio (the “California Portfolio”), and the TDAM New York Municipal Money Market Portfolio (the “New York Portfolio”) (each a “Portfolio” and collectively the “Portfolios”). Each Portfolio is a diversified investment portfolio, except for the California Portfolio and the New York Portfolio, which are non-diversified. The investment objective of each diversified Portfolio is to seek maximum current income to the extent consistent with liquidity and preservation of capital and a stable share price of $1.00 per share. The investment objective of each of the California Portfolio and the New York Portfolio is to seek maximum current income that is exempt from federal and California State or New York State and City (as applicable) income taxes, to the extent consistent with liquidity and preservation of capital and a stable share price of $1.00 per share. The Money Market Portfolio has the flexibility to invest broadly in U.S. dollar-denominated securities of domestic and foreign issuers. The U.S. Government Portfolio offers an added measure of safety by investing exclusively in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Municipal Portfolio offers investors Federal tax-exempt income by investing primarily in municipal securities. The California Portfolio and the New York Portfolio offer investors tax-exempt income on a Federal level by investing primarily in municipal securities, along with tax-exempt income in their respective states.

On January 7, 2009, the Board of Directors approved the reclassification and designation of the shares of the five Portfolios as follows:

Authorized Shares
TDAM Money Market Portfolio — Investor Class	12 billion
TDAM Money Market Portfolio — Premium Class	2 billion
TDAM Money Market Portfolio — Class A	10 billion
TDAM Money Market Portfolio — Select Class	5 billion
TDAM U.S. Government Portfolio — Investor Class	8 billion
TDAM U.S. Government Portfolio — Class A	6 billion
TDAM Municipal Portfolio — Investor Class	5 billion
TDAM Municipal Portfolio — Class A	5 billion
TDAM California Municipal Money Market Portfolio — Investor Class	6 billion
TDAM California Municipal Money Market Portfolio — Class A	2 billion
TDAM New York Municipal Money Market Portfolio — Investor Class	2 billion
TDAM New York Municipal Money Market Portfolio — Class A	2 billion

On December 20, 2007, an affiliate of the TDAM USA Inc. (the Company’s “Investment Manager” and ”Administrator”) purchased at amortized cost plus accrued interest from the Money Market Portfolio a security with a face value of $300,000,000. Although this holding remained eligible to be held by the Money Market Portfolio, because of current conditions in the credit markets, including the illiquidity of certain types of instruments that have direct or indirect exposure to the residential mortgage market, including the security, the Investment Manager determined that it would be advisable to sell the security. Because of the absence of liquidity in the market for the security, the Board of Directors determined that it would not be in the best interest of the Money Market Portfolio and its shareholders to dispose of the security in the market and authorized the sale of the security to the affiliate of the Investment Manager for cash at amortized cost plus accrued interest. In order to do this, the Investment Manager and its affiliate sought and received “no action” relief from the Securities and Exchange Commission staff. The transaction had no impact on the net

16

TD ASSET MANAGEMENT USA FUNDS INC.

Notes to Financial Statements – April 30, 2009 (Unaudited)

asset value of the Money Market Portfolio’s shares. It is estimated that had this security been sold to a third party, the Money Market Portfolio would have realized a loss in the amount of approximately $45,000,000. As a result, this estimated loss along with offsetting payments from the Investment Manager, has been reflected in the Statements of Changes in Net Assets. The impact to the Money Market Portfolio’s total return was less than 0.01% .

Note 2 — Significant Accounting Policies

The following is a summary of the Company’s significant accounting policies:

Use of Estimates — The Company’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of management estimates and assumptions. Actual results could differ from these estimates.

Computation of Net Asset Value — It is each Portfolio’s policy to maintain a continuous net asset value of $1.00 per share for each class. Each Portfolio has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that each Portfolio will be able to maintain a stable net asset value of $1.00 per share.

The Company accounts separately for the assets, liabilities and operations of each Portfolio. Expenses directly attributable to each Portfolio are charged to that Portfolio’s operations; expenses which are applicable to all Portfolios are allocated among them on a pro rata basis. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Securities Valuation — Each Portfolio’s securities are valued using the amortized cost method, which approximates market value. The amortized cost method involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium. At April 30, 2009, the cost of investments of each Portfolio for Federal income tax purposes was substantially the same as the cost for financial reporting purposes.

In September, 2006, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards (“SFAS”) No. 157, which provides enhanced guidance for using fair value to measure assets and liabilities. The Portfolios adopted SFAS No. 157 on November 1, 2008. SFAS No. 157 establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

  Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Portfolios have the ability to access at the measurement date;

  Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

  Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

17

TD ASSET MANAGEMENT USA FUNDS INC.

Notes to Financial Statements – April 30, 2009 (Unaudited)

As required by SFAS No.157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs and may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Fund’s investments are measured at April 30, 2009:

Investments in Securities	Level 1	Level 2	Level 3	Total
Money Market Portfolio	$—	$17,588,032,841	$—	$17,588,032,841
U.S. Government Portfolio	—	5,458,314,660	—	5,458,314,660
Municipal Portfolio	—	1,018,352,723	—	1,018,352,723
California Portfolio	—	340,956,035	—	340,956,035
New York Portfolio	—	186,606,286	—	186,606,286

In October 2008, the FASB issued Staff Position 157-3, Determining the Fair Value of a Financial Asset in a Market That Is Not Active (“FSP 157-3”), which clarifies the application of SFAS 157 in an inactive market and provides an illustrative example to demonstrate how the fair value of a financial asset is determined when the market for that financial asset is not active. The guidance provided by FSP 157-3 did not have an impact on the Portfolios’ approach to valuing financial assets.

In April 2009, FASB Staff Position No. 157-4 — Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP 157-4”) was issued. FSP 157-4 clarifies the process for measuring the fair value of financial instruments when the markets become inactive and quoted prices may reflect distressed transactions. FSP 157-4 provides a non-exclusive list of factors a reporting entity should consider when determining whether there has been a significant decrease in the volume and level of activity for an asset or liability when compared with normal market activity. Under FSP 157-4, if a reporting entity concludes there has been a significant decrease in volume and level of activity for the asset or liability (or similar assets or liabilities), transactions or quoted prices may not be determinative of fair value. Further analysis of the transactions or quoted prices is needed, and a significant adjustment to the transactions or quoted prices may be necessary to estimate fair value in accordance with FASB Statement No. 157 — Fair Value Measurement. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. At this time, management is evaluating the impact of FSP 157-4 on the Portfolios’ financial statements.

Repurchase Agreements — Each Portfolio may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Investment Manager, subject to the seller’s agreement to repurchase and the Portfolio’s agreement to resell such securities at a mutually agreed upon price. Collateral received for securities purchased subject to repurchase agreements is deposited with the Portfolio’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Investment Income — Interest income, including amortization of discounts and premiums on securities, is accrued as earned.

Expense Offset Arrangement — The Portfolios have an arrangement with their custodian bank whereby the Portfolios receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. Conversely, the Portfolios are charged a fee (i.e., “earnings debits”) by their custodian when negative cash balances are maintained. For financial reporting purposes, the Portfolios include net earnings debits in custody fees and net earnings credits as an expense offset in the Statements of Operations.

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TD ASSET MANAGEMENT USA FUNDS INC.

Notes to Financial Statements – April 30, 2009 (Unaudited)

Dividends and Distributions to Shareholders — Dividends arising from net investment income are declared daily and paid monthly. Net realized short-term capital gains, if any, may be distributed during the year and net realized long-term capital gain, if any, is distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with income tax regulations.

Securities Transactions — Securities transactions are accounted for on the trade date. Realized gains and losses from securities transactions are recorded on a specific identification basis.

Note 3 — Investment Management Fees and Other Transactions with Affiliates of the Investment Manager

Under the terms of an Investment Management Agreement with the Investment Manager, a wholly-owned subsidiary of The Toronto-Dominion Bank, for the investment management services furnished to each Portfolio, such Portfolio pays the Investment Manager an annual investment management fee, on a graduated basis, equal to 0.10 of 1% of the first $1 billion of average daily net assets of each such Portfolio, 0.09 of 1% of the next $1 billion, and 0.08 of 1% of average daily net assets of each such Portfolio over $2 billion.

The Administrator has been retained under an Administration Agreement to perform certain administrative services for each Portfolio. The Administrator does not receive a separate fee for administrative services. The Administrator has entered into an agreement with Citi Fund Services Ohio, Inc. (“Citi”) whereby Citi performs certain administrative services for the Portfolios. The Administrator pays Citi’s fees for providing these services. TD AMERITRADE, Inc., an affiliate of the Investment Manager, has been retained under a Shareholder Services Agreement to perform certain shareholder services necessary for the operation of each Portfolio and Class. The Shareholder Services Agreement provides that each Portfolio and Class (other than the Premium Class and Select Class of the Money Market Portfolio) pays TD AMERITRADE, Inc. a monthly fee at an annual rate of 0.25 of 1% of average daily net assets. Each of the Premium Class and Select Class of the Money Market Portfolio pays TD AMERITRADE, Inc. a monthly fee at an annual rate of 0.05 of 1% of its average daily net assets.

TD AMERITRADE Clearing, Inc. (the “Transfer Agent”), an affiliate of the Investment Manager, has been retained under a Transfer Agency Agreement to perform certain transfer agency services for each Portfolio and Class. For such services, each Portfolio and Class (other than the Premium Class of the Money Market Portfolio) pays the Transfer Agent a monthly fee at an annual rate of 0.10 of 1% of average daily net assets. The Premium Class of the Money Market Portfolio pays the Transfer Agent a monthly fee at an annual rate of 0.05 of 1% of average daily net assets.

The Portfolios’ Distribution Plan pursuant to Rule 12b-1 under the Act (the “Rule 12b-1 Plan”) permits the Investor Class and Class A of each Portfolio to pay from its assets distribution fees at a rate not to exceed 0.45% and 0.53%, respectively, of the annual average daily net assets of each such class; the Premium Class of the Money Market Portfolio to pay from its assets fees at a rate not to exceed 0.365% of its annual average daily net assets; and the Select Class of the Money Market Portfolio to pay from its assets fees at a rate not to exceed 0.33% of its annual average daily net assets (“12b-1 Fees”). These distribution fees are computed and accrued daily and will be paid to broker-dealers, including TD AMERITRADE, Inc. and other persons, pursuant to the terms of selected dealer agreements, selling agreements or other agreements complying with Rule 12b-1 that have been approved by the Board of Directors (“Rule 12b-1 Agreements”).

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TD ASSET MANAGEMENT USA FUNDS INC.

Notes to Financial Statements – April 30, 2009 (Unaudited)

For the six-month period ended April 30, 2009, the Investment Manager and its affiliates waived certain fees and assumed certain expenses in an effort to maintain certain net yields for each Portfolio as follows:

	Investment Management Fees	Investment Management Fees Waived	Distribution Fees	Distribution Fees Waived	Shareholder Service Fees	Shareholder Service Fees Waived	Transfer Agent Fees	Transfer Agent Fees Waived
Money Market Portfolio
Investor Class	$3,180,717	$—	$17,541,405	$(7,846,816)	$9,745,188	$(101,119)	$3,898,037	$—
Premium Class	367,404	—	1,636,777	(153,096)	224,219	—	224,219	—
Class A	2,546,688	—	16,547,729	(7,782,735)	7,805,533	(81,648)	3,122,183	—
Select Class	1,462,966	—	5,915,727	(760,631)	896,334	—	1,792,623	—
U.S. Government Portfolio
Investor Class	1,207,831	—	6,388,243	(5,278,863)	3,549,011	(1,200,450)	1,419,601	—
Class A	1,279,173	—	7,967,736	(6,238,790)	3,758,366	(1,309,311)	1,503,321	—
Municipal Portfolio
Investor Class	320,520	(42,760)	1,451,840	(1,134,615)	806,575	(33,377)	322,629	—
Class A	206,213	(28,881)	1,100,205	(779,252)	518,964	(19,999)	207,582	—
California Portfolio
Investor Class	121,244	(82,579)	545,608	(425,913)	303,114	(91,112)	121,299	(182)
Class A	58,186	(38,241)	308,384	(221,031)	145,464	(43,998)	58,130	—
New York Portfolio
Investor Class	61,205	(41,120)	275,428	(215,652)	153,015	(50,062)	61,319	(314)
Class A	35,661	(23,581)	189,004	(133,586)	89,153	(26,716)	35,547	—

Note 4 — Directors’ Fees

Each Director who is not an “interested person” as defined in the Act, who serves on the Board of Directors of the Company receives, in the aggregate:

1.	a base annual retainer of $40,000, payable quarterly;

2.	a meeting fee of $4,375 for each meeting attended in person;

3.	a meeting fee of $3,000 for each meeting attended by telephone;

4.	for committee meetings, other than audit committee meetings, taking place on days when there is no meeting of the full Board of Directors, a committee meeting fee of $4,375 for each such meeting attended; and

5.	for audit committee meetings taking place on days when there is no meeting of the full Board of Directors, an audit committee meeting fee of $2,500 for each such meeting attended.

Directors’ fees are allocated among the series of the Company.

Note 5 — Credit Risk

The California and New York Portfolios follow an investment policy of investing primarily in municipal obligations of one state (as indicated by the name of the respective Portfolio). Economic changes affecting the respective state and related public bodies and municipalities may affect the ability of issuers within such state to pay interest on, or repay principal of, municipal obligations held by the California or New York Portfolios. The income from each Portfolio will vary with changes in prevailing interest rates. In addition, each Portfolio’s investments are subject to “credit risk,” which is the risk that an issuer will be unable to repay its obligations at maturity. Funds that invest primarily in high quality securities generally are subject to less credit risk than funds that invest in lower quality securities. The U.S. Government Portfolio reduces credit risk by investing primarily in U.S. government and agency securities. However, as discussed above, not all of these securities in which the U.S. Government Portfolio (and each other Portfolio of the Company) may invest are backed by the full faith and credit of the U.S. government. There is no guarantee that the U.S. government will support securities not backed by its full faith and credit. Accordingly, although these securities historically have involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the U.S. government’s full faith and credit.

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TD ASSET MANAGEMENT USA FUNDS INC.

Notes to Financial Statements – April 30, 2009 (Unaudited)

In addition to credit risk, asset-backed securities and other securities with early redemption features are subject to pre-payment risk. During periods of declining interest rates, prepayment of loans underlying asset-backed securities can be expected to accelerate or an issuer may retire an outstanding bond early to reduce interest costs. A Portfolio’s ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time.

Note 6 — Federal Income Taxes

It is each Portfolio’s policy to continue to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Portfolio so qualifies, and distributes at least 90% of its taxable net income, the Portfolio (not the shareholders) will be relieved of Federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

On April 30, 2008, the Funds adopted Financial Accounting Standards Board Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet a more-likely-than-not threshold, including interest and penalties, would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management has analyzed the Portfolios’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of April 30, 2009, no provision for income tax would be required in the Portfolios’ financial statements.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Portfolio’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gain (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The tax character of distributions declared to shareholders during the fiscal years ended October 31, 2008 and 2007, were as follows:

		Tax-Exempt Income	Ordinary Income	Long-Term Capital Gain	Total
Money Market Portfolio	2008	$—	$491,444,000	$—	$491,444,000
	2007	—	524,008,709	—	524,008,709
U.S. Government Portfolio	2008	—	66,934,039	—	66,934,039
	2007	—	84,221,199	—	84,221,199
Municipal Portfolio	2008	13,833,344	39,791	—	13,873,135
	2007	20,738,621	—	—	20,738,621
California Portfolio	2008	5,372,175	52,144	21,060	5,445,379
	2007	8,167,469	—	5,549	8,173,018
New York Portfolio	2008	3,033,000	8,175	32,446	3,073,621
	2007	3,902,561	98,289	939	4,001,789

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TD ASSET MANAGEMENT USA FUNDS INC.

Notes to Financial Statements – April 30, 2009 (Unaudited)

As of October 31, 2008, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Other Temporary Differences	Total Distributable Earnings (Accumulated Losses)
Money Market Portfolio	$—	$28,470,672	$—	$—	$(28,267,802)	$202,870
U.S. Government Portfolio	—	5,086,037	2,605	—	(5,068,411)	20,231
Municipal Portfolio	1,733,616	—	—	(33,063)	(1,733,777)	(33,224)
California Portfolio	571,005	—	—	(7,176)	(571,128)	(7,299)
New York Portfolio	381,833	15,604	—	—	(385,551)	11,886

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Portfolios that may be carried forward for a maximum period of eight years and applied against future capital gains. As of October 31, 2008, the following Portfolios had capital loss carryforwards available to offset future capital gains, if any:

	Expiring October 31,
	2013	2014	2016	Total
Municipal Portfolio	$29,940	$3,123	$—	$33,063
California Portfolio	—	—	7,176	7,176

During the year ended October 31, 2008, the Money Market Portfolio, U.S. Government Portfolio and Municipal Portfolio utilized capital loss carryforwards to offset capital gains of $150,581, $20,867 and $50,256, respectively.

Note 7 — Temporary Guarantee Program

On October 3, 2008, the Board of Directors of the Company approved the participation by each of the money market portfolios of the Company, including the Portfolios (each, a “Money Market Portfolio” and collectively, the “Money Market Portfolios”) in the U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”). The Program only protects the shares of each Money Market Portfolio’s shareholders as of September 19, 2008.

Subject to certain conditions and limitations, any shares held by a Money Market Portfolio shareholder as of the close of business on September 19, 2008 are insured against loss under the Program in the event the Money Market Portfolio’s per share net asset value falls below $0.995 (a “Guarantee Event”) and the Money Market Portfolio subsequently liquidates its holdings. The Program only covers the amount a shareholder held in a Money Market Portfolio as of the close of business on September 19, 2008 or the amount the shareholder held as of a Guarantee Event, whichever is less (“protected shares”). A shareholder who has continuously maintained an account with a Money Market Portfolio since September 19, 2008 would receive a payment for each protected share equal to the shortfall between the amount received in the liquidation and $1.00 per share in the case of a Guarantee Event. The coverage provided under the Program (and amount available to a shareholder in the event of a Guarantee Event and subsequent Portfolio liquidations) is subject to an overall limit of $50 billion for all money market portfolios participating in the Program.

Participation in the initial three months of the Program (i.e., until December 18, 2008) required a payment to the U.S. Department of the Treasury (the “Treasury”) in the amount of 0.01% of the net asset value of each Money Market Portfolio as of the close of business on September 19, 2008. This expense was borne by the Money Market Portfolios without regard to any expense limitation currently in effect for the Money Market Portfolios.

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TD ASSET MANAGEMENT USA FUNDS INC.

Notes to Financial Statements – April 30, 2009 (Unaudited)

On November 24, 2008, the Treasury announced that the Secretary of the Treasury elected to extend the Program until April 30, 2009 (the “Program Extension”) to support ongoing stability in the market. On December 4, 2008, the Board of Directors approved the participation by each of the Portfolios in the Program Extension. Continued participation in the Program required a Program Extension payment to the Treasury in the amount of 0.015% of the net asset value of each Money Market Portfolio as of the close of business on September 19, 2008. As with the payment for the initial term of the Program, the Program Extension payment was borne by the Money Market Portfolios without regard to any expense limitation currently in effect for the Money Market Portfolios.

On March 31, 2009, the Treasury announced that the Secretary of the Treasury elected to extend the Program until September 18, 2009 (the “Program Extension”) to support ongoing stability in the market. On April 9, 2009, the Board of Directors approved the participation by each of the Money Market Portfolios in the Program Extension. Continued participation in the Program requires a Program Extension payment to the Treasury in the amount of 0.015% of the net asset value of each Money Market Portfolio as of the close of business on September 19, 2008. As with the payment for the previous terms of the Program, the Program Extension payment is borne by the Money Market Portfolios without regard to any expense limitation currently in effect for the Money Market Portfolios.

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TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Money Market Portfolio • Schedule of Investments
April 30, 2009 (Unaudited)

PRINCIPAL AMOUNT		VALUE

	COMMERCIAL PAPER

	ASSET-BACKED—4.6%
$98,500,000	Old Line Funding LLC, 0.65%, due 5/6/09
	(LIQ: Royal Bank of Canada; Old Line Funding) (Note D)	$98,491,108
44,000,000	Old Line Funding LLC, 0.35%, due 5/7/09
	(LIQ: Royal Bank of Canada; Old Line Funding) (Note D)	43,997,433
81,610,000	Old Line Funding LLC, 0.55%, due 5/13/09
	(LIQ: Royal Bank of Canada; Old Line Funding) (Note D)	81,595,038
50,000,000	Old Line Funding LLC, 0.30%, due 5/18/09
	(LIQ: Royal Bank of Canada; Old Line Funding) (Note D)	49,992,917
99,000,000	Old Line Funding LLC, 0.60%, due 5/21/09
	(LIQ: Royal Bank of Canada; Old Line Funding) (Note D)	98,967,000
75,000,000	Old Line Funding LLC, 0.30%, due 6/2/09
	(LIQ: Royal Bank of Canada; Old Line Funding) (Note D)	74,980,000
99,000,000	Old Line Funding LLC, 0.65%, due 6/17/09
	(LIQ: Royal Bank of Canada; Old Line Funding) (Note D)	98,915,987
47,934,000	Old Line Funding LLC, 0.60%, due 6/18/09
	(LIQ: Royal Bank of Canada; Old Line Funding) (Note D)	47,895,653
92,981,000	Old Line Funding LLC, 0.47%, due 7/9/09
	(LIQ: Royal Bank of Canada; Old Line Funding) (Note D)	92,897,240
21,097,000	Old Line Funding LLC, 0.45%, due 7/15/09
	(LIQ: Royal Bank of Canada; Old Line Funding) (Note D)	21,077,221

		708,809,597

	BANKS—16.4%
150,000,000	Australia & New Zealand Banking Group, 0.89%, due 7/13/09 (Note D)	149,729,292
100,000,000	Australia & New Zealand Banking Group, 0.85%, due 7/17/09 (Note D)	99,818,194
75,000,000	Australia & New Zealand Banking Group, 0.60%, due 8/7/09 (Note D)	74,877,500
100,000,000	Australia & New Zealand Banking Group, 0.96%, due 8/18/09 (Note D)	99,709,333
97,000,000	Australia & New Zealand Banking Group, 0.80%, due 9/18/09 (Note D)	96,698,222
100,000,000	Australia & New Zealand Banking Group, 0.79%, due 9/24/09 (Note D)	99,679,611
150,000,000	Bank of Nova Scotia, 0.69%, due 5/22/09	149,939,625
200,000,000	Bank of Nova Scotia, 0.65%, due 7/21/09	199,707,500
149,500,000	JPMorgan Chase Funding, 0.55%, due 5/7/09 (GTY: JPMorgan Chase & Co.)	149,486,296
250,000,000	JPMorgan Chase Funding, 0.55%, due 5/19/09 (GTY: JPMorgan Chase & Co.)	249,931,250
249,000,000	JPMorgan Chase Funding, 0.31%, due 6/2/09 (GTY: JPMorgan Chase & Co.)	248,930,711
75,000,000	Royal Bank of Canada, 0.55%, due 8/17/09	74,876,250
200,000,000	Svenska Handelsbanken AB, Inc., 0.79%, due 5/4/09	199,986,833
150,000,000	Svenska Handelsbanken AB, Inc., 0.53%, due 7/29/09	149,805,313
200,000,000	Westpac Banking Corp., NY, 0.51%, due 5/8/09 (Note D)	199,980,167
200,000,000	Westpac Banking Corp., NY, 0.51%, due 5/14/09 (Note D)	199,963,167
240,000,000	Westpac Banking Corp., NY, 0.64%, due 6/8/09 (Note D)	239,837,867
100,000,000	Westpac Banking Corp., NY, 0.66%, due 6/12/09 (Note D)	99,923,000
100,000,000	Westpac Banking Corp., NY, 0.50%, due 7/9/09 (Note D)	99,904,167

		2,882,784,298

	DOMESTIC/FOREIGN BANK SUPPORTED—40.2%
75,000,000	BNP Paribas, 0.61%, due 5/4/09 (GTY: BNP Paribas)	74,996,187
150,000,000	BNP Paribas, 0.98%, due 5/20/09 (GTY: BNP Paribas)	149,922,417
100,000,000	BNP Paribas, 0.00%, due 6/18/09 (GTY: BNP Paribas)	99,886,933
75,000,000	BNP Paribas, 1.04%, due 7/16/09 (GTY: BNP Paribas)	74,835,333
125,000,000	BNP Paribas, 0.63%, due 8/28/09 (GTY: BNP Paribas)	124,739,687
100,000,000	BNP Paribas, 0.76%, due 9/28/09 (GTY: BNP Paribas)	99,684,167

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TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Money Market Portfolio • Schedule of Investments
April 30, 2009 (Unaudited)

PRINCIPAL AMOUNT		VALUE

$200,000,000	BNP Paribas, 0.96%, due 10/21/09 (GTY: BNP Paribas)	$199,082,139
150,000,000	Canadian Imperial Holdings, 0.80%, due 5/13/09
	(GTY: Canadian Imperial Bank of Commerce)	149,960,000
150,000,000	Canadian Imperial Holdings, 0.45%, due 6/9/09
	(GTY: Canadian Imperial Bank of Commerce)	149,926,875
175,000,000	Canadian Imperial Holdings, 0.75%, due 6/22/09
	(GTY: Canadian Imperial Bank of Commerce)	174,810,417
150,000,000	Canadian Imperial Holdings, 0.85%, due 7/24/09
	(GTY: Canadian Imperial Bank of Commerce)	149,704,250
200,000,000	Canadian Imperial Holdings, 0.63%, due 7/27/09
	(GTY: Canadian Imperial Bank of Commerce)	199,695,500
150,000,000	CBA (Delaware) Finance, 0.79%, due 5/26/09
	(GTY: Commonwealth Bank of Australia)	149,917,708
141,000,000	CBA (Delaware) Finance, 0.75%, due 6/9/09
	(GTY: Commonwealth Bank of Australia)	140,885,438
60,000,000	CBA (Delaware) Finance, 0.79%, due 6/16/09
	(GTY: Commonwealth Bank of Australia)	59,939,433
42,990,000	CBA (Delaware) Finance, 0.64%, due 6/23/09
	(GTY: Commonwealth Bank of Australia)	42,949,494
225,600,000	CBA (Delaware) Finance, 0.64%, due 7/17/09
	(GTY: Commonwealth Bank of Australia)	225,358,733
99,000,000	CBA (Delaware) Finance, 0.69%, due 7/27/09
	(GTY: Commonwealth Bank of Australia)	98,834,918
99,000,000	CBA (Delaware) Finance, 0.79%, due 8/25/09
	(GTY: Commonwealth Bank of Australia)	98,747,990
50,000,000	ING (US) Funding LLC, 0.35%, due 5/1/09 (GTY: ING Bank N.V.) (Note D)	50,000,000
100,000,000	ING (US) Funding LLC, 0.93%, due 5/20/09 (GTY: ING Bank N.V.) (Note D)	99,950,917
115,000,000	ING (US) Funding LLC, 0.65%, due 6/3/09 (GTY: ING Bank N.V.) (Note D)	114,931,479
98,000,000	ING (US) Funding LLC, 0.58%, due 6/15/09 (GTY: ING Bank N.V.) (Note D)	97,928,950
135,000,000	ING (US) Funding LLC, 0.80%, due 7/2/09 (GTY: ING Bank N.V.) (Note D)	134,814,000
100,000,000	ING (US) Funding LLC, 0.77%, due 7/10/09 (GTY: ING Bank N.V.) (Note D)	99,850,278
100,000,000	ING (US) Funding LLC, 0.72%, due 7/13/09 (GTY: ING Bank N.V.) (Note D)	99,854,000
100,000,000	ING (US) Funding LLC, 0.67%, due 7/22/09 (GTY: ING Bank N.V.) (Note D)	99,847,389
100,000,000	National Australia Funding, 0.69%, due 5/12/09 (LOC: National Australia Bank)	99,978,917
150,200,000	National Australia Funding, 0.61%, due 5/27/09 (LOC: National Australia Bank)	150,133,829
100,000,000	National Australia Funding, 0.54%, due 7/2/09 (LOC: National Australia Bank)	99,907,000
200,000,000	National Australia Funding, 0.54%, due 7/14/09 (LOC: National Australia Bank)	199,778,000
150,000,000	National Australia Funding, 0.54%, due 7/16/09 (LOC: National Australia Bank)	149,825,833
100,000,000	National Australia Funding, 0.99%, due 10/20/09 (LOC: National Australia Bank)	99,527,000
226,000,000	Nordea North America, Inc., 0.46%, due 6/1/09 (GTY: Nordea Bank AB)	225,910,479
100,000,000	Nordea North America, Inc., 0.47%, due 6/10/09 (GTY: Nordea Bank AB)	99,947,778
200,000,000	Nordea North America, Inc., 0.51%, due 6/30/09 (GTY: Nordea Bank AB)	199,830,000
173,000,000	Nordea North America, Inc., 0.51%, due 7/15/09 (GTY: Nordea Bank AB)	172,812,583
50,000,000	Queensland Treasury Corp., 0.43%, due 5/18/09 (GTY: Queensland)	49,989,847
50,000,000	Queensland Treasury Corp., 0.58%, due 6/17/09 (GTY: Queensland)	49,962,139
50,000,000	Queensland Treasury Corp., 0.41%, due 6/30/09 (GTY: Queensland)	49,965,833
20,000,000	Queensland Treasury Corp., 0.58%, due 7/10/09 (GTY: Queensland)	19,977,444
50,000,000	Queensland Treasury Corp., 0.67%, due 7/17/09 (GTY: Queensland)	49,928,347
50,000,000	Queensland Treasury Corp., 0.58%, due 7/20/09 (GTY: Queensland)	49,935,556
50,000,000	Queensland Treasury Corp., 0.91%, due 8/18/09 (GTY: Queensland)	49,862,236
99,200,000	Queensland Treasury Corp., 0.81%, due 8/19/09 (GTY: Queensland)	98,954,480
100,000,000	Queensland Treasury Corp., 0.71%, due 9/24/09 (GTY: Queensland)	99,712,056
140,000,000	Rabobank USA Financial, 0.34%, due 5/1/09 (GTY: Rabobank Nederland)	140,000,000
100,000,000	Rabobank USA Financial, 0.19%, due 6/1/09 (GTY: Rabobank Nederland)	99,983,639

25

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Money Market Portfolio • Schedule of Investments
April 30, 2009 (Unaudited)

PRINCIPAL AMOUNT		VALUE

$150,000,000	Rabobank USA Financial, 0.69%, due 6/15/09 (GTY: Rabobank Nederland)	$149,870,625
200,000,000	Rabobank USA Financial, 0.69%, due 6/19/09 (GTY: Rabobank Nederland)	199,812,167
150,000,000	Scotiabanc, Inc., 0.74%, due 5/11/09 (GTY: Bank of Nova Scotia)	149,969,167
100,000,000	Scotiabanc, Inc., 0.70%, due 5/18/09 (GTY: Bank of Nova Scotia)	99,966,944
150,000,000	Scotiabanc, Inc., 0.69%, due 6/18/09 (GTY: Bank of Nova Scotia)	149,862,000
200,000,000	Societe Generale, N.A., 0.68%, due 5/6/09 (GTY: Societe Generale)	199,981,111
100,000,000	Societe Generale, N.A., 0.93%, due 5/22/09 (GTY: Societe Generale)	99,945,750
200,000,000	Societe Generale, N.A., 0.71%, due 6/25/09 (GTY: Societe Generale)	199,783,055
175,000,000	Societe Generale, N.A., 0.62%, due 7/23/09 (GTY: Societe Generale)	174,749,847
125,000,000	Societe Generale, N.A., 0.63%, due 7/28/09 (GTY: Societe Generale)	124,807,500

		7,065,725,794

	FOREIGN GOVERNMENTS—18.3%
50,000,000	Caisse Centrale Desjardins, 0.38%, due 5/22/09 (Note D)	49,988,917
100,000,000	Canadian Government, 0.70%, due 9/8/09	99,747,222
100,000,000	Canadian Government, 0.70%, due 9/9/09	99,745,278
99,000,000	Export Development Canada, 1.46%, due 6/2/09	98,872,400
20,000,000	Export Development Canada, 0.55%, due 6/10/09	19,987,778
99,000,000	Export Development Canada, 0.96%, due 9/4/09	98,670,825
100,000,000	Export Development Canada, 1.06%, due 9/8/09	99,620,833
399,200,000	Export Development Canada, 0.65%, due 12/24/09	397,503,070
130,000,000	KFW, 0.40%, due 5/12/09 (GTY: Republic of Germany) (Note D)	129,984,111
200,000,000	KFW, 0.43%, due 5/15/09 (GTY: Republic of Germany) (Note D)	199,966,556
140,000,000	KFW, 0.49%, due 5/26/09 (GTY: Republic of Germany) (Note D)	139,952,361
130,000,000	KFW, 0.48%, due 6/10/09 (GTY: Republic of Germany) (Note D)	129,930,667
99,000,000	Province of Ontario, 1.21%, due 5/14/09	98,957,100
99,000,000	Province of Ontario, 1.21%, due 5/21/09	98,934,000
99,000,000	Province of Ontario, 1.21%, due 5/28/09	98,910,900
99,000,000	Province of Ontario, 1.21%, due 6/4/09	98,887,800
38,000,000	Province of Ontario, 0.43%, due 6/11/09	37,981,391
236,000,000	Province of Ontario, 0.43%, due 6/17/09	235,867,512
125,000,000	Province of Quebec, 0.37%, due 5/21/09	124,974,306
200,000,000	Province of Quebec, 0.37%, due 5/29/09	199,942,444
84,000,000	Province of Quebec, 0.37%, due 6/11/09	83,955,993
123,000,000	Province of Quebec, 0.46%, due 6/12/09	122,933,990
150,000,000	Province of Quebec, 0.57%, due 8/6/09	149,769,625

		2,915,085,079

	INDUSTRIAL & OTHER COMMERCIAL PAPER—18.3%
34,000,000	BP Capital Markets PLC, 0.40%, due 7/1/09 (GTY: BP PLC) (Note D)	33,976,956
31,800,000	BP Capital Markets PLC, 0.40%, due 7/7/09 (GTY: BP PLC) (Note D)	31,776,327
16,792,000	BP Capital Markets PLC, 0.40%, due 7/9/09 (GTY: BP PLC) (Note D)	16,779,126
15,000,000	BP Capital Markets PLC, 0.41%, due 7/16/09 (GTY: BP PLC) (Note D)	14,987,017
130,000,000	Total Capital Canada, 0.62%, due 6/11/09 (GTY: Total S.A.)	129,908,205
100,500,000	Total Capital Canada, 0.50%, due 7/15/09 (GTY: Total S.A.)	100,395,312
27,250,000	Yale University, 0.60%, due 5/11/09	27,245,458
25,500,000	Yale University, 0.50%, due 5/13/09	25,495,750
15,550,000	Yale University, 0.65%, due 7/7/09	15,531,189

		396,095,340

	TOTAL COMMERCIAL PAPER—79.5%	13,968,500,108

26

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Money Market Portfolio • Schedule of Investments
April 30, 2009 (Unaudited)

PRINCIPAL AMOUNT		VALUE

	CERTIFICATES OF DEPOSIT—11.2%
$200,000,000	Australia & New Zealand Banking Group, 0.65%, due 6/19/09	$200,002,717
90,000,000	Bank of Nova Scotia, 1.26%, due 4/20/10	90,000,000
100,000,000	Bank of Montreal, 0.35%, due 5/28/09	100,000,000
150,000,000	Chase Bank USA, N.A., 0.55%, due 6/16/09	150,000,000
100,000,000	Credit Agricole, S.A., 0.85%, due 7/9/09	100,000,000
200,000,000	Credit Agricole, S.A., 1.15%, due 7/20/09	200,000,000
100,000,000	Credit Agricole, S.A., 0.85%, due 8/20/09	100,000,000
200,000,000	Credit Agricole, S.A., 1.15%, due 8/26/09	200,000,000
100,000,000	Credit Agricole, S.A., 1.10%, due 9/9/09	100,000,000
100,000,000	Credit Agricole, S.A., 1.25%, due 10/9/09	100,000,000
195,000,000	Rabobank Nederland, NY, 1.00%, due 10/9/09	195,000,000
100,000,000	Svenska Handelsbanken AB, Inc., 0.95%, due 5/18/09	100,000,000
100,000,000	Svenska Handelsbanken AB, Inc., 0.90%, due 5/27/09	100,000,000
125,000,000	Svenska Handelsbanken AB, Inc., 0.65%, due 7/17/09	125,013,348
100,000,000	Svenska Handelsbanken AB, Inc., 0.60%, due 7/20/09	100,002,219

		1,960,018,284

	U.S. GOVERNMENT AGENCY OBLIGATIONS—3.0%
134,000,000	Fannie Mae Discount Notes, 0.08%, due 3/12/09 (Notes B, E)	133,940,817
200,000,000	Freddie Mac Discount Notes, 1.85%, due 3/9/09 (Notes B, E)	199,813,889
200,000,000	Freddie Mac Discount Notes, 0.50%, due 7/7/09 (Notes B, E)	199,765,333

		533,520,039

	CORPORATE OBLIGATIONS

	DOMESTIC/FOREIGN BANK SUPPORTED—0.5%
3,685,000	Anacortes Class Assets LLC, Ser. 2003,
	1.50% (LOC: Bank of America, N.A.) (Note C)	3,685,000
1,800,000	Community HDC, Tax. Adj. Rate Demand Purchase Bonds, Ser. 2004, 1.00%
	(LOC: Wells Fargo Bank, N.A.) (Note C)	1,800,000
54,485,000	Corp. Fin. Mngrs, Inc., Integrated Loan Prog., Pooled Adj.
	Rate Tax. Demand Bonds, Ser. B, 0.75% (LOC: Wells Fargo Bank, N.A.) (Note C)	54,485,000
11,695,000	Country Class Assets, LLC, Ser. 2004A, 1.50%
	(LOC: Bank of America, N.A.) (Note C)	11,695,000
3,060,000	Kern Water Bank Authority, Tax. Adj. Rate Demand Bonds, Ser. 2003, 1.00%
	(LOC: Wells Fargo Bank, N.A.) (Note C)	3,060,000
835,000	Lauren Co LLC, Adj. Rate Demand Bonds, 1.00%
	(LOC: Wells Fargo Bank, N.A.) (Note C)	835,000
1,325,000	PCP Investors LLC, Tax. Adj. Rate Demand Purchase Bonds, Ser. 2003, 1.00%
	(LOC: Wells Fargo Bank, N.A.) (Note C)	1,325,000
7,575,000	Riddle Memorial Hospital Healthcare Center III Assoc.,
	Tax. Adj. Rate Demand Bonds, Ser. 2003, 1.00% (LOC: PNC Bank, N.A.) (Note C)	7,575,000
2,365,000	Sound Class Assets, LLC, Ser. 2005, 1.50% (LOC: Bank of America, N.A.) (Note C)	2,365,000
1,500,000	Westgate Investment Fund, LLC, Tax. Adj. Rate Demand Purchase Bonds,
	1.00% (LOC: Wells Fargo Bank, N.A.) (Note C)	1,500,000

		88,325,000

	FOREIGN GOVERNMENTS—0.3%
61,545,000	Province of Quebec, 5.00%, due 7/17/09	62,038,410

	TOTAL CORPORATE OBLIGATIONS—0.8%	150,363,410

27

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Money Market Portfolio • Schedule of Investments
April 30, 2009 (Unaudited)

PRINCIPAL AMOUNT		VALUE

	TAXABLE MUNICIPAL OBLIGATIONS—0.7%
$14,800,000	Illinois DFA, American College of Surgeons Project,
	0.64% (LOC: Northern Trust Company) (Note C)	$14,800,000
8,850,000	Mississippi Business Finance Corp, Ser. B,
	1.43% (LOC: Wells Fargo Bank, N.A.) (Note C)	8,850,000
8,340,000	New Hampshire Business Finance Authority, Pottery Barn, Inc. Project,
	1.00% (LOC: Bank of America, N.A.) (Note C)	8,340,000
22,760,000	NYC HDC, Foundation of Seacoast Health Project, Ser. B,
	0.72% (LOC: Fleet Bank, N.A.) (Note C)	22,760,000
10,000,000	Minnesota State, Office of Higher Education, Ser. A,
	1.13% (LOC: U.S. Bank, N.A.) (Note C)	10,000,000
29,000,000	Port Bellingham IDC, BP West Coast Prods. LLC Project,
	0.47% (LOC: BP West Products, LLC) (Note C)	29,000,000
27,685,000	State of Texas, Chelsea Centro Project,
	0.85% (LOC: Bayerische Landesbank GZ) (Note C)	27,685,000

		121,435,000

	REPURCHASE AGREEMENTS
100,000,000	Bank of America Securities LLC
	• 0.15% dated 4/30/09, due 5/1/09 in the amount of $100,000,417
	• fully collateralized by a FHLB obligation, coupon 2.01%
	maturity 9/23/09, value $102,000,441	100,000,000

450,000,000	Barclays Capital, Inc.
	• 0.16% dated 4/30/09, due 5/1/09 in the amount of $450,002,000
	• fully collateralized by a U.S. Treasury Note, coupon 3.75%
	maturity 11/15/18, value $459,000,044	450,000,000

104,196,000	Deutsche Bank Securities, Inc.
	• 0.15% dated 4/30/09, due 5/1/09 in the amount of $104,196,434
	• fully collateralized by various U.S. government obligations, coupon
	range 0.00%-9.80% maturity range 5/15/09-10/17/36, value $106,280,300	104,196,000

200,000,000	RBC Capital Markets Corp.
	• 0.17% dated 4/30/09, due 5/1/09 in the amount of $200,000,944
	• fully collateralized by various U.S. government obligations, coupon
	range 0.00%-8.13% maturity range 5/1/09-4/15/42, value $204,000,413	200,000,000

	TOTAL REPURCHASE AGREEMENTS—4.9%	854,196,000

	TOTAL INVESTMENTS (Cost 17,588,032,841)—100.1%	17,588,032,841

	LIABILITIES IN EXCESS OF OTHER ASSETS, NET—(0.1%)	(19,055,250)

	NET ASSETS—100.0%	$17,568,977,591

Please see accompanying notes to financial statements.

28

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM U.S. Government Portfolio • Schedule of Investments
April 30, 2009 (Unaudited)

PRINCIPAL AMOUNT		VALUE

	FANNIE MAE—12.3%
$80,000,000	Discount Notes, 0.29%, due 6/10/09 (Note E)	$79,974,222
17,119,000	Discount Notes, 0.28%, due 6/23/09 (Note E)	17,111,943
81,400,000	Discount Notes, 0.22%, due 7/1/09 (Note E)	81,369,656
170,000,000	Discount Notes, 0.32%, due 7/20/09 (Note E)	169,879,111
67,900,000	Discount Notes, 0.40%, due 7/29/09 (Note E)	67,832,854
127,150,000	Discount Notes, 0.32%, due 8/3/09 (Note E)	127,043,759
35,000,000	Discount Notes, 0.44%, due 8/26/09 (Note E)	34,949,950
100,000,000	Notes, 4.25%, due 5/15/09 (Note E)	100,152,248

		678,313,743

	FEDERAL FARM CREDIT BANK—6.1%
22,000,000	Discount Notes, 0.45%, due 7/2/09	21,982,950
70,000,000	Discount Notes, 0.55%, due 9/23/09	69,844,931
36,000,000	Discount Notes, 0.45%, due 11/3/09	35,916,300
36,000,000	Discount Notes, 0.50%, due 12/3/09	35,892,000
6,600,000	Notes, 4.13%, due 7/17/09	6,652,148
90,000,000	Notes, 5.25%, due 8/3/09	91,069,632
63,700,000	Notes, 0.90%, due 12/16/09	63,760,943
9,100,000	Notes, 3.10%, due 12/17/09	9,278,430

		334,397,334

	FEDERAL HOME LOAN BANK—22.5%
129,562,000	Discount Notes, 0.37%, due 5/1/09	129,562,000
182,000,000	Discount Notes, 0.36%, due 5/6/09	181,990,900
100,000,000	Discount Notes, 1.41%, due 5/7/09	99,976,667
34,000,000	Discount Notes, 1.26%, due 5/11/09	33,988,194
125,000,000	Discount Notes, 0.38%, due 5/18/09	124,977,569
185,000,000	Discount Notes, 0.33%, due 5/27/09	184,955,908
57,286,000	Discount Notes, 0.30%, due 6/2/09	57,270,724
220,000,000	Discount Notes, 0.24%, due 6/5/09	219,949,736
33,000,000	Discount Notes, 0.25%, due 7/6/09	32,984,875
123,500,000	Discount Notes, 0.32%, due 8/3/09	123,395,595
50,000,000	Notes, 0.37%, due 8/10/09 (Note A)	49,963,924

		1,239,016,092

	FREDDIE MAC—29.1%
230,000,000	Discount Notes, 0.35%, due 5/4/09 (Note E)	229,993,292
112,000,000	Discount Notes, 0.40%, due 5/5/09 (Note E)	111,995,022
200,000,000	Discount Notes, 0.37%, due 5/11/09 (Note E)	199,979,444
200,000,000	Discount Notes, 0.39%, due 5/12/09 (Note E)	199,976,167
100,000,000	Discount Notes, 0.30%, due 5/15/09 (Note E)	99,988,333
200,000,000	Discount Notes, 0.33%, due 6/1/09 (Note E)	199,943,167
150,000,000	Discount Notes, 0.32%, due 6/15/09 (Note E)	149,940,000
150,000,000	Discount Notes, 0.33%, due 6/26/09 (Note E)	149,923,000
90,000,000	Discount Notes, 0.40%, due 7/7/09 (Note E)	89,933,000
80,000,000	Discount Notes, 0.23%, due 8/24/09 (Note E)	79,941,222
95,000,000	Notes, 6.63%, due 9/15/09 (Note E)	97,124,406

		1,608,737,053

29

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM U.S. Government Portfolio • Schedule of Investments
April 30, 2009 (Unaudited)

PRINCIPAL AMOUNT		VALUE

	U.S. TREASURY OBLIGATIONS—2.4%
$135,000,000	U.S. Treasury Bills, 1.07%, due 7/30/09 (Note B)	$134,900,438

	REPURCHASE AGREEMENTS—26.5%
300,000,000	Bank of America Securities LLC
	• 0.15% dated 4/30/09, due 5/1/09 in the amount of $300,001,250
	• fully collateralized by various U.S. government obligations,
	coupon range 0.22%-6.38% maturity range 6/15/09-4/15/42,
	value $306,000,518	300,000,000

550,000,000	Barclays Capital, Inc.
	• 0.16% dated 4/30/09, due 5/1/09 in the amount of $550,002,444
	• fully collateralized by various U.S. Treasury obligations, coupon range
	3.25%-6.88% maturity range 12/31/09-8/15/25, value $561,000,094	550,000,000

387,950,000	Deutsche Bank Securities, Inc.
	• 0.15% dated 4/30/09, due 5/1/09 in the amount of $387,951,616
	• fully collateralized by various U.S. government obligations, coupon range
	1.70%-6.50% maturity range 5/5/09-10/27/28, value $395,709,284	387,950,000

225,000,000	RBC Capital Markets Corp.
	• 0.17% dated 4/30/09, due 5/1/09 in the amount of $225,001,062
	• fully collateralized by various U.S. government obligations,
	coupon range 1.55%-5.25% maturity range 12/15/10-2/13/18,
	value $229,500,687	225,000,000

		1,462,950,000

	TOTAL INVESTMENTS (Cost 5,458,314,660) —98.9%	5,458,314,660

	OTHER ASSETS & LIABILITIES, NET—1.1%	59,961,863

	NET ASSETS—100.0%	$5,518,276,523

Please see accompanying notes to financial statements.

30

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Municipal Portfolio • Schedule of Investments
April 30, 2009 (Unaudited)

PRINCIPAL AMOUNT		VALUE

	MUNICIPAL OBLIGATIONS

	ALABAMA—1.1%
$2,955,000	Auburn IDB Rev. Bonds (Donaldson Co. Inc. Proj.) 0.77%
	(LOC: Bank of America, N.A.) (Note C)	$2,955,000
3,900,000	Decatur IDB Solid Waste Disp. Rev. Bonds
	(BP Amoco Chem. Co.) Ser. 1995, 0.77% (Note C)	3,900,000
4,650,000	Montgomery IDRB (Anderson ALACO Lawn Proj.) 0.75%
	(LOC: U.S. Bank, N.A.) (Notes C, D)	4,650,000

		11,505,000

	CALIFORNIA—7.1%
27,011,740	Freddie Mac MFC Rev. Bonds, Ser. M001,
	0.78% (LOC: Freddie Mac) (Notes C, D, E)	27,011,740
4,300,000	Los Angeles Comm. Redev. Auth. Rev. Bonds, (Wilshire Station Apartments)
	Ser. A, 0.67% (LOC: Bank of America, N.A.) (Note C)	4,300,000
16,107,000	Riverside Cty. Teeter Fin. Auth. TECP, 0.55%, due 6/9/09	16,107,000
2,900,000	Riverside Cty. Teeter Fin. Auth. TECP, 0.45%, due 6/11/09	2,900,000
21,910,000	University of California TECP, 0.45%, due 5/6/09	21,910,000

		72,228,740

	COLORADO—4.8%
1,195,000	Boulder Hsg. Auth. Rev. Bonds (Broadway East Apts.) 0.78%
	(LOC: U.S. Bank, N.A.) (Note C)	1,195,000
20,000,000	Denver City & Cnty TECP, 0.55%, due 7/13/09	20,000,000
20,000,000	Denver City & Cnty TECP, 0.70%, due 7/14/09	20,000,000
3,900,000	Health Facs. Auth. Rev. Bonds (Exempla Inc. Proj.) 0.41%
	(LOC: U.S. Bank, N.A.) (Note C)	3,900,000
2,000,000	HFA Rev. Bonds (Ready Foods Inc. Proj.) 0.78% (LOC: Bank One, N.A.) (Note C)	2,000,000
1,400,000	HFA Rev. Bonds (Warneke Paper Box Co. Proj.) 0.62%
	(LOC: Wells Fargo Bank, N.A.) (Note C)	1,400,000

		48,495,000

	CONNECTICUT—2.2%
12,100,000	HEFA Rev. Bonds, TECP (Yale University) 0.45%, due 6/3/09 (Note C)	12,100,000
10,335,000	HEFA Rev. Bonds, TECP (Yale University) 0.50%, due 6/15/09 (Note C)	10,335,000

		22,435,000

	FLORIDA—2.1%
7,025,000	Alachua Cty., HFA Rev. Bonds (Brookside Apts. Proj.) 0.64%
	(LOC: Fannie Mae) (Notes C, E)	7,025,000
2,500,000	HFA Rev. Bonds (Heritage Pointe Proj.) 0.64% (LOC: Fannie Mae) (Notes C, E)	2,500,000
12,050,000	Miami-Dade Cty., IDA Rev. Bond, 0.62%
	(LOC: JPMorgan Chase Bank, N.A.) (Note C)	12,050,000

		21,575,000

	GEORGIA—0.7%
4,780,000	Douglas Cty. Dev. Auth. Rev. Bonds (Pandosia LLC Proj.) Ser. A,
	0.73% (LOC: Wells Fargo Bank, N.A.) (Note C)	4,780,000
2,000,000	Municipal Elec. Auth., TECP, 0.55%, due 6/11/09	2,000,000
400,000	Valdosta Lowndes Cty., IDRB (Reames Cos. Proj.) Ser. 1998,
	0.75% (LOC: Bank of America, N.A.) (Notes C, D)	400,000

		7,180,000

31

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Municipal Portfolio • Schedule of Investments
April 30, 2009 (Unaudited)

PRINCIPAL AMOUNT		VALUE

	ILLINOIS—5.2%
$300,000	DFA Rev. Bonds (Profile Plastics Proj.) 0.75% (LOC: LaSalle Bank, N.A.) (Note C)	$300,000
20,918,000	Educ. Facs. Authority TECP, 0.60%, due 6/8/09 (LOC: JPMorgan Chase Bank, N.A.)	20,918,000
1,800,000	Fin. Auth. Rev. Bonds (Carle Fdtn. Proj.) Ser. B,
	0.40% (LOC: Northern Trust Company) (Note C)	1,800,000
1,800,000	Fin. Auth. Rev. Bonds (Carle Fdtn. Proj.) Ser. C,
	0.30% (LOC: Northern Trust Company) (Note C)	1,800,000
3,600,000	Fin. Auth. Rev. Bonds (Rush Univ. Med. Ctr. Proj.) Ser. A,
	0.38% (LOC: Northern Trust Company) (Note C)	3,600,000
5,000,000	Fin. Auth. Rev. Bonds (Univ. Chicago Med. Ctr.) Ser. B-2,
	0.53% (LOC: Bank of Montreal) (Note C)	5,000,000
2,000,000	Fin Auth. TECP, 0.50%, due 5/11/09	2,000,000
2,100,000	Lake Cty. Solid Waste Rev. Bonds (Countryside Landfill Inc.)
	0.65% (LOC: JPMorgan Chase Bank, N.A.) (Note C)	2,100,000
7,600,000	Lemont Env. Facs. Rev. Bonds (Citgo Petroleum Corp. Proj.)
	0.48% (LOC: Bank of New York, NY) (Note C)	7,600,000
3,630,000	Oswego IDRB (Griffith Labs Proj.) 1.63% (LOC: LaSalle Bank, N.A.) (Note C)	3,630,000
1,100,000	Richmond IDRB (Maclean Fogg Co. Proj.)
	0.77% (LOC: Bank of America, N.A.) (Notes C, D)	1,100,000
2,600,000	Will Cty. Fac. Rev. Bonds (BP Amoco Chemical) 0.47% (Note C)	2,600,000

		52,448,000

	INDIANA—2.6%
24,000,000	DFA Rev. Bonds, TECP (Pure Air on Lake Proj.) 0.70%,
	due 6/4/09 (LOC: Landesbank Hessen-Theuringen GZ)	24,000,000
1,075,000	DFA Rev. Bonds (Sheet Metal Workers Local 20) 0.80% (LOC: US Bank, N.A.) (Note C)	1,075,000
500,000	Hammond PCR (Amoco Oil Co. Proj.) 0.50% (Note C)	500,000
800,000	Whiting Env. Fac. Bonds (BP Products N.A. Proj.) 0.47% (Note C)	800,000
500,000	Whiting Env. Sewer & Solid Waste Rev. Bonds (Amoco Oil Co. Proj.) 0.47% (Note C)	500,000

		26,875,000

	IOWA—1.6%
9,390,000	Fin. Auth. IDRB (Cone Enterprise Proj.)
	0.62% (LOC: Wells Fargo Bank, N.A.) (Note C)	9,390,000
5,000,000	Fin. Auth. Rev. Bonds (Corp Center Assoc.)
	0.67% (LOC: Wells Fargo Bank, N.A.) (Note C)	4,998,000
1,720,000	Fin. Auth. Rev. Bonds (Embria Health) 0.73% (LOC: Wells Fargo Bank, N.A.) (Note C)	1,720,000

		16,108,000

	KENTUCKY—0.4%
4,000,000	Williamstown League of Cities Funding Trust, Ser. B, 0.52%
	(LOC: U.S. Bank, N.A.) (Note C)	4,000,000

	LOUISIANA—0.9%
2,789,000	Calcasieu Parish PTA Rev. Bonds (WPT Corp. Proj.) 0.75%
	(LOC: Bank of America, N.A.) (Note C)	2,789,000
650,000	East Baton Rouge Parish Rev. Bonds (Exxon Proj.) 0.14% (Note C)	650,000
5,100,000	Saint Charles Parish Pollution Control Rev. Bonds
	(Shell Oil Co. Proj.) Ser. A, 0.50% (Note C)	5,100,000
1,000,000	Saint Charles Parish Pollution Control Rev. Bonds
	(Shell Oil Co. Proj.) Ser. B, 0.50% (Note C)	1,000,000

		9,539,000

32

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Municipal Portfolio • Schedule of Investments
April 30, 2009 (Unaudited)

PRINCIPAL AMOUNT		VALUE

	MARYLAND—0.8%
$8,267,000	Maryland State Health and Higher Ed. (Pooled Land Proj.) Ser. D, 0.48% (Note C)	$8,267,000

	MASSACHUSETTS—1.9%
6,700,000	School Bldg. Auth. TECP, 0.52%, due 5/4/09	6,700,000
2,500,000	School Bldg. Auth. TECP, 0.42%, due 5/11/09	2,500,000
10,000,000	Wtr. Res. Auth. TECP, 0.53%, due 5/13/09	10,000,000

		19,200,000

	MICHIGAN—0.8%
8,300,000	HDA Rev. Bonds (Alderwood Proj.) 0.75% (LOC: FHLB) (Note C)	8,300,000

	MINNESOTA—7.5%
3,000,000	Eden Prairie MFH Rev. Bonds, 0.72% (LOC: LaSalle Bank, N.A.) (Note C)	3,000,000
8,075,000	Minnesota-St. Paul Aprts TECP, 0.70%, due 5/7/09	8,075,000
6,768,000	Minnesota-St. Paul Aprts TECP, 0.75%, due 7/16/09	6,768,000
5,000,000	Office of Higher Ed. (Suppl. Student Ln. Proj.) Ser. B,
	0.59% (LOC: U.S. Bank, N.A.) (Note C)	5,000,000
16,950,000	St. Paul & Ramsey Cty. Hsg. & Redev. Auth. Rev. Bonds, Ser. 2002A,
	0.67% (LOC: LaSalle Bank, N.A.) (Note C)	16,950,000
11,705,000	St. Paul & Ramsey Cty. Hsg. & Redev. Auth. Rev. Bonds, Ser. 2003,
	0.67% (LOC: LaSalle Bank, N.A.) (Note C)	11,705,000
9,615,000	St. Louis Park Rev. Bond (Park Nicollet Health Proj.) Ser. A,
	0.42% (LOC: Wells Fargo & Co.) (Note C)	9,615,000
15,000,000	St. Louis Park Rev. Bond (Park Nicollet Health Proj.) Ser. B-2,
	0.42% (LOC: Wells Fargo & Co.) (Note C)	15,000,000

		76,113,000

	MISSOURI—0.6%
6,000,000	St. Joseph IDRB (Heartland Regl. Med. Ctr.) Ser. A,
	0.41% (LOC: U.S. Bank, N.A.) (Note C)	6,000,000

	NEW JERSEY—1.7%
635,000	EDA Rev. Bonds (Accurate Box Co.) 0.62% (LOC: Wells Fargo Bank, N.A.) (Note C)	635,000
2,000,000	EDA TECP, 0.60%, due 6/11/09	2,000,000
15,000,000	EDA TECP, 0.65%, due 7/15/09	15,000,000

		17,635,000

	NEW MEXICO—0.5%
5,000,000	Fin. Auth. Trans. Rev. Bonds, Sub-Ser. A-1,
	0.40% (LOC: State Street Bank & Trust Co.) (Note C)	5,000,000

	NEW YORK—20.6%
21,950,000	Environmental Quality Rev. Bonds, Ser. G, 0.60% (LOC: WestLB AG) (Note C)	21,950,000
26,200,000	HFA Rev. Bonds (150 East 44th St. Proj.), Ser. A,
	0.53% (LOC: Fannie Mae) (Notes C, E)	26,200,000
11,200,000	HFA Rev. Bonds (250 West 93rd St. Proj.), Ser. A,
	0.53% (LOC: Fleet National Bank) (Note C)	11,200,000
28,500,000	HFA Rev. Bonds (42nd & 10th Proj.) Ser. A, 0.55% (Note C)	28,500,000
8,700,000	Long Island Power Auth. Rev. Bonds, Ser. 3A,
	0.28% (LOC: JPMorgan Chase Bank, N.A.;
	Landesbank Baden-Wuerttemberg) (Note C)	8,700,000
7,000,000	NYC HDC Rev. Bonds (Lyric Dev Proj.) Ser. A, 0.37% (LOC: Fannie Mae) (Notes C, E)	7,000,000
15,000,000	NYC Muni Wtr Auth. TECP Notes, 0.50%, due 6/16/09	15,000,000

33

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Municipal Portfolio • Schedule of Investments
April 30, 2009 (Unaudited)

PRINCIPAL AMOUNT		VALUE

$17,500,000	NYC Trust for Cultural Res. Rev. Bonds, (Julliard School) Ser. C, 0.65% (Note C)	$17,500,000
16,980,000	Port Auth. of NY & NJ Rev. Bonds, TECP Notes, 0.50%, due 5/1/09	16,980,000
16,330,000	Port Auth. of NY & NJ Rev. Bonds, TECP Notes, 0.55%, due 5/5/09	16,330,000
10,000,000	Power Auth. Rev. Bonds TECP Notes, Ser. 1, 0.59%,
	due 6/1/09 (LOC: JPMorgan Chase Bank, N.A.; Bank of Nova Scotia;
	Bank of New York, NY; Bayerische Landesbank GZ; Wachovia Bank, N.A.;
	Landesbank Baden-Wuerttemberg; State Street Bank & Trust Co.)	10,000,000
20,000,000	Power Auth. Rev. Bonds TECP Notes, Ser. 1, 0.57%,
	due 6/10/09 (LOC: JPMorgan Chase Bank, N.A.; Bank of Nova Scotia;
	Bank of New York, NY; Bayerische Landesbank GZ; Wachovia Bank, N.A.;
	Landesbank Baden-Wuerttemberg; State Street Bank & Trust Co.)	20,000,000
10,300,000	Power Auth. Rev. Bonds TECP Notes, Ser. 1, 0.64%,
	due 6/10/09 (LOC: JPMorgan Chase Bank, N.A.; Bank of Nova Scotia;
	Bank of New York, NY; Bayerische Landesbank GZ; Wachovia Bank, N.A.;
	Landesbank Baden-Wuerttemberg; State Street Bank & Trust Co.)	10,300,000

		209,660,000

	OHIO—0.1%
800,000	Solid Waste Rev. Bonds (BP Exploration & Oil Proj.) 0.45% (Note C)	800,000
700,000	Solid Waste Rev. Bonds (BP Prods. North America) 0.45% (Note C)	700,000

		1,500,000

	OREGON—0.2%
1,520,000	EDR Bonds (Antelope Acquisition Proj.) 0.74% (LOC: US Bank, N.A.) (Note C)	1,520,000

	PENNSYLVANIA—1.7%
7,000,000	Berks Cnty, Muni Auth. Rev. Bonds (Reading Hosp. & Med. Ctr Proj.) Ser. A,
	0.44% (Note C)	7,000,000
10,000,000	Philadelphia TECP, 0.60%, due 5/15/09	10,000,000

		17,000,000

	PUERTO RICO—0.9%
9,500,000	Puerto Rico TRANS, Sub-Ser. A1, 3.00% (LOC: Bank of Nova Scotia) (Note C)	9,531,416

	SOUTH CAROLINA—1.8%
3,300,000	Berkeley Cty. Facs. Rev. Bonds (Amoco Chemical Proj.) 0.47% (Note C)	3,300,000
9,300,000	Florence Cty. Solid Waste Disp. Rev. Bonds (Roche Carolina, Inc.) Ser. 98,
	0.48% (LOC: Deutsche Bank AG) (Note C)	9,300,000
5,500,000	Three Rivers Solid Waste Disp. Rev. Bonds, Ser. A,
	1.60% (LOC: U.S. Bank, N.A.) (Note C)	5,500,000

		18,100,000

	TENNESSEE—2.1%
21,400,000	Blount Cnty. Health & Educational Rev. Bonds (Maryville College Proj.)
	0.50% (LOC: Bank of America, N.A.) (Note C)	21,400,000

	TEXAS—10.5%
22,000,000	Austin TECP, 0.50%, due 7/10/09	22,000,000
6,000,000	Dept. of Hsg. & Comm. Affairs Rev. Bonds (Chisholm Trails Apts.)
	0.68% (LOC: Fannie Mae) (Notes C, E)	6,000,000
800,000	Gulf Coast Waste Disposal Auth. Solid Waste Rev. Bonds
	(Amoco Oil Proj.) Ser. 2003B, 0.47% (Note C)	800,000
2,500,000	Gulf Coast Waste Disposal Auth. Solid Waste Rev. Bonds
	(Amoco Oil Proj.) Ser. 97, 0.47% (Note C)	2,500,000

34

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Municipal Portfolio • Schedule of Investments
April 30, 2009 (Unaudited)

PRINCIPAL AMOUNT		VALUE

$1,600,000	Gulf Coast Waste Disposal Auth. Solid Waste Rev. Bonds
	(BP Amoco Chem. Proj.) 0.47% (Note C)	$1,600,000
1,500,000	Gulf Coast Waste Disposal Auth. Solid Waste Rev. Bonds
	(BP Amoco Chem. Proj.) Ser. B, 0.47% (Note C)	1,500,000
22,950,000	Houston Hotel Occupancy TECP, Ser. A, 0.60% due 9/10/09
	(LOC: Bank of New York, NY)	22,950,000
22,100,000	Public Fin. Auth. TECP, 0.45%, due 5/4/09	22,100,000
8,000,000	Public Fin. Auth. TECP, 0.45%, due 5/8/09	8,000,000
4,200,000	Public Fin. Auth. TECP, 0.55%, due 6/12/09	4,200,000
1,400,000	San Antonio Airport Sys. Rev. Bonds (Cessna Aircraft) 0.52%
	(LOC: Bank of America, N.A.) (Notes C, D)	1,400,000
3,790,000	San Antonio Educ. Facs. Rev. Bonds (St. Anthony Catholic High School)
	0.80% (LOC: Bank One, N.A.) (Note C)	3,790,000
2,000,000	San Antonio IDA Rev. Bonds (LGC Building LLC & KLN Steel Prod. Co. Ltd. Proj.)
	Ser. 1998, 0.80% (LOC: Bank of America, N.A.) (Notes C, D)	2,000,000
5,000,000	University of Texas (Perm. Univ. Funding Sys. Proj.) Ser. A, 0.25% (Note A)	5,000,000
2,050,000	West Side Calhoun Cty. Rev. Bonds (BP Chemicals) Ser. 1996, 0.47% (Note C)	2,050,000
600,000	West Side Calhoun Cty. Rev. Bonds (BP Chemicals) Ser. 1996,
	0.47% (LOC: BP Amoco Chemical) (Note C)	600,000

		106,490,000

	UTAH—1.4%
10,000,000	MFH Rev. Bonds (Pointe Apts. Proj.) 0.78% (LOC: DEPFA Bank) (Note C)	10,000,000
4,660,000	Park City Rev. Bonds (Ski & Snowboard Assoc.) 0.47% (Note C)	4,660,000

		14,660,000

	VARIOUS STATES—3.0%
20,046,954	Freddie Mac MFC Rev. Bonds, Ser. M002, 0.78% (LOC: Freddie Mac) (Notes C, E)	20,046,954
10,424,613	Freddie Mac MFC Rev. Bonds, Ser. M008, 0.78% (LOC: Freddie Mac) (Notes C, E)	10,424,613

		30,471,567

	VIRGINIA—1.8%
5,000,000	King George Cty. Rev. Bonds (Birchwood Power 1995 Proj.)
	0.45% (LOC: Bank of Nova Scotia) (Note C)	5,000,000
7,300,000	King George Cty. Rev. Bonds (Birchwood Power 1997 Proj.)
	0.45% (LOC: Bank of Nova Scotia) (Note C)	7,300,000
6,000,000	Norfolk EDA (Sentara Hlthcare Proj.) Ser. C, 0.27% (Note C)	6,000,000

		18,300,000

	WASHINGTON—10.9%
500,000	EDA Rev. Bonds (Seadrunar Proj.) 0.47% (LOC: US Bank, N.A.) (Note C)	500,000
8,125,000	Health Care Facs. Rev. Bonds (Peacehealth Proj.) Ser. D,
	0.40% (LOC: US Bank, N.A.) (Note C)	8,125,000
12,000,000	Health Care Facs. Rev. Bonds (Swedish Health Svs. Proj.) Ser. C,
	0.40% (LOC: U.S. Bank, N.A.) (Note C)	12,000,000
2,500,000	HFC Rev. Bonds (Auburn Meadows Proj.) Ser. A,
	0.92% (LOC: Wells Fargo Bank, N.A.) (Note C)	2,500,000
9,320,000	HFC Rev. Bonds (Boardwalk Apt. Proj.) Ser. A, 0.68% (LOC: Fannie Mae) (Notes C, E)	9,320,000
6,200,000	HFC Rev. Bonds (Bremerton Senior Living) 0.68% (LOC: Fannie Mae) (Notes C, E)	6,200,000
6,365,000	HFC Rev. Bonds (Eagle’s Landing Apt. Proj.) 0.68% (LOC: Fannie Mae) (Notes C, E)	6,365,000
7,400,000	HFC Rev. Bonds (Olympics Place Proj.) 0.63% (LOC: U.S. Bank, N.A.) (Note C)	7,400,000
2,000,000	HFC Rev. Bonds (Merrill Gardens Proj.) Ser. A, 0.68% (LOC: Fannie Mae) (Notes C, E)	2,000,000
2,250,000	HFC Rev. Bonds (Oxford Square Apts. Proj.) Ser. A,
	0.80% (LOC: US Bank, N.A.) (Note C)	2,250,000

35

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Municipal Portfolio • Schedule of Investments
April 30, 2009 (Unaudited)

PRINCIPAL AMOUNT		VALUE

$1,600,000	HFC Rev. Bonds (Lake Washington Apt. Proj.) 0.61% (LOC: US Bank, N.A.) (Note C)	$1,600,000
4,620,000	HFC Rev. Bonds (Woodlands Proj.) Ser. A, 0.68% (LOC: Fannie Mae) (Notes C, E)	4,620,000
2,320,000	Kitsap Cty. IDA Rev. Bonds, 0.62% (LOC: Wells Fargo Bank, N.A.) (Note C)	2,320,000
800,000	Olympia EDC Rev. Bonds (Spring Air Northwest Proj.)
	0.80% (LOC: US Bank, N.A.) (Note C)	800,000
1,800,000	Port Bellingham IDA Rev. Bonds (BP West Coast Prods.) 0.47% (Note C)	1,800,000
18,015,000	Port of Seattle Rev. TECP, Ser. A-2, 0.50%,
	due 5/12/09 (LOC: Bayerische Landesbank GZ)	18,015,000
15,780,000	Port of Seattle Rev. TECP, Ser. A-2, 0.65%,
	due 6/2/09 (LOC: Bayerische Landesbank GZ)	15,780,000
8,850,000	Port of Seattle Rev. TECP, Ser. A-2, 0.60%,
	due 7/16/09 (LOC: Bayerische Landesbank GZ)	8,850,000

		110,445,000

	WISCONSIN—1.1%
11,371,000	Superior IDRB (Amsoil Inc. Proj.) 0.75% (LOC: Wells Fargo Bank, N.A.) (Note C)	11,371,000

	WYOMING—1.5%
15,000,000	Student Loan Auth., Ser. A-2, 0.59% (LOC: Royal Bank of Canada) (Note C)	15,000,000

	TOTAL MUNICIPAL OBLIGATIONS
	(cost 1,018,352,723)—100.1%	1,018,352,723

	LIABILITIES IN EXCESS OF OTHER ASSETS, NET—(0.1%)	(970,096)

	NET ASSETS—100.0%	$1,017,382,627

Please see accompanying notes to financial statements.

36

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM California Municipal Money Market Portfolio • Schedule of Investments
April 30, 2009 (Unaudited)

PRINCIPAL AMOUNT		VALUE

	MUNICIPAL OBLIGATIONS

	CALIFORNIA—99.4%
$8,000,000	Dept. of Water Resources Rev. Bonds, Ser. B-5, 0.15%
	(LOC: Bayerische Landesbank GZ) (Note C)	$8,000,000
4,300,000	Dept. of Water Resources Rev. Bonds, Ser. C-8, 0.29%
	(LOC: Bayerische Landesbank GZ) (Note C)	4,300,000
11,040,000	Econ. Rec. Bonds, Ser. C11, 0.15% (LOC: BNP Paribas) (Note C)	11,040,000
12,900,000	Educational Facilities (CA Institute of Technology) Ser. B, 0.30% (Note C)	12,900,000
25,303,247	Freddie Mac MFC Rev. Bonds, Ser. M001, 0.78% (LOC: Freddie Mac) (Notes C, D, E)	25,303,247
10,499,214	Freddie Mac MFC Rev. Bonds, Ser. M007, 0.78% (LOC: Freddie Mac) (Notes C, D, E)	10,499,214
500,000	GO Bonds, Ser. A-1, 0.30% (LOC: Landesbank Hessen-Theuringen GZ) (Note C)	500,000
12,300,000	GO Bonds, Ser. B-3, 0.20% (LOC: Landesbank Hessen-Theuringen GZ) (Note C)	12,300,000
4,500,000	GO Bonds, Ser. C-2, 0.43% (LOC: Landesbank Hessen-Theuringen GZ) (Note C)	4,500,000
2,900,000	Infrastructure & EDR Bonds (Nature Kist Snacks Proj.) 0.75%
	(LOC: Wells Fargo Bank, N.A.) (Note C)	2,900,000
1,275,000	Infrastructure & EDR Bonds, Ser. A, 0.95% (LOC: Comerica Bank) (Note C)	1,275,000
737,000	Irvine Improve. Brd, Act 1915, Special Assessment Bonds, 0.40%
	(LOC: State Street Bank & Trust Co.) (Note C)	737,000
3,862,000	Irvine Improve. Brd, Act 1915, Special Assessment Bonds, 0.37%
	(LOC: Bank of America, N.A.) (Note C)	3,862,000
7,700,000	Lancaster Redev. Agency Rev. Bonds (Cedar Creek Proj.) 0.53%
	(LOC: Fannie Mae) (Notes C, E)	7,700,000
1,900,000	Long Beach Cty. TECP, 0.50%, due 6/2/09 (LOC: JPMorgan Chase Bank, N.A.)	1,900,000
8,000,000	Los Angeles Cty. Leasing, TECP, 0.40%, due 5/12/09 (LOC: Bank of America, N.A.)	8,000,000
9,500,000	Los Angeles Cty. Leasing, TECP, 0.40%, due 6/2/09 (LOC: Bank of America, N.A)	9,500,000
7,000,000	Los Angeles Community Redev. Rev. Bonds (Wilshire Station Apts. Proj,)
	0.67% (LOC: Bank of America, N.A.) (Note C)	7,000,000
3,900,000	Los Angeles Dept. of Airports Rev. Bonds, Ser. A, 0.25% (LOC: BNP Paribas) (Note C)	3,900,000
1,500,000	Los Angeles Dept. of Airports Rev. Bonds, Ser. C-1, 0.25%
	(LOC: BNP Paribas) (Note C)	1,500,000
7,700,000	Muni. Fin. Auth. Rev. Bonds, (Goodwill Inds.-Orange Cnty.) 0.32%,
	(LOC: Wells Fargo Bank, N.A.) (Note C)	7,700,000
4,105,000	Muni. Fin. Auth. Rev. Bonds, (La Sierra Univ. Proj.) Ser. B, 0.32%,
	(LOC: Wells Fargo Bank, N.A.) (Note C)	4,105,000
4,393,000	Northstar Comm. Housing Corp., Ser. A, 0.63% (LOC: U.S. Bank, N.A.) (Note C)	4,393,000
1,500,000	PCR Fin. Auth. Rev. Bonds (Atlantic Richfield Co. Proj.) Ser. A, 0.42% (Note C)	1,500,000
11,700,000	PCR Fin. Auth. Rev. Bonds (Pacific Gas & Electric) Ser. B, 0.15%
	(LOC: JPMorgan Chase Bank, N.A.) (Note C)	11,700,000
900,000	PCR Fin. Auth. Rev. Bonds (Pacific Gas & Electric) Ser. C, 0.33%
	(LOC: JPMorgan Chase Bank, N.A.) (Note C)	900,000
3,750,000	PCR TECP (Pacific Gas & Electric) 1.00%, due 6/1/09 (LOC: Bank One, N.A.) (Note A)	3,750,000
5,000,000	Riverside Cty. Trans. Auth. TECP, 0.35%, due 5/1/09 (LOC: Bank of Nova Scotia)	5,000,000
12,000,000	Riverside Cty. Teeter Fin. Auth. TECP, 0.40%, due 5/8/09	12,000,000
7,000,000	Riverside Cty. Teeter Fin. Auth. TECP, 0.45%, due 6/11/09	7,000,000
4,860,000	Sacramento MUD Rev. Bonds, Ser. J, 0.30%, (LOC: Bank of America, N.A.) (Note C)	4,860,000
4,000,000	Sacramento Muni. Utl. Auth. TECP, 0.45%, due 5/4/09	4,000,000
6,000,000	Sacramento Muni. Utl. Auth. TECP, 0.40%, due 5/4/09	6,000,000
6,500,000	Sacramento Muni. Utl. Auth. TECP, 0.30%, due 5/13/09	6,500,000
3,300,000	Sacramento Yolo, Port Auth., Rev. Bonds, (CA Free Trade Project), 0.47%
	(LOC: Wells Fargo Bank, N.A.) (Note C)	3,300,000
1,115,000	San Francisco Airport TECP, 0.50%, due 6/18/09	1,115,000
8,000,000	San Gabriel Valley Govt. TECP, 0.58%, due 6/10/09	8,000,000
6,500,000	San Gabriel Valley Govt. TECP, 0.45%, due 7/16/09	6,500,000

37

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM California Municipal Money Market Portfolio • Schedule of Investments
April 30, 2009 (Unaudited)

PRINCIPAL AMOUNT		VALUE

$2,500,000	San Gabriel Valley Govt. TECP, 0.55%, due 7/16/09	$2,500,000
6,450,000	San Jose Redev. Agency Tax Allocation (Set Aside-Merged) Ser. C, 0.47%
	(LOC: Bank of New York, NY) (Note C)	6,450,000
5,000,000	San Jose Fin. Auth. Rev. Bonds, (Civic Center Proj.) Ser. A, 0.22%
	(LOC: Bank of Nova Scotia) (Note C)	5,000,000
1,000,000	Santa Clara Cnty. Fin. Auth. Rev. Bonds (El Camino Hosp. Proj.) Ser. A, 0.21%
	(LOC: Wells Fargo Bank, N.A.) (Note C)	1,000,000
500,000	Santa Clara Cnty. Fin. Auth. Rev. Bonds (Hsg. Auth. Office Proj.) Ser. A, 0.27%
	(LOC: U.S. Bank, N.A.) (Note C)	500,000
7,700,000	Santa Clara Cnty. Hsg. Auth. Rev. Bonds (Paloma Del Mar Apts. Proj.) Ser. A, 0.42%
	(LOC: Wells Fargo Bank, N.A.) (Note C)	7,700,000
6,100,000	South San Francisco MFH (Magnolia Plaza Apts.) Ser. A, 0.48% (Note C)	6,100,000
50,000	Statewide CDA Rev. Bonds (Chevron USA Inc. Proj.) Ser. 1994, 0.30% (Note C)	50,000
5,000,000	Statewide CDA Rev. Bonds (Chino Hills) 0.53% (LOC: Fannie Mae) (Notes C, E)	5,000,000
9,600,000	Statewide CDA Rev. Bonds (Coventry Place Apts. Proj.) 0.60%
	(LOC: Fannie Mae) (Notes C, E)	9,600,000
2,605,000	Statewide CDA Rev. Bonds (Masters College Proj.) 0.25%
	(LOC: U.S. Bank, N.A.) (Note C)	2,605,000
3,600,000	Statewide CDA Rev. Bonds (Pavillion Apts) 0.53% (LOC: Fannie Mae) (Notes C, E)	3,600,000
17,000,000	University of CA Board of Regents TECP, 0.45%, due 6/11/09	17,000,000
17,000,000	University of CA TECP, 0.45%, due 5/6/09	17,000,000
3,500,000	University of CA TECP, 0.45%, due 5/7/09	3,500,000
5,400,000	University of CA TECP, 0.50%, due 6/3/09	5,400,000
8,500,000	Ventura Cty. TECP, 0.30%, due 5/5/09 (LOC: Bank of Nova Scotia)	8,500,000

		337,444,461

	PUERTO RICO—1.0%
3,500,000	Puerto Rico GO TRANS, 3.00%, due 7/30/09
	(LOC: Bank of Novia Scotia; BNP Paribas; Fortis Bank;
	Banco Bilbao Vizcaya Argentaria, S.A.;
	KBC Bank NV; Banco Santander, S.A.)	3,511,574

	TOTAL MUNICIPAL OBLIGATIONS (Cost 340,956,035)—100.4%	340,956,035

	LIABILITIES IN EXCESS OF OTHER ASSETS, NET—(0.4)%	(1,333,433)

	NET ASSETS—100.0%	$339,622,602

Please see accompanying notes to financial statements.

38

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM New York Municipal Money Market Portfolio • Schedule of Investments
April 30, 2009 (Unaudited)

PRINCIPAL AMOUNT		VALUE

	MUNICIPAL OBLIGATIONS

	NEW YORK—98.8%
$3,700,000	Albany, IDA Rev. Bonds (South Mall Towers Proj.) Ser. A, 0.53%
	(LOC: Fannie Mae) (Notes C, E)	$3,700,000
4,220,000	Dorm. Auth. Rev. Bonds, TECP Notes (Cornell University) 0.45%, due 5/4/09	4,220,000
4,000,000	Dorm. Auth. Rev. Bonds, TECP Notes (Cornell University) 0.60%, due 6/11/09	4,000,000
7,000,000	Dorm. Auth. Rev. Bonds, TECP Notes (Cornell University) 0.30%, due 6/12/09	7,000,000
3,000,000	Dorm. Auth. Rev. Bonds (University of Rochester) Ser. B-1, 0.35% (Note C)	3,000,000
8,500,000	Dorm. Auth. Rev. Bonds (Rockefeller University) Ser. B, 0.21% (Note C)	8,500,000
1,800,000	Dutchess Cty. IDA Rev. Bonds (Marist College) 0.45%
	(LOC: Bank of New York, NY) (Note C)	1,800,000
8,600,000	Energy Research & Dev. Auth. Facs. Rev. Bonds (Long Island Ltd.) Ser. A, 0.48%
	(LOC: Royal Bank of Scotland Group PLC) (Note C)	8,600,000
4,000,000	Environmental Quality, Ser. G, 0.60% (LOC: WestLB AG) (Note C)	4,000,000
2,415,000	Geneva HFA Rev. Bonds (Depaul Community Facs.) Ser. A, 0.50%
	(LOC: FHLB) (Note C)	2,415,000
2,000,000	HFA Rev. Bonds (150 East 44th St. Proj.) Ser. A, 0.53% (LOC: Fannie Mae) (Notes C, E)	2,000,000
3,000,000	HFA Rev. Bonds (1500 Lexington Ave. Proj.) Ser. A, 0.55%
	(LOC: Fannie Mae) (Notes C, E)	3,000,000
1,000,000	HFA Rev. Bonds (240 East 39th St. Proj.) Ser. A, 0.37%
	(LOC: Freddie Mac) (Notes C, E)	1,000,000
6,500,000	HFA Rev. Bonds (250 West 93rd St. Proj.) Ser. A, 0.53%
	(LOC: Fleet National Bank) (Note C)	6,500,000
11,500,000	HFA Rev. Bonds (345 East 94th St. Proj.) Ser. A, 0.53%
	(LOC: Freddie Mac) (Notes C, E)	11,500,000
2,600,000	HFA Rev. Bonds (350 West 43rd St. Proj.) Ser. A, 0.47%
	(LOC: Landesbank Hessen-Theuringen GZ) (Note C)	2,600,000
9,000,000	HFA Rev. Bonds (42nd & 10th St. Proj.) Ser. A, 0.55%
	(LOC: Landesbank Baden-Wuerttemberg GZ) (Note C)	9,000,000
1,400,000	HFA Rev. Bonds (Gethsemane Apts. Proj.) Ser. A, 0.53% (LOC: FHLB) (Note C)	1,400,000
2,250,000	HFA Rev. Bonds (West 38th St. Proj.) 0.53% (LOC: Fannie Mae) (Notes C, E)	2,250,000
9,300,000	LGAC Rev. Bonds, Ser. B, 0.31% (LOC: WestLB AG) (Note C)	9,300,000
2,900,000	LGAC Rev. Bonds, Ser B, 0.34% (LOC: Bank of Nova Scotia) (Note C)	2,900,000
2,200,000	Long Island Power Auth. Rev. Bonds, Ser. 3A, 0.30%
	(LOC: JPMorgan Chase Bank, N.A.; Landesbank Baden-Wuerttemberg) (Note C)	2,200,000
800,000	Long Island Power Auth. Rev. Bonds, Ser. 3B, 0.35% (LOC: WestLB AG) (Note C)	800,000
6,000,000	Long Island Power Auth. TECP, 0.62%, due 5/6/09 (LOC: WestLB AG)	6,000,000
5,000,000	Nassau Cty. TANS, Ser. B, 2.25%	5,034,672
5,120,000	NYC Cap. Resource Corp. (Enhanced Assistance) Ser. B, 0.40%
	(LOC: Bank of America, N.A.) (Note C)	5,120,000
3,700,000	NYC GO Bonds, Sub-Ser. J2, 0.33% (LOC: WestLB AG) (Note C)	3,700,000
7,400,000	NYC HDC Rev. Bonds (Atlantic Court Apts.) Ser. A, 0.45%
	(LOC: Freddie Mac) (Notes C, E)	7,400,000
3,300,000	NYC HDC Rev. Bonds (Lyric Dev. Proj.) Ser. A, 0.37%
	(LOC: Fannie Mae) (Notes C, E)	3,300,000
5,000,000	NYC HDC Rev. Bonds (Nicole Proj.) Ser. A, 0.37%
	(LOC: Fannie Mae) (Notes C, E)	5,000,000
4,930,000	NYC IDA Rev. Bonds (MSMC Realty Corp. Proj.) 0.28%
	(LOC: JPMorgan Chase Bank, N.A.) (Note C)	4,930,000
700,000	NYC IDA Rev. Bonds (USA Waste Services) 0.30%
	(LOC: JPMorgan Chase Bank, N.A.) (Note C)	700,000
12,130,000	NYC Muni Water Fin. Auth. Rev. Bonds, Ser. AA1, 0.36%
	(LIQ: State Street Bank & Trust Co., Calsters) (Note C)	12,130,000

39

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM New York Municipal Money Market Portfolio • Schedule of Investments
April 30, 2009 (Unaudited)

PRINCIPAL AMOUNT		VALUE

$6,900,000	NYC Transitional Future Tax Secured, Ser. A, 0.25%
	(LOC: JPMorgan Chase Bank, N.A.) (Note C)	$6,900,000
4,000,000	NYC Trust for Cultural Res. Rev. Bonds, (Julliard School) Ser. C, 0.65% (Note C)	4,000,000
6,000,000	Port Auth. of NY & NJ Rev. Bonds, TECP Notes, 0.50%, due 5/1/09	6,000,000
3,500,000	Port Auth. of NY & NJ Rev. Bonds, TECP Notes, 0.55%, due 5/5/09	3,500,000
8,500,000	Power Auth. Rev. Bonds TECP Notes, Ser. 1, 0.57%,
	due 6/10/09 (LOC: JPMorgan Chase Bank, N.A.;
	Bank of Nova Scotia; Bank of New York, NY;
	Bayerische Landesbank GZ; Wachovia Bank, N.A.;
	Landesbank Baden-Wuerttemberg GZ; State Street Bank & Trust Co.)	8,500,000
700,000	Suffolk Cty. IDA Rev. Bonds, (Touro College Proj.) 0.38%,
	(LOC: JPMorgan Chase Bank, N.A.) (Note C)	700,000

		184,599,672

	PUERTO RICO—1.1%
2,000,000	Puerto Rico GO TRANS, 3.00%, due 7/30/09
	(LOC: Bank of Novia Scotia; BNP Paribas; Fortis Bank;
	Banco Bibao Vizcaya Argentania, S.A.;
	KBC Bank; Banco Santander, S.A.)	2,006,614

	TOTAL MUNICIPAL OBLIGATIONS
	(cost 186,606,286)—99.9%	186,606,286

	OTHER ASSETS & LIABILITIES, NET—0.8%	153,401

	NET ASSETS—100.0%	$186,759,687

Please see accompanying notes to financial statements.

40

TD ASSET MANAGEMENT USA FUNDS INC.

Notes to Schedules of Investments — April 30, 2009 (Unaudited)

(A)	Variable rate securities. The rates shown are the current rates on April 30, 2009. Dates shown represent the next interest reset date.

(B)	The rate shown is the effective yield at time of purchase.

(C)	Security payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market rates.

(D)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. On April 30, 2009, the securities amounted to $3,713,449,168 or 21.1% of net assets of the Money Market Portfolio, $36,561,740 or 3.6% of net assets of the Municipal Portfolio and $35,802,461 or 10.5% of net assets of the California Municipal Money Market Portfolio. These securities have been deemed liquid by the Board of Directors.

(E)	On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.

Description of Abbreviations

CDA	Community Development Authority	IDB	Industrial Development Board
DFA	Developmental Finance Authority	IDC	Industrial Development Corporation
EDA	Economic Development Authority	IDRB	Industrial Development Revenue Bond
EDC	Economic Development Corporation	LGAC	Local Government Advisory Committee
EDR	Economic Development Revenue	LIQ	Liquidity Agreement
FHLB	Federal Home Loan Bank	LOC	Letter of Credit
GO	General Obligation	MFC	Multi-Family Certificates
GTY	Guarantee	MFH	Multi-Family Housing
HDA	Housing Development Authority	MUD	Municipal Urban Development
HDC	Housing Development Corporation	PCR	Pollution Control Revenue Bond
HEFA	Housing & Educational Finance Authority	PTA	Public Transportation Authority
HFA	Housing Finance Authority	TECP	Tax-Exempt Commercial Paper
HFC	Housing Finance Commission	TANS	Tax Anticipation Notes
IDA	Industrial Development Authority	TRANS	Tax & Revenue Anticipation Notes

41

TD ASSET MANAGEMENT USA FUNDS INC.
April 30, 2009 (Unaudited)

Board’s Consideration of Investment Management Arrangements

The Board of Directors (the “Board”), including the Directors who are not interested persons, as defined in the Investment Company Act of 1940 (the “1940 Act”) of the Company (the “Independent Directors”), met to consider the approval of the continuance of the Investment Management Agreement between the Company, on behalf of each Portfolio, and TDAM USA Inc. (the “Investment Manager”) at a meeting held on March 30, 2009. In its review, the Board considered information it deemed reasonably necessary to evaluate the terms of the Investment Management Agreement. The Board received materials relating to its consideration of the Investment Management Agreement, including: (i) fees and expense ratios of each Portfolio and class in comparison to the fees and expense ratios of a peer group of funds; (ii) information with respect to the investment performance of each Portfolio and class compared to a peer group of funds; (iii) the economic outlook and the general investment outlook in the markets; (iv) information on the Investment Manager’s profitability with respect to each Portfolio, including details regarding the methodology used to calculate profitability; (v) information regarding fees paid to service providers that are affiliates of the Investment Manager; and (vi) information regarding the Investment Manager’s compliance record. These materials were in addition to other materials and presentations received by the Board throughout the course of the year relating to, in various ways, the Investment Management Agreement for the Company.

The matters discussed below were considered by the Board. During the meeting, experienced counsel independent of the Investment Manager and other “management organizations” as defined in the rules under the 1940 Act provided guidance to the Independent Directors. The Directors relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. The Board considered data on performance and other information provided by Lipper, Inc. (“Lipper”), which is not affiliated with the Investment Manager, for each Portfolio for the fiscal year ended October 31, 2008. The Board also considered updated performance information provided to it by the Investment Manager at its March 2009 meeting. Performance and other information may be different as of the date of this report.

Fees and Expenses

The Board, including the Independent Directors, compared the fees and expense ratios of each Portfolio and class (before and after any fee waivers and expense reimbursements) for the fiscal year ended October 31, 2008 against fees and expense ratios of a peer group of funds with similar investment objectives (“peer group”). The funds within the peer group, with respect to the fee and expense data, were selected by Lipper.

Specifically, the Board considered data based on information provided by Lipper, indicating that, with respect to the fees and expense ratios of each Portfolio for the fiscal year ended October 31, 2008:

  the Money Market Portfolio’s management fee rate, both before and after fee waivers, was below the median management fee rate of its peer group.

  the U.S. Government Portfolio‘s management fee rate, both before and after fee waivers, was below the median management fee rate of its peer group.

  the Municipal Portfolio’s management fee rate, both before and after fee waivers, was below the median management fee rate of its peer group.

  the California Portfolio’s management fee rate, both before and after fee waivers, was below the median management fee rate of its peer group.

  the New York Portfolio’s management fee rate, both before and after fee waivers, was below the median management fee rate of its peer group.

42

The Board noted that each class’ total expense ratio was generally above the median total expense ratio of its respective peer group, except the total expense ratio of the Premium Class of the Money Market Portfolio was below the median total expense ratio of its peer group and the total expense ratio of the Select Class of the Money Market Portfolio was equal to the median total expense ratio of its peer group. The Board noted the differences in Rule 12b-1 fees which tended to account for the differential between the relevant class’ total expense ratio and that of its peer group.

The Board also received and considered information about the services rendered, and the fee rates offered, to other clients advised by the Investment Manager.

On the basis of the factors considered and information presented, the Board determined that the fee rates were not unreasonable.

Nature, Quality and Extent of Services

The Board, including the Independent Directors, considered the nature, quality and extent of services performed by the Investment Manager and its affiliates. The Board’s evaluation of the quality of the services of the Investment Manager took into account, among other things, their knowledge and experience gained as Directors of the Company at meetings and presentations throughout the year and otherwise, including the scope and quality of the Investment Manager’s investment management capabilities, other resources dedicated to performing its services and the quality of its administrative and other services. Particularly, the Board considered the background and experience of the Investment Manager’s senior management. The Board also reviewed the qualifications, backgrounds and responsibilities of the investment staff primarily responsible for day-to-day portfolio management services for each Portfolio. In further evaluating the quality of services provided by the Investment Manager, the Board was informed that, in management’s judgment, the Investment Manager has the resources to attract and retain highly qualified investment professionals, including research and advisory personnel. The Board also reviewed the compliance and administrative services of the Investment Manager that support its investment advisory services provided to the Portfolios and noted that such staff was sufficient to ensure a high level of quality service.

The Board concluded that it was generally satisfied with the nature, quality and extent of the services provided by the Investment Manager and its affiliates.

Fund Performance

The Board, including the Independent Directors, received and considered information about the investment performance of each Portfolio and class, as well as the performance of a group of comparable funds selected by Lipper. In addition, the Board considered information that it received at each quarterly Board meeting about the investment performance of each Portfolio as well as the performance of a group of comparable funds selected by the Investment Manager.

The Board concluded that the investment performance generated by the Investment Manager was generally satisfactory bearing in mind that the Portfolios are managed with a priority focus on safety, liquidity and return at the present time.

Profitability

The Board, including the Independent Directors, considered the level of the Investment Manager’s profits with respect to management of the Company. The Board was presented with a report prepared by management and an independent consultant reviewing the Investment Manager’s profitability. On the basis of the report, the Board, including the Independent Directors, concluded that the cost allocation methodology employed was reasonably based. The Board considered the profits (including related benefits) realized by the Investment Manager and its affiliates in connection with the operation of the Company and concluded that the amount of profit was not unreasonable in light of the services provided to the Company.

43

Economies of Scale

The Board, including the Independent Directors, considered whether there have been economies of scale with respect to the management of the Company, whether the Company has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale.

The Board noted that the Investment Manager’s advisory fee rate for each Portfolio contains breakpoints and, accordingly, reflects the potential for sharing economies of scale with shareholders as each Portfolio grows. For the fiscal year ended October 31, 2008, only the Money Market Portfolio, U.S. Government Portfolio and Municipal Portfolio had reached their respective specified asset levels to trigger the breakpoints to their respective advisory fee rates. Potential economies of scale were passed on to the shareholders in the form of breakpoints to the advisory fee rate. The Board determined that the advisory fee structure was reasonable and no changes were currently necessary.

Other Benefits to the Investment Manager

The Board, including the Independent Directors, also took into account not only the advisory fees payable by the Portfolios, but also so-called “fallout benefits” to the Investment Manager, such as the engagement of affiliates of the Investment Manager as service providers to the Portfolios, including for example, shareholder services and transfer agency services, as well as Rule 12b-1 fees received by affiliates of the Investment Manager. The Board noted that administrative fees were not charged by the Administrator. It also considered other benefits potentially derived from an increase in the Investment Manager’s business as a result of the Investment Manager’s relationship with the Company.

The Board concluded that other ancillary benefits that the Investment Manager and its affiliates could be expected to receive with regard to providing investment advisory and other services to the Company, such as those noted above, were not unreasonable.

The Board concluded, in light of a weighing and balancing of all factors considered, including those described above, that it was in the best interests of each Portfolio to approve the continuation of the Investment Management Agreement.

44

Directors and Officers Information
(Unaudited)

The following table contains information regarding the Company’s Directors and Officers. Directors who are not deemed to be “interested persons” of the Company, as defined in the Act, are referred to as “Independent Directors” as of June 17, 2009. A Director who is deemed to be an “interested person” of the Company is referred to as an “Interested Director.” The Company’s Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by writing your investment adviser or TD AMERITRADE Institutional at 4075 Sorrento Valley Blvd., Suite A, San Diego, CA 92121 or by calling 800-431-3500; or TD AMERITRADE, Inc., Client Services, P.O. Box 2209, Omaha, NE 68103-2209, or by calling 800-669-3900.

Name, Address and Age	Position(s) Held with the Company	Term of Office with Company and Length of Time Served†	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director††

Independent Directors

RICHARD W. DALRYMPLE	Director	Since	President of The Kevin Scott Dalrymple	11	None.
		12/12/95	Foundation since February 2007; Chairman
c/o TDAM USA Inc.			of CheckSpring Community Corporation
31 West 52nd Street			from 2004 through June 2007; Chief
New York, NY 10019			Executive Officer of American Red Cross
(Nassau County Chapter) from June 2003
Age: 65			through 2004; Chief Operating Officer of
National Center for Disability Services in
2002; President of Teamwork Management,
Inc. from 1996 through 2001; Trustee of The
Shannon McCormack Foundation since
1988, The Kevin Scott Dalrymple
Foundation since 1993; Director of Dime
Bancorp, Inc. from 1990 through January
2002; Director of the Council of
Independent Colleges since 2000.

PETER B.M. EBY	Director	Since	Retired.	11	Director of Leon’s
		6/6/02			Furniture Limited
c/o TDAM USA Inc.					since May 1977;
31 West 52nd Street					Director of Sixty-
New York, NY 10019					Split Corp. since
March 2001;
Age: 71					Director of George
Weston Limited
since May 2000;
and Director of
RSplit II Corp. since
April 2004.

JAMES E. KELLY	Director	Since	Consultant and attorney to Fenwick Capital,	11	None.
		12/4/08	LLC since November 2007; teacher at Empire
c/o TDAM USA Inc.			State College since March 2008; Chief
31 West 52nd Street			Financial Officer at Brooklyn Academy of
New York, NY 10019			Music, Inc. from September 2007 to
December 2007; Consultant to the Health
Age: 57			Care Chaplaincy from February 2003 to June
2006; and banking attorney in private
practice and for Dime Bancorp, Inc. from
January 1998 through 2005.

45

Name, Address and Age	Position(s) Held with the Company	Term of Office with Company and Length of Time Served†	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director††

DONALD J. HERREMA	Director	Since	Financial services executive and advisor;	11	None.
		3/30/09	Founder of BlackSterling Partners, LLC, since
c/o TDAM USA Inc.			2004; Senior Advisor of Stone Point Capital
31 W. 52nd Street			since 2008; Managing Director, Head of
New York, NY 10019			Private Wealth Management for Morgan
Stanley, 2006 through 2008; Chairman and
Age: 56			CEO of Loring Ward International, LTD from
2005 through 2006; CEO of Atlantic Trust
(INVESTCO) from 2001 through 2004; Chief
Executive Officer of Bessemer Trust from
1993 through 2000; Trustee of Christ Church
(NYC) since 1999; Trustee of Whittier
College since 1995.

LAWRENCE J. TOAL	Director	Since	Vice Chairman of the Board of Trustees of	11	None.
		12/12/95	New York City Big Brothers/Big Sisters since
c/o TDAM USA Inc.			2000; Chairman of the Board of Trustees of
31 West 52nd Street			the Healthcare Chaplaincy since 1990;
New York, NY 10019			President and Chief Executive Officer of
Dime Bancorp, Inc. from July 2000 through
Age: 71			February 2002; Chairman, President and
Chief Executive Officer of Dime Bancorp,
Inc. from January 1997 through June 2000;
and Chief Executive Officer of The Dime
Savings Bank of New York, FSB from
January 1997 through February 2002.

Interested Director

GEORGE F. STAUDTER†††	Chairman	Since	Managerial and Financial Consultant,	11	None.
	and	12/12/95	rendering investment management, tax and
c/o TDAM USA Inc.	Director		estate planning services to individual clients,
31 West 52nd Street			and strategic planning advice to corporate
New York, NY 10019			clients, since 1989.

Age: 77

†	The table shows the time period for which each individual has served as Director and/or Officer. There is no set term of office for Directors and Officers.

††

In companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called “public companies”) or in other investment companies registered under the Investment Company Act, as of April 30, 2009.

†††	Mr. Staudter is considered an “interested person” of the Company because he owns shares of The Toronto-Dominion Bank stock.

46

Name, Address and Age	Position(s) Held with the Company	Term of Office with Company and Length of Time Served†	Principal Occupation(s) During Past 5 Years

Officers Who Are Not Directors

MARK BELL	President and Chief	Since 9/22/08	Since 2008, Managing Director, Relationship
	Executive Officer		Management of TDAM USA Inc.; since 2004,
c/o TDAM USA Inc.			Managing Director, Relationship
31 West 52nd Street			Management of TD Asset Management;
New York, NY 10019			from 2002 to 2004 Managing Director,
Portfolio Management of TDAM.
Age: 39

MAYA GITTENS	Chief Legal Officer	Since 9/22/08	Since July 2008, Vice President, Director and
	and Anti- Money		Secretary of the Investment Manager; from
c/o TDAM USA Inc.	Laundering Officer		June 2005 through March 2008, attorney at
31 West 52nd Street			Schultze Roth & Zabel LLP; from May 2001
New York, NY 10019			through June 2005, Securities Compliance
Examiner at the United States Securities
Age: 39			and Exchange Commission.

ERIC KLEINSCHMIDT	Treasurer and Chief	Since 9/22/08	Since November 2004, Fund Accounting
	Financial Officer		Director of SEI Investments; from July 1999
c/o SEI Investments			to November 2004, Fund Accounting
One Freedom Valley Drive			Manager of SEI Investments.
Oaks, PA 19456

Age: 41

MARC ALMES	Assistant Treasurer	Since 9/22/08	Since January 1999, Fund Accounting
Manager at SEI Investments; from 1996 to
c/o SEI Investments			1998 Fund Accounting Supervisor at SEI
One Freedom Valley Drive			Investments.
Oaks, PA 19456

Age: 37

JACK P. HUNTINGTON	Secretary	Since 2/27/09	Since September 2008, Vice President of
Regulatory Administration, Citi Fund
c/o Citi Fund Services Ohio, Inc.			Services Ohio, Inc.; from October 2004
100 Summer Street,			through September 2008, Senior Counsel,
Suite 1500			MetLife, Inc.
Boston, MA 02110

Age: 38

MICHELE R. TEICHNER	Chief Compliance	Since 6/11/04	Since January 2006, Managing Director;
	Officer, Vice President	and 11/2/99	Senior Vice President of Investment
c/o TDAM USA Inc.	and Assistant Secretary		Manager from August 1996 to December
31 West 52nd Street			2005 and TD Waterhouse Investor Services,
New York, NY 10019			Inc. from June 1997 to December 2005.

Age: 49

†	The table shows the time period for which each individual has served as Director and/or Officer. There is no set term of office for Directors and Officers.

47

48

Semiannual Report April 30, 2009 (Unaudited)

TD Asset Management USA Funds Inc.

TDAM Institutional Money Market Fund
–Institutional Class
–Institutional Service Class

TDAM Institutional U.S. Government Fund
–Institutional Class
–Institutional Service Class
–Commercial Class

TDAM Institutional Treasury Obligations Money Market Fund
–Institutional Service Class
–Commercial Class

TDAM Global Sustainability Fund
–Institutional Class

TDAM Short-Term Investment Fund

TDAM Short-Term Bond Fund

TD ASSET MANAGEMENT USA FUNDS INC.
Board of Directors and Executive Officers

DIRECTORS
George F. Staudter†	Lawrence J. Toal
Independent Financial Consultant	Retired CEO of The Dime Savings Bank
and Former Chairman, President
Richard W. Dalrymple	and CEO of Dime Bancorp, Inc.
President, The Kevin Scott
Dalrymple Foundation	Peter B. M. Eby
Corporate Director
James E. Kelly
Consultant and Attorney	Donald J. Herrema
Senior Advisor of Stone Point Capital,
Founder of BlackSterling Partners, LLC
and former CEO of Bessemer Trust
EXECUTIVE OFFICERS
Mark Bell	Eric Kleinschmidt
President and	Treasurer and
Chief Executive Officer	Chief Financial Officer

Maya Gittens	Michele R. Teichner
Chief Legal Officer and	Chief Compliance Officer
Anti-Money Laundering Officer
Jack Huntington
† Interested Director	Secretary

Service Providers

Investment Manager	Transfer Agent
& Administrator	Citi Fund Services Ohio, Inc.
TDAM USA Inc.	3435 Stelzer Road
31 West 52nd Street	Columbus, OH 43219
New York, NY 10019

Independent Registered	Legal Counsel
Public Accounting Firm	Willkie Farr & Gallagher LLP
Ernst & Young LLP	787 Seventh Avenue
5 Times Square	New York, NY 10019
New York, NY 10036

Custodian	Independent Directors Counsel
The Bank of New York Mellon	Goodwin Procter LLP
One Wall Street	901 New York Avenue, N.W.
New York, NY 10286	Washington, DC 20001

Distributor
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

2

TD ASSET MANAGEMENT USA FUNDS INC.

Commentary

Market Review

Lingering concerns about the health of the U.S. economy and strength of the banking system continued to weigh on financial markets during the first half of the current fiscal year which ended April 30, 2009. However, encouraging signs on both fronts towards the end of the period raised the prospect that the worst of the economic downturn might be over.

As a result, investors became less risk-averse and equities rallied from a 12-year low in early March to pare their losses for the six months. Corporate bonds also rebounded as credit spreads narrowed from the historically wide levels seen at the end of 2008. The shift in market sentiment was negative for U.S. Treasuries, which lost some of their draw as a safe haven.

In the final months of 2008 and early part of 2009, equity markets continued to face a barrage of negative news indicating the global recession could be deeper and longer than previously thought. The U.S. economy contracted for a third consecutive quarter in the first quarter of 2009, with GDP (gross domestic product) shrinking by an annualized rate of 5.7%. GDP fell 6.3% the previous quarter. The last time the economy registered such a sharp contraction over six months was 1958.

The labor market felt the brunt of the weak economic activity. Another 539,000 jobs were shed in April, bringing the total loss since the recession began in December 2007 to 5.7 million. The growing difficulty of laid-off workers in finding new jobs, along with the increase of 683,000 people into the labor force, drove the unemployment rate to 8.9%, the highest in more than 25 years. Mounting job losses, falling home prices, and stock market volatility pushed consumer confidence to all-time lows and dampened consumer spending, which accounts for about 70% of economic activity.

All this kept the Federal Reserve Open Market Committee (Federal Reserve) focused on its commitment to do whatever is needed to ensure the financial system functions properly and the economy picks up. After reducing the federal funds rate from 4.25% to 1.00% from January through October 2008, the Federal Reserve had limited room to lower rates further at its final policy meeting in December. Still, it cut the federal funds rate from 1.00% to a range of zero to 0.25% at that meeting, and indicated weak economic conditions would likely keep the rate low for some time.

Optimism that the action of policy makers might be taking hold began to show in March. There was a series of policy announcements, especially in the U.S., designed to unlock the credit markets and bolster the economy. The Federal Reserve implemented a quantitative easing program to buy longer-term Treasuries to help bring down long-term interest rates for added stimulus. At the same time, the U.S. government outlined its plan to remove toxic assets from the balance sheets of U.S. banks through the Public-Private Investment Program backed by Federal Reserve financing and Federal Deposit Insurance Corp. debt guarantees.

Soon afterwards, investors’ concerns about the financial stability of banks and their need to raise capital were eased by better-than-anticipated results of the stress tests for 19 of the country’s largest banks. The Federal Reserve determined that 10 of them must raise a combined $74.6 billion to shore up their capital within six months. The banks are expected to meet that order with little difficulty, as Wells Fargo quickly sold $8.6 billion of common stock, 43% more than it had planned. Morgan Stanley followed by raising $8 billion by selling shares and debt, up from the $5 billion it initially announced.

3

Investors were further encouraged by reports that the economy may be showing signs of stabilizing. There were reports that in February U.S. retail sales declined less than forecast and housing starts unexpectedly increased. Additionally, consumer confidence and manufacturing rose to the highest levels since the credit crisis deepened last September. The S&P 500 Index posted its biggest monthly gains in March (8.8%) and April (9.6%) in a decade, led by financials, to trim its loss for the six months to 8.5%.

In the fixed income market, corporate bonds have outperformed government bonds in 2009, as credit spreads have tightened. There has been a more positive tone in the market this year, with trading activity and liquidity improving. So far this year new issuance has totaled almost $500 billion, compared with about $350 billion for the same period of 2008. After a strong performance in 2008, Treasuries are down this year, as they have lost their safe-haven appeal amid signs the worst of the recession may have passed. Also weighing on government bonds are Treasury plans to issue a record $3.25 trillion in notes and bonds this fiscal year to pay for a budget deficit, bank bailouts and economic stimulus packages.

Looking at the current economic data, it is clear we are not out of the woods yet. However, the Federal Reserve noted at its April meeting that the economy continues to contract, but at a slower pace. It expects that the policy measures taken so far will help promote a gradual resumption of sustainable economic growth.

As always, we thank you for your business. We look forward to helping you manage your money successfully.

/s/ Mark Bell

Mark Bell
President and Chief Executive Officer
TD Asset Management USA Funds Inc.

June 17, 2009

Investments in Money Market Funds are neither insured nor guaranteed, except to the extent provided by the Temporary Guarantee Program for Money Market Funds, by the Federal Deposit Insurance Corporation or the U.S. government and are not deposits or obligations of, or guaranteed by, any bank. Although Money Market Funds seek to preserve the value of your investment of $1.00 per share, it is possible to lose money by investing in the TDAM Institutional Money Market Fund, TDAM Institutional U.S. Government Fund and TDAM Institutional Treasury Obligations Money Market Fund. Bonds and bond funds are subject to interest rate risk and will decline in value as interest rates rise. Investing in the Global Sustainability Fund involves risk, including possible loss of principal. In addition to the normal risks associated with investing, international investments may involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles or from social, economic or political instability in other nations. An investor should consider the investment objectives, risks and charges and expenses of the Funds carefully before investing. For a prospectus containing this and other information about the Funds, please call 1-866-416-4031. The prospectus should be read carefully before investing or sending money.

This material represents an assessment of the market at a specific point in time and is not intended to be a forecast of future events, or a guarantee of future results. This information should not be relied on as investment advice.

Distributor: SEI Investments Distribution Co., which is not affiliated with TD Asset Management USA Funds Inc.

For Institutional Investor Use Only

4

Disclosure of Fund Expenses (Unaudited)

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a Fund, you incur ongoing costs, which include costs for portfolio management, administrative services, distribution fees, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a Fund’s gross income, directly reduce the investment return of the Fund. A Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2008 through April 30, 2009.)

The table on the following page illustrates your Fund’s costs in two ways.

  Actual Expenses. Each row marked “Actual” in the table provides information about actual account values and actual expenses. This information helps you to estimate the actual expenses that you paid over the period after fee waivers and reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number given for your Fund in the “Actual” line under the heading “Expenses Paid During Period.”

  Hypothetical Example for Comparison Purposes. This section is intended to help you compare your Fund’s costs with those of other mutual funds. Each row in the table marked “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the applicable Fund’s actual expense ratio. This information assumes that the Fund had a return of 5% before expenses during the year, (which is not the Fund’s actual return) and that the expense ratio is unchanged. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to provide a hypothetical expense example based on a 5% return. You may use this information to compare the ongoing costs of investing in the Funds and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

5

Disclosure of Fund Expenses (Con’t.) (Unaudited)

	Beginning Account Value 11/1/08	Ending Account Value 4/30/09	Annualized Expense Ratios 11/1/08 to 4/30/09	Expense Paid During Period* 11/1/08 to 4/30/09

TDAM Institutional Money Market Fund – Institutional Class

Actual	$1,000.00	$1,004.10	0.25%	$1.24
Hypothetical (5% Return before expenses)	1,000.00	1,023.55	0.25%	1.25

TDAM Institutional Money Market Fund – Institutional Service Class

Actual	1,000.00	1,002.80	0.50%	2.48
Hypothetical (5% Return before expenses)	1,000.00	1,022.32	0.50%	2.51

TDAM Institutional U.S. Government Fund – Institutional Class

Actual	1,000.00	1,003.00	0.17%	0.84
Hypothetical (5% Return before expenses)	1,000.00	1,023.95	0.17%	0.85

TDAM Institutional U.S. Government Fund – Institutional Service Class

Actual	1,000.00	1,001.90	0.38%	1.89
Hypothetical (5% Return before expenses)	1,000.00	1,022.91	0.38%	1.91

TDAM Institutional U.S. Government Fund – Commercial Class

Actual	1,000.00	1,000.60	0.59%	2.70	(1)
Hypothetical (5% Return before expenses)	1,000.00	1,021.87	0.59%	2.96

TDAM Institutional Treasury Obligations Fund – Institutional Service Class

Actual	1,000.00	1,000.10	0.16%	0.78	(2)
Hypothetical (5% Return before expenses)	1,000.00	1,024.00	0.16%	0.80

TDAM Institutional Treasury Obligations Fund – Commercial Class

Actual	1,000.00	1,000.10	0.15%	0.69	(3)
Hypothetical (5% Return before expenses)	1,000.00	1,024.06	0.15%	0.75

TDAM Global Sustainability Fund – Institutional Class

Actual	1,000.00	1,105.00	0.80%	0.83	(4)
Hypothetical (5% Return before expenses)	1,000.00	1,020.83	0.80%	4.01

TDAM Short – Term Investment Fund

Actual	1,000.00	1,003.00	0.35%	1.74
Hypothetical (5% Return before expenses)	1,000.00	1,023.06	0.35%	1.76

TDAM Short – Term Bond Fund

Actual	1,000.00	1,037.30	0.43%	2.17
Hypothetical (5% Return before expenses)	1,000.00	1,022.66	0.43%	2.16

*	Expenses are equal to the Funds’ or respective classes’ annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect one half year period.)

(1)	TDAM Institutional U.S. Government Fund Commercial Class commenced operations on November 14, 2008. Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the account period, multiplied by 167/365.

(2)	TDAM Institutional Treasury Obligations Money Market Fund Institutional Service Class commenced operations on November 3, 2008. Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the account period, multiplied by 178/365.

(3)	TDAM Institutional Treasury Obligations Money Market Fund Commercial Class commenced operations on November 14, 2008. Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the account period, multiplied by 167/365.

(4)	TDAM Global Sustainability Fund Institutional Class commenced operations on March 25, 2009. Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the account period, multiplied by 36/365.

6

TD ASSET MANAGEMENT USA FUNDS INC.
FUND SUMMARIES AS OF 4/30/09 (Unaudited)

*	The seven-day yield is calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate, and that past performance is not an indication of future results.

**	Maturity and Fund compositions are subject to change.

***	U.S. government guarantee applies to the underlying securities of the Fund and not the Fund shares.

7

TD ASSET MANAGEMENT USA FUNDS INC.
FUND SUMMARIES AS OF 4/30/09 (Unaudited)

Fund Composition*

All figures are shown as a percentage of the Fund’s investments. All of the securities of the Short-Term Investment Fund and Short-Term Bond Fund are in the top tier of credit quality.

TDAM Global Sustainability Fund

Invests in common stocks, preferred stocks, warrants, convertible securities, American Depository Receipts and Global Depository Receipts of foreign issuers.

By Country Type

A
B
C
D
E
F
G
H
I
J
K
L
M

- A. 32.1% United States
- B. 23.3% United Kingdom
- C. 8.4% Spain
- D. 8.2% Canada
- E. 7.1% Switzerland
- F. 4.3% Japan
- G. 4.2% Norway
- H 3.6% Denmark
- I. 3.5% France
- J. 3.1% Germany
- K. 0.9% Hong Kong
- L 0.8% Netherlands
- M. 0.5% Finland

TDAM Short-Term Investment Fund

Invests primarily in investment-grade debt.

By Security Type

A
B
C
D

- A. 60.6% Commercial Paper
- B. 19.0% Repurchase Agreement
- C. 12.6% Certificates of Deposit
- D. 7.8% U.S. Government Agency Obligations

TDAM Short-Term Bond Fund

By Security Type

A
B
C
D
E

- A. 51.3% Corporate Obligations
- B. 33.2% U.S. Treasury Obligations
- C. 10.6% U.S. Government Agency Obligations
- D. 3.2% Municipal Obligation
- E. 1.7% Repurchase Agreement

*	Fund composition is subject to change.

8

TABLE OF CONTENTS

Statements of Assets and Liabilities	10
Statements of Operations	12
Statements of Changes in Net Assets	13
Financial Highlights	16
Notes to Financial Statements	17
TDAM Institutional Money Market Fund Schedule of Investments	27
TDAM Institutional U.S. Government Fund Schedule of Investments	30
TDAM Institutional Treasury Obligations Money Market Fund Schedule of Investments	32
TDAM Global Sustainability Fund Schedule of Investments	33
TDAM Short-Term Investment Fund Schedule of Investments	35
TDAM Short-Term Bond Fund Schedule of Investments	37
Notes to Schedules of Investments	39
Board’s Consideration of Investment Managements Arrangements	40
Directors and Officers Information	43

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 1-866-416-4031, or by visiting the SEC’s website at http://www.sec.gov.

The Funds’ proxy voting record for the 12-month period ending June 30th is available, without charge, online at www.tdamusa.com. Login to our website and click on Institutional Investors, Proxy Voting Rights. It is also available by visiting the SEC’s website at http://www.sec.gov.

The Funds file their complete schedules of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q filings are available online at www.tdamusa.com. Login to our website and click on Institutional Investors, Financial Reporting, Quarterly Portfolio Holdings Report. They are also available by visiting the SEC’s website at http://www.sec.gov; and can be reviewed and copied at the Commission’s Public Reference Room in Washington, DC or by electronic request at publicinfo@sec.gov. For more information about these services, please call the SEC at 1-202-942-8090.

9

Statements of Assets and Liabilities
 April 30, 2009 (Unaudited)

	TDAM Institutional Money Market Fund	TDAM Institutional U.S. Government Fund	TDAM Institutional Treasury Obligations Money Market Fund

ASSETS
Cost of investments and repurchase agreements (Note 2)	$146,177,519	$586,206,534	$113,388,712

Investments in securities, at value	$109,428,519	$401,011,534	$68,473,712
Repurchase agreements, at value (Note 2)	36,749,000	185,195,000	44,915,000
Cash	183	–	21
Foreign currency (Cost $0, $0, $0, $59,716, $0, $0)	–	–	–
Interest receivable	41,754	204,637	190
Receivable for capital shares sold	–	–	–
Due from Investment Manager and its affiliates (Note 3)	–	–	2,152
Reclaim Receivable	–	–	–
Prepaid Directors’ fees (Note 4)	–	–	2,251
Prepaid expenses	37,353	83,948	69

TOTAL ASSETS	146,256,809	586,495,119	113,393,395

LIABILITIES
Dividends payable to shareholders	25,234	44,940	684
Payable to Investment Manager and its affiliates (Note 3)	19,029	84,064	–
Directors’ fees payable (Note 4)	2,560	2,629	–
Payable to custodian	–	404,712	–
Other accrued expenses	24,667	30,961	51,058

TOTAL LIABILITIES	71,490	567,306	51,742

NET ASSETS	$146,185,319	$585,927,813	$113,341,653

Net assets consist of:
Paid-in-capital ($.0001 par value common stock, 8 billion, 7 billion,
8 billion, 4 billion, 3 billion and 5 billion shares authorized, respectively)	$146,184,710	$585,928,051	$113,341,431
Undistributed (distributions in excess of) net investment income	–	–	–
Accumulated net realized gains (losses) from security transactions	609	(238)	222
Net unrealized appreciation on investments	–	–	–
Net unrealized appreciation on foreign currency transactions	–	–	–

Net assets, at value	$146,185,319	$585,927,813	$113,341,653

Institutional Class net asset value, redemption price and offering price per share (Note 2)	$1.00	$1.00	N/A

	($97,522,980 ÷ 97,522,993 shares)	($296,033,325 ÷ 296,033,410 shares)
Institutional Service Class net asset value, redemption price and offering price per share (Note 2)	$1.00	$1.00	$1.00

	($ 48,662,339 ÷ 48,661,717 shares)	($288,893,758 ÷ 288,893,907 shares)	($ 112,341,458 ÷ 112,341,239 shares)
Commercial Class net asset value, redemption price and offering price per share (Note 2)	N/A	$1.00	$1.00

		($1,000,730 ÷ 1,000,734 shares)	($1,000,195 ÷ 1,000,192 shares)
Net asset value, redemption price and offering price per share (Note 2)	N/A	N/A	N/A

Please see accompanying notes to financial statements.

10

Statements of Assets and Liabilities
 April 30, 2009 (Unaudited)

	TDAM Global Sustainability Fund	TDAM Short-Term Investment Fund	TDAM Short-Term Bond Fund

ASSETS
Cost of investments and repurchase agreements (Note 2)	$9,825,644	$13,498,450	$25,791,645

Investments in securities, at value	$10,839,835	$10,936,651	$25,691,976
Repurchase agreements, at value (Note 2)	–	2,563,000	446,000
Cash	129,096	133	341
Foreign currency (Cost $0, $0, $0, $59,716, $0, $0)	59,777	–	–
Interest receivable	24,231	1,986	313,185
Receivable for capital shares sold	–	–	7,054
Due from Investment Manager and its affiliates (Note 3)	7,537	9,819	1,967
Reclaim Receivable	2,136	–	–
Prepaid Directors’ fees (Note 4)	–	–	–
Prepaid expenses	32	2,456	2,374

TOTAL ASSETS	11,062,644	13,514,045	26,462,897

LIABILITIES
Dividends payable to shareholders	–	1,873	35,414
Payable to Investment Manager and its affiliates (Note 3)	–	–	–
Directors’ fees payable (Note 4)	1,586	4,893	5,458
Payable to custodian	–	–	–
Other accrued expenses	13,616	36,412	46,535

TOTAL LIABILITIES	15,202	43,178	87,407

NET ASSETS	$11,047,442	$13,470,867	$26,375,490

Net assets consist of:
Paid-in-capital ($.0001 par value common stock, 8 billion, 7 billion,
8 billion, 4 billion, 3 billion and 5 billion shares authorized, respectively)	$10,000,100	$13,845,392	$26,149,026
Undistributed (distributions in excess of) net investment income	33,825	(1,068)	(2,543)
Accumulated net realized gains (losses) from security transactions	(883)	(374,658)	(117,324)
Net unrealized appreciation on investments	1,014,191	1,201	346,331
Net unrealized appreciation on foreign currency transactions	209	–	–

Net assets, at value	$11,047,442	$13,470,867	$26,375,490

Institutional Class net asset value, redemption price and offering price per share (Note 2)	$11.05	N/A	N/A

	($11,047,442 ÷ 1,000,010 shares)
Institutional Service Class net asset value, redemption price and offering price per share (Note 2)	N/A	N/A	N/A

Commercial Class net asset value, redemption price and offering price per share (Note 2)	N/A	N/A	N/A

Net asset value, redemption price and offering price per share (Note 2)	N/A	$9.84	$10.09

		($13,470,867 ÷ 1,368,733 shares)	($26,375,490 ÷ 2,614,556 shares)

11

Statements of Operations
For the Period Ended April 30, 2009 (Unaudited)

	TDAM Institutional Money Market Fund	TDAM Institutional U.S. Government Fund	TDAM Institutional Treasury Obligations Money Market Fund*	TDAM Global Sustainability Fund**	TDAM Short-Term Investment Fund	TDAM Short-Term Bond Fund
INVESTMENT INCOME
Interest income	$977,460	$2,747,733	$59,825	$—	$130,291	$417,122
Dividend Income
(net of withholding tax
$0, $0, $0, $5,727, $0 and $0)	—	—	—	41,990	—	—

	977,460	2,747,733	59,825	41,990	130,291	417,122

EXPENSES
Shareholder servicing fees (Note 3)	119,109	414,165	85,748	—	—	—
Investment management fees
(Note 3)	90,323	350,458	34,299	6,124	21,099	29,401
Directors' fees (Note 4)	12,119	12,720	12,723	3,222	10,984	10,550
Distribution fees (Note 3)	–	1,841	2,300	—	—	—
Temporary Guarantee Program fees
(Note 8)	46,372	106,578	—	—	—	—
Transfer agent fees	29,771	56,245	32,747	3,653	19,440	19,199
Professional fees	25,225	27,879	22,750	4,231	25,692	21,107
Custody fees	11,358	11,582	7,779	296	2,297	978
Shareholder reports and mailing	8,695	7,635	7,986	1,746	9,685	2,723
Registration fees	8,502	11,083	6,696	966	3,763	3,431
Other expenses	12,295	11,151	16,214	3,166	8,752	7,582

TOTAL EXPENSES	363,769	1,011,337	229,242	23,404	101,712	94,971
Fees waived/expenses reimbursed
by the Investment Manager
and its affiliates (Note 3)	(17,567)	(66,782)	(175,621)	(15,239)	(64,704)	(44,337)
Reduction in custody fees due
to earnings credits (Note 2)	(229)	(281)	(387)	—	(25)	(23)

NET EXPENSES	345,973	944,274	53,234	8,165	36,983	50,611

NET INVESTMENT INCOME	631,487	1,803,459	6,591	33,825	93,308	366,511

NET REALIZED GAINS (LOSSES) FROM:
SECURITY TRANSACTIONS	664	1	222	(15,302)	(375,724)	(58,314)
FOREIGN CURRENCY TRANSACTIONS	—	—	—	14,419	—	—

NET UNREALIZED APPRECIATION ON:
SECURITY TRANSACTIONS	—	—	—	1,014,191	361,756	509,310
FOREIGN CURRENCY TRANSACTIONS	—	—	—	209	—	—

NET INCREASE IN NET ASSETS
FROM OPERATIONS	$632,151	$1,803,460	$6,813	$1,047,342	$79,340	$817,507

*	Fund commenced operations on November 3, 2008.

**	Fund commenced operations on March 25, 2009.

Please see accompanying notes to financial statements.

12

Statements of Changes in Net Assets

	TDAM Institutional Money Market Fund		TDAM Institutional U.S. Government Fund

	Period Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008	Period Ended April 30, 2009* (Unaudited)	Year Ended October 31, 2008
OPERATIONS:
Net investment income	$631,487	$5,596,891	$1,803,459	$14,321,809
Net realized gains from security transactions	664	529	1	3,225

Net increase in net assets from operations	632,151	5,597,420	1,803,460	14,325,034

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Institutional Class	(335,142)	(3,385,751)	(1,142,996)	(9,491,553)
Institutional Service Class	(296,345)	(2,211,140)	(659,445)	(4,830,644)
Commercial Class	—	—	(630)	—
From net realized loss on security transactions
Institutional Class	(188)	—	(1,716)	(3,301)
Institutional Service Class	(224)	—	(1,382)	(1,856)
Commercial Class	—	—	(4)	—

Total dividends and distributions to shareholders	(631,899)	(5,596,891)	(1,806,173)	(14,327,354)

CAPITAL SHARE TRANSACTIONS ($1.00 per share):
Institutional Class:
Proceeds from shares sold	227,001,257	575,117,330	373,516,106	595,963,726
Shares issued in reinvestment of dividends	187	—	1,700	3,230
Payments for shares redeemed	(208,923,741)	(574,034,321)	(441,524,704)	(529,732,343)

Net increase (decrease) in net assets from
Institutional Class shares	18,077,703	1,083,009	(68,006,898)	66,234,613

Institutional Service Class:
Proceeds from shares sold	133,399,059	168,454,609	379,044,715	438,815,515
Shares issued in reinvestment of dividends	256	—	2,237	1,924
Payments for shares redeemed	(183,056,632)	(125,565,664)	(439,641,411)	(288,543,324)

Net increase (decrease) in net assets from
Institutional Service Class shares	(49,657,317)	42,888,945	(60,594,459)	150,274,115

Commercial Class:
Proceeds from shares sold	—	—	1,000,400	—
Shares issued in reinvestment of dividends	—	—	634	—
Payments for shares redeemed	—	—	(300)	—

Net increase in net assets from Commercial
Class shares	—	—	1,000,734	—

Net increase (decrease) in net assets from
capital share transactions	(31,579,614)	43,971,954	(127,600,623)	216,508,728

TOTAL INCREASE (DECREASE) IN NET ASSETS	(31,579,362)	43,972,483	(127,603,336)	216,506,408
NET ASSETS:
Beginning of period	177,764,681	133,792,198	713,531,149	497,024,741

End of period	$146,185,319	$177,764,681	$585,927,813	$713,531,149

Distributions in excess of net investment income	$—	$—	$—	$(388)

* Commercial class commenced operation on November 14, 2008.

Please see accompanying notes to financial statements.

13

Statements of Changes in Net Assets

	TDAM Institutional Treasury Obligations Money Market Fund	TDAM Global Sustainability Fund

	November 3, 2008* to April 30, 2009 (Unaudited)	March 25, 2009** to April 30, 2009 (Unaudited)
OPERATIONS:
Net investment income	$6,591	$33,825
Net realized gains (losses) from security and
foreign currency transactions	222	(883)
Net change in unrealized appreciation from security and
foreign currency transactions	—	1,014,400

Net increase in net assets from operations	6,813	1,047,342

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Institutional Service Class	(6,499)	—
Commercial Class	(92)	—

Total dividends and distributions to shareholders	(6,591)	—

CAPITAL SHARE TRANSACTIONS:
Institutional Class:
Proceeds from shares sold	—	10,000,100

Net increase in net assets from Institutional Class shares	—	10,000,100

Institutional Service Class ($1.00 per share):
Proceeds from shares sold	182,913,325	—
Shares issued in reinvestment of dividends	738	—
Payments for shares redeemed	(70,572,824)	—

Net increase in net assets from Institutional Service Class shares	112,341,239	—

Commercial Class ($1.00 per share):
Proceeds from shares sold	1,000,150	—
Shares issued in reinvestment of dividends	92	—
Payments for shares redeemed	(50)	—

Net increase in net assets from Commercial Class shares	1,000,192	—

Net increase in net assets from capital share transactions	113,341,431	10,000,100

TOTAL INCREASE IN NET ASSETS	113,341,653	11,047,442
NET ASSETS:
Beginning of period	—	—

End of period	$113,341,653	$11,047,442

Undistributed net investment income	$—	$33,825

CAPITAL SHARES ISSUED AND REDEEMED:
Institutional Class:
Proceeds from shares sold	—	1,000,010

Net capital share transactions	—	1,000,010

*	Institutional Service Class commenced operation on November 3, 2008 and the Commercial Class commenced operations on November 14, 2008.

**	Commencement of operations.

Please see accompanying notes to financial statements.

14

Statements of Changes in Net Assets

	TDAM Short-Term Investment Fund		TDAM Short-Term Bond Fund

	Period Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008	Period Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008
OPERATIONS:
Net investment income	$93,308	$643,699	$366,511	$796,909
Net realized gains (losses) from security transactions	(375,724)	1,066	(58,314)	(55,584)
Net change in unrealized appreciation (depreciation) on
investments	361,756	(335,717)	509,310	(243,052)

Net increase in net assets from operations	79,340	309,048	817,507	498,273

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(93,309)	(643,699)	(369,054)	(796,909)
From net realized loss on security transactions	(1,067)	(935)	—	—

Total dividends and distributions to shareholders	(94,376)	(644,634)	(369,054)	(796,909)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	670,247	14,963,663	6,123,410	2,866,983
Shares issued in reinvestment of dividends	32,267	345,640	171,436	432,681
Payments for shares redeemed	(14,204,533)	(5,158,467)	(1,426,726)	(478,028)

Net increase (decrease) in net assets from capital
share transactions	(13,502,019)	10,150,836	4,868,120	2,821,636

TOTAL INCREASE (DECREASE) IN NET ASSETS	(13,517,055)	9,815,250	5,316,573	2,523,000
NET ASSETS:
Beginning of period	26,987,922	17,172,672	21,058,917	18,535,917

End of period	$13,470,867	$26,987,922	$26,375,490	$21,058,917

Distributions in excess of net investment income	$(1,068)	$—	$(2,543)	$—

CAPITAL SHARES ISSUED AND REDEEMED:
Proceeds from shares sold	68,071	1,502,811	609,304	285,666
Shares issued in reinvestment of dividends	3,277	34,672	17,085	43,010
Payments for shares redeemed	(1,442,931)	(517,431)	(142,510)	(47,087)

Net capital share transactions	(1,371,583)	1,020,052	483,879	281,589

Please see accompanying notes to financial statements.

15

Financial Highlights

For the period ended April 30, 2009 (Unaudited) and years or periods ended October 31, For Shares Outstanding Throughout the Periods

Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund’s financial statements.

	Net Asset Value, Beginning of Period	Net Investment Income[4]		Net Realized and Unrealized Gains (Losses) on Investments		Total from Operations		Dividends from Net Investment Income	Distributions from Net Realized Gains		Total Dividends and Distributions

TDAM Institutional Money Market Fund[1]
Institutional Class
2009	$1.00	$0.004		$0.000	*	$0.004		$(0.004)	$(0.000	)*	$(0.004)
2008	$1.00	$0.028		$0.002		$0.030		$(0.030)	$—		$(0.030)
2007	$1.00	$0.045		$—		$0.045		$(0.045)	$—		$(0.045)
Institutional Service Class
2009	$1.00	$0.003		$0.000	*	$0.003		$(0.003)	$(0.000	)*	$(0.003)
2008	$1.00	$0.027		$0.000	*	$0.027		$(0.027)	$—		$(0.027)
2007	$1.00	$0.043		$—		$0.043		$(0.043)	$—		$(0.043)

TDAM Institutional U.S. Government Fund
Institutional Class[1]
2009	$1.00	$0.003		$0.000	*	$0.003		$(0.003)	$(0.000	)*	$(0.003)
2008	$1.00	$0.027		$0.000	*	$0.027		$(0.027)	$(0.000	)*	$(0.027)
2007	$1.00	$0.044		$—		$0.044		$(0.044)	$—		$(0.044)
Institutional Service Class[1]
2009	$1.00	$0.002		$0.000	*	$0.002		$(0.002)	$(0.000	)*	$(0.002)
2008	$1.00	$0.025		$0.000	*	$0.025		$(0.025)	$(0.000	)*	$(0.025)
2007	$1.00	$0.042		$—		$0.042		$(0.042)	$—		$(0.042)
Commercial Class[2]
2009	$1.00	$0.001		$0.000	*	$0.001		$(0.001)	$(0.000	)*	$(0.001)
TDAM Institutional Treasury Obligations Money Market Fund
Institutional Service Class[2]
2009	$1.00	$0.000	*	$0.000	*	$0.000	*	$(0.000)*	$—		$(0.000)*
Commercial Class[2]
2009	$1.00	$0.000	*	$0.000	*	$0.000	*	$(0.000)*	$—		$(0.000)*

TDAM Global Sustainability Fund[3]
Institutional Class
2009	$10.00	$0.034		$1.016		$1.050		$—	$—		$—
TDAM Short-Term Investment Fund[1]
2009	$9.85	$0.043		$(0.014)		$0.029		$(0.039)	$(0.000	)*	$(0.039)
2008	$9.98	$0.304		$(0.119)		$0.185		$(0.315)	$—		$(0.315)
2007	$10.00	$0.441		$(0.021)		$0.420		$(0.440)	$—		$(0.440)

TDAM Short-Term Bond Fund[1]
2009	$9.88	$0.155		$0.212		$0.367		$(0.157)	$—		$(0.157)
2008	$10.02	$0.407		$(0.139)		$0.268		$(0.408)	$—		$(0.408)
2007	$10.00	$0.411		$0.017		$0.428		$(0.408)	$—		$(0.408)

	Net Asset Value, End of Period	Total Investment Return†	Net Assets End of Period	Ratio of Net Expenses to Average Net Assets		Ratio of Total Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

TDAM Institutional Money Market Fund[1]
Institutional Class
2009	$1.00	0.41%	$97,522,980	0.25	%‡	0.26	%‡	0.78	%‡	N/A
2008	$1.00	3.09%	$79,445,274	0.20%		0.20%		2.84%		N/A
2007	$1.00	4.57%	$78,362,273	0.20	%‡	0.25	%‡	5.16	%‡	N/A
Institutional Service Class
2009	$1.00	0.28%	$48,662,339	0.50	%‡	0.52	%‡	0.62	%‡	N/A
2008	$1.00	2.83%	$98,319,407	0.46%		0.46%		2.65%		N/A
2007	$1.00	4.35%	$55,429,925	0.45	%‡	0.50	%‡	4.91	%‡	N/A

TDAM Institutional U.S. Government Fund
Institutional Class[1]
2009	$1.00	0.30%	$296,033,325	0.17	%‡	0.17	%‡	0.62	%‡	N/A
2008	$1.00	2.81%	$364,041,732	0.14%		0.14%		2.75%		N/A
2007	$1.00	4.52%	$297,808,605	0.16	%‡	0.16	%‡	5.10	%‡	N/A
Institutional Service Class[1]
2009	$1.00	0.19%	$288,893,758	0.38	%‡	0.42	%‡	0.40	%‡	N/A
2008	$1.00	2.55%	$349,489,417	0.39%		0.39%		2.50%		N/A
2007	$1.00	4.30%	$199,216,136	0.41	%‡	0.41	%‡	4.85	%‡	N/A
Commercial Class[2]
2009	$1.00	0.06%	$1,000,730	0.59	%‡	0.88	%‡	0.15	%‡	N/A
TDAM Institutional Treasury Obligations Money Market Fund
Institutional Service Class[2]
2009	$1.00	0.01%	$112,341,458	0.16	%‡	0.66	%‡	0.02	%‡	N/A
Commercial Class[2]
2009	$1.00	0.00%	$1,000,195	0.15	%‡	1.16	%‡	0.02	%‡	N/A

TDAM Global Sustainability Fund[3]
Institutional Class
2009	$11.05	10.50%	$11,047,442	0.80	%‡	2.29	%‡	3.31	%‡	1%
TDAM Short-Term Investment Fund[1]
2009	$9.84	0.30%	$13,470,867	0.35	%‡	0.96	%‡	0.88	%‡	0%
2008	$9.85	1.86%	$26,987,922	0.35%		0.82%		3.05%		0%
2007	$9.98	4.27%	$17,172,672	0.35	%‡	1.37	%‡	5.09	%‡	0%

TDAM Short-Term Bond Fund[1]
2009	$10.09	3.73%	$26,375,490	0.43	%‡	0.81	%‡	3.11	%‡	45%
2008	$9.88	2.67%	$21,058,917	0.43%		0.85%		4.04%		29%
2007	$10.02	4.37%	$18,535,917	0.43	%‡	1.60	%‡	4.73	%‡	39%

*	Amount represents less than $0.001 per share.

†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends.

‡	Annualized.

1	Fund or Class commenced operations on December 18, 2006.

2	Class commenced operations on November 3, 2008.

3	Fund commenced operations on March 25, 2009.

4	Based on average shares outstanding at each month end.

5	Class commenced operations on November 14, 2008.

Please see accompanying notes to financial statements.

16

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements – April 30, 2009
(Unaudited)

Note 1 — Organization

TD Asset Management USA Funds Inc., (the “Company”) was organized as a Maryland corporation on August 16, 1995. The Company changed its name from TD Waterhouse Family of Funds, Inc. to TD Asset Management USA Funds Inc. on April 24, 2006. The Company is registered as an open-end management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “Act”). Shares of the Company are registered under the Securities Act of 1933, as amended. The Company currently has eleven funds. This shareholder report only applies to the TDAM Institutional Money Market Fund (the “Institutional Money Market Fund”), the TDAM Institutional U.S. Government Fund (the “Institutional U.S. Government Fund”), the TDAM Institutional Treasury Obligations Money Market Fund (the “Institutional Treasury Obligations Money Market Fund”), the TDAM Global Sustainability Fund (the “Global Sustainability Fund”), the TDAM Short-Term Investment Fund (the “Short-Term Investment Fund”) and the TDAM Short-Term Bond Fund (the “Short-Term Bond Fund”) (each, a “Fund” and collectively, the “Funds”). Each of the Institutional Money Market Fund, the Institutional U.S. Government Fund, the Institutional Treasury Obligation Money Market Fund and the Global Sustainability Fund is a diversified investment portfolio, and each of the Short-Term Investment Fund and the Short-Term Bond Fund is a non-diversified investment portfolio. The investment objective of each of the Institutional Money Market Fund, the Institutional U.S. Government Fund and the Institutional Treasury Obligations Money Market Fund is to seek maximum current income to the extent consistent with liquidity and preservation of capital and a stable share price of $1.00 per share. The investment objective of the Global Sustainability Fund is long-term capital appreciation. The investment objective of each of the Short-Term Investment Fund and the Short-Term Bond Fund is to provide a high level of income consistent with liquidity and preservation of capital. The Institutional Money Market Fund has the flexibility to invest broadly in U.S. dollar-denominated securities of domestic and foreign issuers. The Institutional U.S. Government Fund offers an added measure of safety by investing exclusively in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Institutional Treasury Obligations Money Market Fund invests 100% of its net’s assets in U.S. Treasury obligations, repurchase agreements backed by such obligations and cash. The Global Sustainability Fund invests primarily in equity securities of companies around the globe that are viewed as contributing to the world’s future sustainability. The Short-Term Investment Fund invests primarily in investment-grade debt securities. The Short-Term Bond Fund invests primarily in debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, as well as investment-grade debt obligations of banks and corporations. Each of the Institutional Money Market Fund, Institutional U.S. Government Fund, Short-Term Investment Fund and Short-Term Bond Fund commenced operations on December 18, 2006. The Institutional Service Class of the Institutional Treasury Obligations Money Market Fund, commenced operations on November 3, 2008. The Commercial Class of each of the Institutional U.S. Government Fund and Institutional Treasury Obligations Money Market Fund commenced operations on November 14, 2008.

On January 7, 2009, the Board of Directors approved the reclassification and designation of shares of the six Funds as follows:

Authorized Shares
Institutional Money Market Fund — Institutional Class	3 Billion
Institutional Money Market Fund — Institutional Service Class	2 Billion
Institutional Money Market Fund — Commercial Class	3 Billion
Institutional U.S. Government Fund — Institutional Class	2 Billion
Institutional U.S. Government Fund — Institutional Service Class	2 Billion
Institutional U.S. Government Fund — Commercial Class	3 Billion
Institutional Treasury Obligations Money Market Fund — Institutional Class	2 Billion
Institutional Treasury Obligations Money Market Fund — Institutional Service Class	2 Billion
Institutional Treasury Obligations Money Market Fund — Commercial Class	2 Billion
Institutional Treasury Obligations Money Market Fund — Class A	2 Billion
Global Sustainability Fund — Institutional Class	4 Billion
Short-Term Investment Fund	3 Billion
Short-Term Bond Fund	5 Billion

The Global Sustainability Fund commenced operations on March 25, 2009.

17

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements – April 30, 2009
(Unaudited)

Note 2 — Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies:

Use of Estimates — The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of management estimates and assumptions. Actual results could differ from these estimates.

Computation of Net Asset Value — It is the policy of each of the Institutional Money Market Fund, the Institutional U.S. Government Fund and the Institutional Treasury Obligations Money Market Fund to maintain a continuous net asset value of $1.00 per share for each class. Each of these Funds has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that each of these Funds will be able to maintain a stable net asset value of $1.00 per share. The net asset value (“NAV”) per share for each of the Funds is computed by dividing the total current value of the assets of a Fund, less its liabilities, by the total number of shares outstanding at the time of such computation. Each Fund’s NAV per share is computed as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m. (Eastern time), on days when the NYSE is open for regular trading and the Federal Reserve Bank of New York (the “Fed”) is open. In addition, the Funds may elect, in their discretion if it is determined to be in shareholders’ best interests, to be open on days when the NYSE is open but the Fed is closed or to be open on days when the Fed is open but the NYSE is closed, except for Good Friday.

The Company accounts separately for the assets, liabilities and operations of each Fund. Expenses directly attributable to each Fund are charged to that Fund’s operations; expenses which are applicable to all Funds are allocated among them on a pro rata basis. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Securities Valuation — Securities and assets for which market quotations are readily available are valued at current market value for the Global Sustainability Fund, Short-Term Investment Fund and the Short-Term Bond Fund other than securities with sixty days or less remaining until maturity, which may be valued at amortized cost. Each Fund values its securities using various methods depending on the primary market or exchange on which the securities trade. Debt securities and other assets for which market quotations are readily available may be valued at market values determined by such securities’ most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. When market quotations are not readily available or not reflective of fair value as determined in accordance with fair value procedures approved by the Board (“Fair Value Procedures”), securities and assets are valued at fair value as determined pursuant to the Fair Value Procedures.

The Funds may use FT Interactive Data as a third party fair valuation vendor. In addition, any other Funds established in the future that invest primarily in equity securities that are traded primarily on non-U.S. exchanges or markets shall use FT Interactive Data as a third party fair valuation vendor. FT Interactive Data shall provide a fair value for foreign securities in the foregoing Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by FT Interactive Data in the event that there is a movement in the U.S. market that exceeds a specific threshold that shall be established by the Pricing Sub-Committee and/or Pricing Committees. The Pricing Sub-Committee and/or Pricing Committees shall also establish a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Pricing Sub-Committee and/or Pricing Committees is exceeded on a specific day, each Fund shall value the non-U.S. securities in its portfolio that exceed the applicable “confidence interval” based upon the fair values provided by FT Interactive Data. In such event, it shall not be necessary to hold a Committee meeting.

18

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements – April 30, 2009
(Unaudited)

Additionally, if a local market in which the Fund owns securities is closed for one or more days (scheduled or unscheduled) and the Fund is open, the Fund shall value all securities held in the Fund that trade on that local market based on the fair value prices provided by FT Interactive Data using the predetermined confidence interval discussed above. As of April 30, 2009 there were no fair valued securities.

To the extent a Fund holds securities that are traded in foreign markets, the Fund may also determine when it is appropriate to apply fair valuation to such securities in accordance with the Fair Value Procedures. As necessary, each of the Global Sustainability Fund, Short-Term Investment Fund and Short-Term Bond Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices. As a means of evaluating its fair value process, each such Fund will periodically compare closing market prices, the next day’s opening prices in the same markets, and adjusted prices. These Funds believe that the use of fair value pricing will result in the use of prices that are more reflective of the actual market value of portfolio securities than would be the case if a Fund used closing prices, thereby reducing opportunities for profit from excessive short-term trading or market timing in a Fund’s shares.

With respect to the Global Sustainability Fund, securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on The Nasdaq Stock Market, Inc. (“NASDAQ”), are valued at the last quoted sale price on the primary exchange, market or system (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the mean of the last bid and asked prices. For securities listed on NASDAQ, the NASDAQ Official Closing Price (the “NOCP”) will be used for valuation. If no NOCP is available, the security will be valued at the last sale price on the NASDAQ prior to the calculation of the Global Sustainability Fund’s net asset value. If no sale price is shown on NASDAQ, the security will be valued at the mean of the last bid and asked prices.

Financial futures are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source. Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one hundred eighty-day forward rates provided by an independent source.

Each of the Institutional Money Market Fund, Institutional U.S. Government Fund and Institutional Treasury Obligations Money Market Fund securities are valued using the amortized cost method, which approximates market value. The amortized cost method involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium.

In September, 2006, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards (“SFAS”) No. 157, which provides enhanced guidance for using fair value to measure assets and liabilities. The Funds adopted SFAS No. 157 on November 1, 2008. SFAS No. 157 establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

  Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds’ have the ability to access at the measurement date;

  Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

  Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

19

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements – April 30, 2009
(Unaudited)

As required by SFAS No.157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs and may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Funds’ investments are measured at April 30, 2009:

Investments in Securities	Level 1	Level 2	Level 3	Total
Institutional Money Market Fund	$—	$146,177,519	$—	$146,177,519
Institutional U.S. Government Fund	—	586,206,534	—	586,206,534
Institutional Treasury Obligations
Money Market Fund	—	113,388,712	—	113,388,712
Global Sustainability Fund	10,839,835	—	—	10,839,835
Short-Term Investment Fund	—	13,499,651	—	13,499,651
Short-Term Bond Fund	—	26,137,976	—	26,137,976

In October 2008, the FASB issued Staff Position 157-3, Determining the Fair Value of a Financial Asset in a Market That Is Not Active (“FSP 157-3”), which clarifies the application of SFAS 157 in an inactive market and provides an illustrative example to demonstrate how the fair value of a financial asset is determined when the market for that financial asset is not active. The guidance provided by FSP 157-3 did not have an impact on the Fund’s approach to valuing financial assets.

In April 2009, FASB Staff Position No. 157-4 — Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP 157-4”) was issued. FSP 157-4 clarifies the process for measuring the fair value of financial instruments when the markets become inactive and quoted prices may reflect distressed transactions. FSP 157-4 provides a non-exclusive list of factors a reporting entity should consider when determining whether there has been a significant decrease in the volume and level of activity for an asset or liability when compared with normal market activity. Under FSP 157-4, if a reporting entity concludes there has been a significant decrease in volume and level of activity for the asset or liability (or similar assets or liabilities), transactions or quoted prices may not be determinative of fair value. Further analysis of the transactions or quoted prices is needed, and a significant adjustment to the transactions or quoted prices may be necessary to estimate fair value in accordance with FASB Statement No. 157 — Fair Value Measurement. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. At this time, management is evaluating the impact of FSP 157-4 on the Funds’ financial statements.

Repurchase Agreements — Each Fund may enter into repurchase agreements with financial institutions deemed to be creditworthy by TDAM USA Inc. (the Fund’s “Investment Manager” and “Administrator”), subject to the seller’s agreement to repurchase and the Fund’s agreement to resell such securities at a mutually agreed upon price. Collateral received for securities purchased subject to repurchase agreements is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Foreign Securities — Foreign securities are valued based upon quotations from the primary market in which they are traded. These securities may trade on weekends or other days when the Global Sustainability Fund does not calculate the net asset value per share. As a result, the market value of the Global Sustainability Fund’s investments may change on days when you cannot buy or sell shares of the Fund.

20

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements – April 30, 2009
(Unaudited)

Foreign Currency Translation — The books and records of the Global Sustainability Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Global Sustainability Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from forward foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Global Sustainability Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

Forward Foreign Currency Exchange Contracts — The Global Sustainability Fund may enter into forward foreign currency exchange contracts to hedge the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Global Sustainability Fund as unrealized gain or loss. The Global Sustainability Fund recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default. At April 30, 2009, there were no open forward foreign currency exchange contracts.

Futures Contracts — The Global Sustainability Fund may invest in financial futures contracts. The Global Sustainability Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin”. The “variation margin” represents the daily fluctuation in the value of the contract. When the contract is closed, the Global Sustainability Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed. The Global Sustainability Fund may purchase futures contracts for several reasons: to simulate full investment in the underlying index while retaining a cash balance for fund management purposes, to facilitate trading, or to reduce transaction costs.

Investment Income — Interest income including amortization of discounts and premiums on securities is accrued as earned. Dividend income is recorded on the ex-dividend date.

Expense Offset Arrangement — The Funds have an arrangement with their custodian bank whereby the Funds receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. Conversely, the Funds are charged a fee (i.e. “earnings debits”) by their custodian when negative cash balances are maintained. For financial reporting purposes, the Funds include net earnings debits in custody fees and net earnings credits as an expense offset in the Statements of Operations.

Dividends and Distributions to Shareholders — Dividends arising from net investment income, if any, are declared daily and paid monthly by the Institutional Money Market Fund, Institutional U.S. Government Fund, Institutional Treasury Obligations Money Market Fund, Short-Term Investment Fund and Short-Term Bond Fund. Dividends arising from net investment income for the Global Sustainability Fund, if any, will be declared and paid annually. With respect to all Funds, net realized short-term capital gain, if any, may be distributed during the year and net realized long-term capital gain, if any, is distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with income tax regulations.

21

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements – April 30, 2009
(Unaudited)

Securities Transactions — Securities transactions are accounted for on the trade date. Realized gains and losses from securities transactions are recorded on a specific identification basis.

Note 3 — Investment Management Fees and Other Transactions with Affiliates of the Investment Manager

Under the terms of an Investment Management Agreement with the Investment Manager, a wholly-owned subsidiary of The Toronto-Dominion Bank, for the investment management services furnished to each Fund, such Fund pays the Investment Manager an annual investment management fee. With respect to each of the Institutional Money Market Fund, the Institutional U.S. Government Fund and the Institutional Treasury Obligations Money Market Fund, such annual investment management fee is equal to 0.10 of 1% of average daily net assets; with respect to the Global Sustainability Fund such annual investment management fee is equal to 0.60 of 1% of average daily net assets; with respect to the Short-Term Investment Fund such annual investment management fee is equal to 0.20 of 1% of average daily net assets; and with respect to the Short-Term Bond Fund such annual investment management fee is equal to 0.25 of 1% of average daily net assets.

The Administrator has been retained under an Administration Agreement to perform certain administrative services for each Fund. The Administrator does not receive a separate fee for administrative services. The Administrator has entered into an agreement with Citi Fund Services Ohio, Inc. (“Citi”) whereby Citi performs certain administrative services for the Fund. The Administrator pays Citi’s fees for providing these services.

A Distribution Plan pursuant to Rule 12b-1 under the Act (the “Rule 12b-1 Plan”) permits the Commercial Class of each of the Institutional U.S. Government Fund and Institutional Treasury Obligations Money Market Fund to pay from its assets distribution fees at a rate not to exceed 0.40% and 0.50%, respectively, of the annual average daily net assets (“12b-1 Fees”) of each such class. These distribution fees are computed and accrued daily and will be paid to broker-dealers, including TD Bank, N.A. and TD Wealth Management Services, Inc. (“TDWMSI”) and other persons, pursuant to the terms of selected dealer agreements, selling agreements or other agreements complying with Rule 12b-1 that have been approved by the Board of Directors (“Rule 12b-1 Agreements”).

TD Bank, N.A., an affiliate of the Investment Manager, has been retained under a Shareholder Services Agreement to perform certain shareholder services to its customers that are shareholders of the Institutional Service Class of the Institutional Money Market Fund, Institutional U.S. Government Fund and Institutional Treasury Obligations Money Market Fund, and to its customers that are shareholders of the Commercial Class of the Institutional U.S. Government Fund and Institutional Treasury Obligations Money Market Fund, pursuant to the Shareholder Servicing Plan. The shares of such shareholders are subject to a fee (as a percentage of average net assets) of 0.25% payable to TD Bank, N.A., under the Shareholder Services Agreement.

TDWMSI, an affiliate of the Investment Manager, has been retained under a Shareholder Services Agreement to perform certain shareholder services to its customers that are shareholders of the Institutional Service Class of the Institutional Money Market Fund, Institutional U.S. Government Fund and Institutional Treasury Obligations Money Market Fund, and to its customers that are shareholders of the Commercial Class of the Institutional U.S. Government Fund and Institutional Treasury Obligations Money Market Fund, pursuant to the Shareholder Servicing Plan. The shares of such shareholders are subject to a fee (as a percentage of average net assets) of 0.25% payable to TDWMSI under the Shareholder Services Agreement.

22

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements – April 30, 2009
(Unaudited)

For the period ended April 30, 2009, the Investment Manager and its affiliates accrued, waived and reimbursed certain fees and assumed certain expenses for each Fund in an effort to maintain certain net yields and/or so that certain Funds’ total operating expense ratio will not exceed a specific expense cap as follows:

	Investment Management Fees	Investment Management Fees Waived/ Reimbursed	Distribution Fees	Distribution Fees Waived	Shareholder Service Fees	Shareholder Service Fees Waived
Institutional Money Market Fund
Institutional Class	$42,680	$(9,030)	$–	$–	$–	$–
Institutional Service Class	47,643	(8,055)	–	–	119,109	(482)
Institutional U.S. Government Fund
Institutional Class	184,792	–	–	–	–	–
Institutional Service Class	165,204	–	–	–	413,015	(65,560)
Commercial Class	462	–	1,841	(1,020)	1,150	(202)
Institutional Treasury Obligations
Money Market Fund
Institutional Service Class	33,839	(86,371)	–	–	84,598	(84,598)
Commercial Class	460	(1,202)	2,300	(2,300)	1,150	(1,150)
Global Sustainability Fund
Institutional Class	6,124	(15,239)	–	–	–	–
Short-Term Investment Fund	21,099	(64,704)	–	–	–	–
Short-Term Bond Fund	29,401	(44,337)	–	–	–	–

Note 4 — Directors’ Fees

Each Director who is not an “interested person” as defined in the Act, who serves on the Board of Directors of the Fund receives, in the aggregate:

1.	a base annual retainer of $40,000, payable quarterly;

2.	a meeting fee of $4,375 for each meeting attended in person;

3.	a meeting fee of $3,000 for each meeting attended by telephone;

4.	for committee meetings, other than audit committee meetings, taking place on days when there is no meeting of the full Board of Directors, a committee meeting fee of $4,375 for each such meeting attended; and

5.	for audit committee meetings taking place on days when there is no meeting of the full Board of Directors, an audit committee fee of $2,500 for each such meeting attended.

Directors’ fees are allocated among the series of the Company.

Note 5 — Market Risk

Some countries in which the Global Sustainability Fund may invest require government approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities exchanges in the United States. Consequently, acquisition and disposition of securities by the Global Sustainability Fund may be inhibited. In addition, a significant proportion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Global Sustainability Fund.

23

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements – April 30, 2009
(Unaudited)

Note 6 — Investment Transactions

The cost of security purchases and proceeds from the sale and maturities of securities, other than temporary investments in short-term securities, for the period ended April 30, 2009 were as follows for the Global Sustainability Fund, Short-Term Investment Fund and Short-Term Bond Fund:

	Purchases		Sales & Maturities
Fund	U.S. Gov’t	Other	U.S. Gov’t	Other
Global Sustainability Fund	$—	$9,921,794	$—	$80,848
Short-Term Investment Fund	—	—	—	1,288,750
Short-Term Bond Fund	7,664,735	7,299,145	6,634,595	3,728,886

Note 7 — Federal Income Taxes

It is each Fund’s policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies, and distributes at least 90% of its taxable net income, the Fund (not the shareholders) will be relieved of Federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

On April 30, 2008, the Funds adopted Financial Accounting Standards Board Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet a more-likely-than-not threshold, including interest and penalties, would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management has analyzed the Portfolios’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of April 30, 2009, no provision for income tax would be required in the Portfolios’ financial statements.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gain (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The tax character of distributions declared for the years ended October 31, 2008 and October 31, 2007, for each Fund, were all ordinary income.

As of October 31, 2008, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Other Temporary Differences	Total Distributable Earnings (Accumulated Losses)
Institutional Money
Market Fund	$309,668	$—	$—	$—	$(309,311)	$357
Institutional U.S.
Government Fund	932,827	—	—	—	(930,352)	2,475
Short-Term
Investment Fund	42,125	960	—	(360,555)	(42,019)	(359,489)
Short-Term
Bond Fund	66,613	—	(59,010)	(162,979)	(66,613)	(221,989)

24

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements – April 30, 2009
(Unaudited)

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward for a maximum period of eight years and applied against future capital gains. As of October 31, 2008, the following Funds had capital loss carryforwards available to offset future capital gains, if any:

	Expires October 31, 2015	Expires October 31, 2016	Total
Short-Term Bond Fund	$3,426	$55,584	$59,010

During the year ended October 31, 2008, the Institutional Money Market Fund utilized $172 of capital loss carryforwards to offset capital gains.

At April 30, 2009, the cost of investments of the Institutional Money Market Fund, the Institutional U.S. Government Fund and the Institutional Treasury Obligations Money Market Fund for Federal income tax purposes were substantially the same as the cost for financial reporting purposes. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Global Sustainability Fund, the Short-Term Investment Fund and the Short-Term Bond Fund at April 30, 2009, were as follows:

Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
Global Sustainability Fund	$9,825,644	$1,126,135	$(111,944)	$1,014,191
Short-Term Investment Fund	13,498,450	3,234	(2,033)	1,201
Short-Term Bond Fund	25,791,645	440,173	(93,842)	346,331

Note 8 — Temporary Guarantee Program

On October 3, 2008, the Board of Directors of the Company approved the participation by each of the money market funds of the Company, including the Institutional Money Market Fund and Institutional U.S. Government Fund (each, a “Money Market Fund” and collectively, the “Money Market Funds”) in the U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”). The Program only protects the shares of Money Market Fund shareholders as of September 19, 2008.

Subject to certain conditions and limitations, any shares held by a Money Market Fund shareholder as of the close of business on September 19, 2008 are insured against loss under the Program in the event the Money Market Fund’s per share net asset value falls below $0.995 (a “Guarantee Event”) and the Money Market Fund subsequently liquidates its holdings. The Program only covers the amount a shareholder held in a Money Market Fund as of the close of business on September 19, 2008 or the amount the shareholder held as of a Guarantee Event, whichever is less (“protected shares”). A shareholder who has continuously maintained an account with a Money Market Fund since September 19, 2008 would receive a payment for each protected share equal to the shortfall between the amount received in the liquidation and $1.00 per share in the case of a Guarantee Event. The coverage provided under the Program (and amount available to a shareholder in the event of a Guarantee Event and subsequent Money Market Fund liquidations) is subject to an overall limit of $50 billion for all money market funds participating in the Program.

Participation in the initial three months of the Program (i.e., until December 18, 2008) required a payment to the U.S. Department of the Treasury (“the Treasury”) in the amount of 0.01% of the net asset value of each Money Market Fund as of the close of business on September 19, 2008. This expense was borne by the Money Market Funds without regard to any expense limitation currently in effect for the Money Market Fund and the expense for the period September 19, 2008 to April 30, 2009 is included in the statement of operations, while the remaining portion is included in prepaid expense on the statement of assets and liabilities.

25

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements – April 30, 2009
(Unaudited)

On November 24, 2008, the Treasury announced that the Secretary of the Treasury elected to extend the Program until April 30, 2009 (the “Program Extension”) to support ongoing stability in the market. On December 4, 2008, the Board of Directors approved the participation by each of the Money Market Funds in the Program Extension. Continued participation in the Program required a Program Extension payment to the Treasury in the amount of 0.015% of the net asset value of each Money Market Fund as of the close of business on September 19, 2008. As with the payment for the initial term of the Program, the Program Extension payment was borne by the Money Market Funds without regard to any expense limitation currently in effect for the Money Market Funds.

On March 31, 2009, the Treasury announced that the Secretary of the Treasury elected to extend the Program until September 18, 2009 (the “Program Extension”) to support ongoing stability in the market. On April 9, 2009, the Board of Directors approved the participation by each of the Money Market Funds in the Program Extension. Continued participation in the Program requires a Program Extension payment to the Treasury in the amount of 0.015% of the net asset value of each Money Market Fund as of the close of business on September 19, 2008. As with the payment for the previous terms of the Program, the Program Extension payment is borne by the Money Market Funds without regard to any expense limitation currently in effect for the Money Market Funds.

Note 9 – Credit Risk

The income from each Fund, other than the Global Sustainability Fund, will vary with changes in prevailing interest rates. In addition, certain of each Fund’s investments, other than investments of the Institutional Treasury Obligations Money Market Fund, are subject to “credit risk,” which is the risk that an issuer will be unable to repay its obligations at maturity. Funds that invest primarily in high quality securities generally are subject to less credit risk than funds that invest in lower quality securities. The Institutional U.S. Government Fund reduces credit risk by investing primarily in U.S. government and agency securities. However, not all of these securities in which the Institutional U.S. Government Fund (and each other Fund of the Company) may invest are backed by the full faith and credit of the U.S. government. There is no guarantee that the U.S. government will support securities not backed by its full faith and credit. Accordingly, although these securities historically have involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the U.S. government’s full faith and credit.

In addition to credit risk, asset-backed securities and other securities with early redemption features are subject to pre-payment risk. During periods of declining interest rates, prepayment of loans underlying asset-backed securities can be expected to accelerate or an issuer may retire an outstanding bond early to reduce interest costs. A Fund’s ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time.

26

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional Money Market Fund • Schedule of Investments
April 30, 2009 (Unaudited)

PRINCIPAL AMOUNT		VALUE

	COMMERCIAL PAPER

	ASSET-BACKED—4.8%
$1,500,000	Old Line Funding LLC, 0.65%, due 5/6/09 (LIQ: Old Line Funding LLC;
	Royal Bank of Canada) (Note C)	$1,499,865
2,000,000	Old Line Funding LLC, 0.35%, due 5/7/09 (LIQ: Old Line Funding LLC;
	Royal Bank of Canada) (Note C)	1,999,883
1,000,000	Old Line Funding LLC, 0.60%, due 5/21/09 (LIQ: Old Line Funding LLC;
	Royal Bank of Canada) (Note C)	999,667
1,000,000	Old Line Funding LLC, 0.65%, due 6/17/09 (LIQ: Old Line Funding LLC;
	Royal Bank of Canada) (Note C)	999,151
1,500,000	Old Line Funding LLC, 0.45%, due 7/7/09 (LIQ: Old Line Funding LLC;
	Royal Bank of Canada) (Note C)	1,498,744

		6,997,310

	BANKS—8.2%
2,000,000	Australia and New Zealand Banking Group, 0.80%, due 9/18/09 (Note C)	1,993,778
2,000,000	Bank of Nova Scotia, 0.65%, due 7/21/09	1,997,075
1,000,000	Svenska Handelsbank, Inc., 0.53%, due 7/29/09	998,702
2,000,000	Westpac Banking Corp., 0.51%, due 5/8/09 (Note C)	1,999,802
2,600,000	Westpac Banking Corp., 0.51%, due 5/14/09 (Note C)	2,599,521
1,400,000	Westpac Banking Corp., 0.64%, due 6/8/09 (Note C)	1,399,054
1,000,000	Westpac Banking Corp., 0.50%, due 7/15/09 (Note C)	998,958

		11,986,890

	DOMESTIC/FOREIGN BANK SUPPORTED—33.2%
2,000,000	BNP Paribas Financial, 0.98%, due 5/20/09 (GTY: BNP Paribas)	1,998,964
3,000,000	BNP Paribas Financial, 0.96%, due 10/21/09 (GTY: BNP Paribas)	2,986,232
2,000,000	Canadian Imperial Holdings, 0.45%, due 6/9/09
	(GTY: Canadian Imperial Bank of Commerce)	1,999,025
1,000,000	Canadian Imperial Holdings, 0.85%, due 7/24/09
	(GTY: Canadian Imperial Bank of Commerce)	998,028
3,000,000	Canadian Imperial Holdings, 0.63%, due 7/27/09
	(GTY: Canadian Imperial Bank of Commerce)	2,995,433
1,000,000	CBA (Delaware) Finance, 0.75%, due 6/9/09
	(GTY: Commonwealth Bank of Australia)	999,188
3,000,000	CBA (Delaware) Finance, 0.50%, due 7/17/09
	(GTY: Commonwealth Bank of Australia)	2,996,792
1,000,000	CBA (Delaware) Finance, 0.69%, due 7/27/09
	(GTY: Commonwealth Bank of Australia)	998,333
1,000,000	CBA (Delaware) Finance, 0.79%, due 8/25/09
	(GTY: Commonwealth Bank of Australia)	997,454
1,000,000	ING (US) Funding LLC, 0.65%, due 6/3/09 (GTY: ING Bank N.V.)	999,404
2,000,000	ING (US) Funding LLC, 0.58%, due 6/15/09 (GTY: ING Bank N.V.)	1,998,550
2,000,000	ING (US) Funding LLC, 0.67%, due 7/16/09 (GTY: ING Bank N.V.)	1,997,171
1,000,000	JPMorgan Chase Funding Inc., 0.55%, due 5/19/09
	(GTY: JPMorgan Chase & Co.) (Note C)	999,725
2,000,000	JPMorgan Chase Funding Inc., 0.30%, due 6/2/09
	(GTY: JPMorgan Chase & Co.) (Note C)	1,999,467
3,000,000	National Australia Funding (Delaware) Inc., 0.69%, due 5/12/09
	(LOC: National Australia Bank)	2,999,368

27

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional Money Market Fund • Schedule of Investments
April 30, 2009 (Unaudited)

PRINCIPAL AMOUNT		VALUE

$2,500,000	National Australia Funding (Delaware) Inc., 0.92%, due 5/27/09
	(LOC: National Australia Bank)	$2,498,899
2,000,000	Nordea North America, 0.46%, due 6/1/09 (GTY: Nordea Bank AB)	1,999,208
1,000,000	Nordea North America, 0.47%, due 6/10/09 (GTY: Nordea Bank AB)	999,478
2,000,000	Nordea North America, 0.51%, due 6/30/09 (GTY: Nordea Bank AB)	1,998,300
2,000,000	Nordea North America, 0.52%, due 7/15/09 (GTY: Nordea Bank AB)	1,997,833
2,000,000	Scotia Bank Inc., 0.74%, due 5/11/09 (GTY: Bank of Nova Scotia) (Note C)	1,999,589
2,000,000	Scotia Bank Inc., 0.70%, due 5/18/09 (GTY: Bank of Nova Scotia) (Note C)	1,999,339
4,000,000	Societe Generale, 0.93%, due 5/22/09 (GTY: Societe Generale)	3,997,830
3,000,000	Societe Generale, 0.62%, due 7/23/09 (GTY: Societe Generale)	2,995,712

		48,449,322

	INDUSTRIAL & OTHER COMMERCIAL PAPER—14.3%
1,000,000	Export Development Canada, 1.11%, due 5/7/09	999,817
1,000,000	Export Development Canada, 1.46%, due 6/2/09	998,711
1,000,000	Export Development Canada, 0.96%, due 9/4/09	996,675
2,500,000	KFW, 0.40%, due 5/12/09 (GTY: Republic of Germany) (Note C)	2,499,694
1,500,000	KFW, 0.43%, due 5/15/09 (GTY: Republic of Germany) (Note C)	1,499,749
2,000,000	KFW, 0.48%, due 6/10/09 (GTY: Republic of Germany) (Note C)	1,998,933
1,000,000	Province of Ontario, 1.21%, due 5/14/09	999,567
1,000,000	Province of Ontario, 1.21%, due 5/21/09	999,333
1,000,000	Province of Ontario, 1.21%, due 5/28/09	999,100
1,000,000	Province of Ontario, 1.21%, due 6/4/09	998,867
1,000,000	Province of Quebec, 0.46%, due 6/11/09	999,476
2,000,000	Province of Quebec, 0.46%, due 6/12/09	1,998,927
4,000,000	Total Capital Canada, 0.62%, due 6/11/09 (GTY: Total S.A.)	3,997,176
1,000,000	Total Capital Canada, 0.50%, due 7/15/09 (GTY: Total S.A.)	998,958

		20,984,983

	TOTAL COMMERCIAL PAPER—60.5%	88,418,505

	CERTIFICATES OF DEPOSIT—8.2%
1,000,000	Credit Agricole, S.A., 0.85%, due 7/9/09 (Note C)	1,000,000
3,000,000	Credit Agricole, S.A., 1.15%, due 8/26/09 (Note C)	3,000,000
1,000,000	Credit Agricole, S.A., 1.10%, due 9/9/09 (Note C)	1,000,000
1,000,000	Credit Agricole, S.A., 1.25%, due 10/9/09 (Note C)	1,000,000
3,000,000	Rabobank Nederland, 1.00%, due 10/9/09	3,000,000
3,000,000	Svenska Handelsbank, Inc., 0.95%, due 5/18/09	3,000,000

		12,000,000

	U.S. GOVERNMENT AGENCY OBLIGATIONS— 4.8%
4,000,000	Federal Home Loan Bank, 0.44%, due 8/5/09 (Note B)	3,995,306
3,000,000	Fannie Mae, 0.30%, due 6/23/09 (Note B)	2,998,674

		6,993,980

	CORPORATE OBLIGATION

	FOREIGN GOVERNMENT—1.4%
2,000,000	Province of Quebec, 5.00%, due 7/17/09	2,016,034

	TOTAL CORPORATE OBLIGATION—1.4%	2,016,034

28

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional Money Market Fund • Schedule of Investments
April 30, 2009 (Unaudited)

PRINCIPAL AMOUNT		VALUE

	REPURCHASE AGREEMENTS—25.1%
$5,000,000	Barclays Capital, Inc.
	• 0.16% dated 4/30/09, due 5/1/09 in the amount of $5,000,022
	• fully collateralized by a $5,036,600 U.S. Treasury Note,
	coupon rate 2.00%, maturity 11/30/13, value $5,100,045	$5,000,000

26,749,000	Deutsche Bank Securities, Inc.
	• 0.15% dated 4/30/09, due 5/1/09 in the amount of $26,749,111
	• fully collateralized by various U.S. government obligations, coupon
	range 0.00%-5.13%, maturity range 8/23/10-4/15/30, value $27,284,349	26,749,000

5,000,000	RBC Capital Markets Corp.
	• 0.17% dated 4/30/09, due 5/1/09 in the amount of $5,000,024
	• fully collateralized by a $5,080,000 Fannie Mae,
	coupon 1.88%, maturity 4/20/12, value $5,100,121	5,000,000

		36,749,000

	TOTAL INVESTMENTS (Cost $146,177,519)—100.0%	146,177,519

	OTHER ASSETS AND LIABILITIES, NET—0.0%	7,800

	NET ASSETS—100.0%	$146,185,319

Please see accompanying notes to financial statements.

29

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional U.S. Government Fund • Schedule of Investments
April 30, 2009 (Unaudited)

PRINCIPAL AMOUNT		VALUE

	U.S. GOVERNMENT AGENCY OBLIGATIONS

	FANNIE MAE—9.6%
$8,352,000	Discount Notes, 0.29%, due 6/10/09 (Note D)	$8,349,309
16,718,000	Discount Notes, 0.22%, due 6/23/09 (Note D)	16,712,585
7,000,000	Discount Notes, 0.40%, due 7/29/09 (Note D)	6,993,077
20,000,000	Discount Notes, 0.32%, due 8/3/09 (Note D)	19,983,288
4,505,000	Discount Notes, 0.41%, due 9/23/09 (Note D)	4,497,559

		56,535,818

	FEDERAL FARM CREDIT BANK—5.8%
3,000,000	Discount Notes, 0.45%, due 7/2/09	2,997,675
5,000,000	Discount Notes, 0.55%, due 9/23/09	4,988,924
4,000,000	Discount Notes, 0.45%, due 11/3/09	3,990,700
4,000,000	Discount Notes, 0.50%, due 12/3/09	3,988,000
1,000,000	Notes, 0.04%, due 7/17/09 (Note A)	1,007,901
10,000,000	Notes, 0.05%, due 8/3/09 (Note A)	10,118,848
7,000,000	Notes, 0.01%, due 12/16/09 (Note A)	7,006,697

		34,098,745

	FEDERAL HOME LOAN BANK—23.1%
12,000,000	Discount Notes, 0.37%, due 5/1/09	12,000,000
18,000,000	Discount Notes, 0.36%, due 5/6/09	17,999,100
15,000,000	Discount Notes, 1.14%, due 5/7/09	14,996,500
30,000,000	Discount Notes, 0.38%, due 5/18/09	29,994,617
4,000,000	Discount Notes, 0.30%, due 6/2/09	3,998,933
30,000,000	Discount Notes, 0.24%, due 6/5/09	29,993,146
3,000,000	Discount Notes, 0.25%, due 7/6/09	2,998,625
10,000,000	Discount Notes, 0.40%, due 7/7/09	9,992,556
13,500,000	Discount Notes, 0.34%, due 8/3/09	13,488,028

		135,461,505

	FREDDIE MAC—27.3%
20,000,000	Discount Notes, 0.35%, due 5/4/09 (Note D)	19,999,417
20,000,000	Discount Notes, 0.37%, due 5/11/09 (Note D)	19,997,944
20,000,000	Discount Notes, 0.39%, due 5/12/09 (Note D)	19,997,617
39,868,000	Discount Notes, 0.30%, due 5/15/09 (Note D)	39,863,349
20,000,000	Discount Notes, 0.33%, due 6/1/09 (Note D)	19,994,317
20,000,000	Discount Notes, 0.23%, due 8/24/09 (Note D)	19,985,306
15,000,000	Discount Notes, 0.41%, due 9/14/09 (Note D)	14,976,767
5,000,000	Notes, 6.63%, due 9/15/09 (Notes A, D)	5,111,811

		159,926,528

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS—65.8%	386,022,596

	U.S. TREASURY OBLIGATION—2.6%
15,000,000	United States Treasury Bill, 0.30%, due 7/30/09 (Note B)	14,988,938

30

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional U.S. Government Fund • Schedule of Investments
April 30, 2009 (Unaudited)

PRINCIPAL AMOUNT		VALUE

	REPURCHASE AGREEMENTS—31.6%
$75,000,000	Barclays Capital, Inc.
	• 0.16% dated 4/30/09, due 5/1/09 in the amount of $75,000,333
	• fully collateralized by a $75,548,400 U.S. Treasury Note, coupon 2.00%,
	maturity 11/30/13, value $76,500,061	$75,000,000
90,195,000	Deutsche Bank Securities, Inc.
	• 0.15% dated 4/30/09, due 5/1/09 in the amount of $90,195,376
	• fully collateralized by various U.S. government obligations, coupon
	range 2.63%-6.05%, maturity range 10/17/12-10/8/27, value $92,000,448	90,195,000
20,000,000	RBC Bank Capital Markets Corp.
	• 0.17% dated 4/30/09, due 5/1/09 in the amount of $20,000,094
	• fully collateralized by various U.S. government obligations, coupon
	range 1.88%-4.38%, maturity range 4/20/12-10/15/15, value $20,400,769	20,000,000

		185,195,000

	TOTAL INVESTMENTS (Cost $586,206,534)—100.0%	586,206,534

	LIABILITIES IN EXCESS OF OTHER ASSETS, NET—(0.0)%	(278,721)

	NET ASSETS—100.0%	$585,927,813

Please see accompanying notes to financial statements.

31

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional Treasury Obligations Money Market Fund • Schedule of Investments
April 30, 2009 (Unaudited)

PRINCIPAL AMOUNT		VALUE

	U.S. TREASURY OBLIGATIONS—60.4%
$6,000,000	U.S. Treasury Bill, 0.18%, due 5/14/09 (Note B)	$5,999,620
5,000,000	U.S. Treasury Bill, 0.31%, due 5/21/09 (Note B)	4,999,140
2,000,000	U.S. Treasury Bill, 0.04%, due 5/28/09 (Note B)	1,999,945
10,000,000	U.S. Treasury Bill, 0.04%, due 6/11/09 (Note B)	9,999,493
2,000,000	U.S. Treasury Bill, 0.07%, due 6/18/09 (Note B)	1,999,815
3,000,000	U.S. Treasury Bill, 0.17%, due 6/24/09 (Note B)	2,999,215
2,000,000	U.S. Treasury Bill, 0.08%, due 6/25/09 (Note B)	1,999,742
7,000,000	U.S. Treasury Bill, 0.20%, due 7/2/09 (Note B)	6,997,573
10,000,000	U.S. Treasury Bill, 0.11%, due 7/9/09 (Note B)	9,997,901
2,500,000	U.S. Treasury Bill, 0.14%, due 7/16/09 (Note B)	2,499,251
3,000,000	U.S. Treasury Bill, 0.27%, due 8/6/09 (Note B)	2,997,822
5,000,000	U.S. Treasury Bill, 0.21%, due 8/20/09 (Note B)	4,996,770
4,000,000	U.S. Treasury Bill, 0.25%, due 8/27/09 (Note B)	3,996,729
2,000,000	U.S. Treasury Bill, 0.40%, due 10/1/09 (Note B)	1,996,600
5,000,000	U.S. Treasury Bill, 0.25%, due 10/15/09 (Note B)	4,994,096

		68,473,712

	REPURCHASE AGREEMENTS—39.6%
15,000,000	Bank of America Securities LLC
	• 0.15% dated 4/30/09, due 5/1/09 in the amount of $15,000,063
	• fully collateralized by a $14,937,900 U.S. Treasury Note, coupon 4.88%,
	maturity 5/31/09, value $15,300,043	15,000,000

19,915,000	Barclays Capital, Inc.
	• 0.16% dated 4/30/09, due 5/1/09 in the amount of $19,915,089
	• fully collateralized by a $20,060,700 U.S. Treasury Note, coupon 2.00%,
	maturity 11/30/13, value $20,313,399	19,915,000

10,000,000	Deutsche Bank Securities, Inc.
	• 0.14% dated 4/30/09, due 5/1/09 in the amount of $10,000,039
	• fully collateralized by a $10,021,500 U.S. Treasury Note, coupon 3.63%,
	maturity 7/15/09, value $10,200,028	10,000,000

		44,915,000

	TOTAL INVESTMENTS (Cost $113,388,712)—100.0%	113,388,712

	LIABILITIES IN EXCESS OF OTHER ASSETS, NET—(0.0)%	(47,059)

	NET ASSETS—100.0%	$113,341,653

Please see accompanying notes to financial statements.

32

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Global Sustainability Fund • Schedule of Investments
April 30, 2009 (Unaudited)

SHARES		VALUE

	COMMON STOCK

	CANADA—8.1%
38,400	5N Plus	$205,341
34,500	BioteQ Environmental Tech	14,314
31,700	Canadian Hydro Developers	75,191
8,000	Kinross Gold	123,309
10,100	Royal Bank of Canada	358,084
5,200	Stantec	113,885

		890,124

	DENMARK—3.5%
5,900	Vestas Wind Systems	389,247

	FINLAND—0.5%
3,900	Nokia OYJ	56,370

	FRANCE—3.4%
2,200	BNP Paribas	117,099
4,800	Sechilienne-Sidec	166,305
3,300	Veolia Environnement	91,490

		374,894

	GERMANY—3.0%
1,600	Allianz SE	147,559
5,400	E.ON AG	183,094

		330,653

	HONG KONG—0.9%
11,500	China Mobile Ltd.	99,871

	JAPAN—4.2%
6,100	ASAHI	84,439
8,300	Daiseki Co. Ltd.	158,745
1,500	East Japan Railway Co.	84,576
3,600	Toyota Motor Corp.	140,554

		468,314

	NETHERLANDS—0.8%
5,000	Koninklijke Philips Electronics NV	90,981

	NORWAY—4.2%
12,100	StatoilHydro ASA	230,020
16,100	Tandberg ASA	229,545

		459,565

	SPAIN—8.2%
14,300	Banco Santander SA	137,478
14,300	Gamesa Corp. Tecnologica SA	272,120
18,300	Iberdrola SA	145,200
4,100	Red Electrica Corp. SA	172,360
9,600	Telefonica SA	182,936

		910,094

33

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Global Sustainability Fund • Schedule of Investments
April 30, 2009 (Unaudited)

SHARES		VALUE

	SWITZERLAND—7.0%
5,100	Credit Suisse Group AG	$199,334
6,500	Nestle SA	212,812
5,100	Novartis AG	193,971
1,300	Roche Holding AG	164,622

		770,739

	UNITED KINGDOM—22.8%
22,100	BG Group	357,042
10,300	BHP Billiton	216,797
13,200	Diageo	158,625
131,600	Hansen Transmissions International NV	287,888
41,100	HSBC Holdings	291,905
8,300	Johnson Matthey	147,956
48,500	Man Group	181,730
21,600	National Grid	180,229
6,800	Rio Tinto	278,819
8,800	Rotork	106,010
35,300	Tesco	175,942
75,600	Vodafone Group	139,346

		2,522,289

	UNITED STATES—31.5%
4,000	3M Co.	230,400
3,900	Abbott Laboratories	163,215
11,500	Cisco Systems	222,180
3,500	Flowserve Corp.	237,650
6,400	FPL Group	344,256
7,900	Intel Corp.	124,662
2,300	International Business Machines Corp.	237,383
19,700	LKQ Corp.	334,506
3,200	NIKE	167,904
9,100	Northeast Utilities	191,282
1,900	Ormat Technologies	66,880
2,700	Praxair	201,447
4,300	Procter & Gamble Co.	212,591
5,100	Quest Diagnostics	261,782
6,400	Schlumberger Ltd.	313,535
8,100	Staples	167,021

		3,476,694

	TOTAL COMMON STOCK—98.1%	10,839,835

	TOTAL INVESTMENTS (Cost $9,825,644) —98.1%	10,839,835

	OTHER ASSETS AND LIABILITIES, NET—1.9%	207,607

	NET ASSETS—100.0%	$11,047,442

Please see accompanying notes to financial statements.

34

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Short-Term Investment Fund • Schedule of Investments
April 30, 2009 (Unaudited)

PRINCIPAL AMOUNT		COUPON RATE (%)	VALUE

	COMMERCIAL PAPER

	ASSET-BACKED—4.5%
$600,000	Old Line Funding LLC, due 5/5/09 (LOC: Old Line Funding LLC;
	Royal Bank of Canada) (Notes B, C)	0.55	$599,952

			599,952

	BANKS—14.8%
800,000	Australia and New Zealand Banking Group, due 8/18/09 (Notes B, C)	0.96	797,475
500,000	Bank of Nova Scotia, due 5/5/09 (Note B)	0.54	499,988
700,000	Westpac Banking Corp., due 6/8/09 (Notes B, C)	0.64	699,683

			1,997,146

	DOMESTIC/FOREIGN BANK SUPPORTED—31.9%
400,000	BNP Paribas Financial, due 8/28/09 (GTY: BNP Paribas) (Note B)	0.63	398,520
200,000	BNP Paribas Financial, due 10/21/09 (GTY: BNP Paribas) (Note B)	0.96	198,707
200,000	Canadian Imperial Holding, due 6/6/09
	(GTY: Canadian Imperial Bank of Commerce) (Note B)	0.45	199,898
500,000	Canadian Imperial Holding, due 6/22/09
	(GTY: Canadian Imperial Bank of Commerce) (Note B)	0.75	499,561
200,000	CBA (Delaware) Finance, due 7/17/09
	(GTY: Commonwealth Bank of Australia) (Note B)	0.50	199,659
400,000	ING (US) Funding LLC, due 7/10/09 (GTY: ING Bank N.V.) (Note B)	0.77	399,421
500,000	JPMorgan Chase Funding Inc., due 5/7/09
	(GTY: JPMorgan Chase & Co.) (Notes B, C)	0.55	499,954
100,000	JPMorgan Chase Funding Inc., due 6/2/09
	(GTY: JPMorgan Chase & Co.) (Notes B, C)	0.55	99,964
300,000	National Australia Funding (Delaware) Inc., due 5/1209
	(LOC: National Australia Bank) (Note B)	0.69	299,937
300,000	National Australia Funding (Delaware) Inc., due 5/2709
	(LOC: National Australia Bank) (Note B)	0.61	299,939
400,000	Nordea North America, due 6/1/09 (GTY: Nordea Bank AB)	0.46	399,873
200,000	Nordea North America, due 6/30/09 (GTY: Nordea Bank AB)	0.51	199,777
600,000	Societe Generale, N.A., 0.31%, due 7/23/09 (GTY: Societe Generale)	0.62	598,832

			4,294,042

	INDUSTRIAL & OTHER COMMERCIAL PAPER—9.6%
800,000	Export Development Canada, due 12/24/09	0.65	796,599
500,000	Total Capital Canada, 0.32%, due 7/15/09 (GTY: Total S.A.)	0.50	499,184

			1,295,783

	TOTAL COMMERCIAL PAPER—60.8%		8,186,923

	CERTIFICATES OF DEPOSIT—12.6%
800,000	Credit Agricole, S.A., 3.05%, due 2/26/09	1.15	800,913
500,000	Rabobank Nederland, due 10/09/09	1.00	500,223
400,000	Svenska Handelsbank Inc., due 5/18/09	0.95	400,110

			1,701,246

35

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Short-Term Investment Fund • Schedule of Investments
April 30, 2009 (Unaudited)

PRINCIPAL AMOUNT		COUPON RATE (%)	VALUE

	U.S. GOVERNMENT AGENCY OBLIGATIONS—7.8%
$250,000	FHLB Discount Note, due 10/27/09 (Note B)	0.71	$249,117
800,000	Freddie Mac, due 9/21/09 (Note B)	0.70	799,365

			1,048,482

	REPURCHASE AGREEMENT—19.0%
2,563,000	Deutsche Bank Securities, Inc.
	• 0.15% dated 4/30/09, due 5/1/09 in the amount of $2,563,011
	• fully collateralized by a $8,507,000 Fannie Mae,
	coupon 0.00%, maturity 11/15/30, value $2,614,456	0.15	2,563,000

	TOTAL INVESTMENTS (Cost $13,498,450)—100.2%		13,499,651

	LIABILITIES IN EXCESS OF OTHER ASSETS, NET—(0.2)%		(28,784)

	NET ASSETS—100.0%		$13,470,867

Please see accompanying notes to financial statements.

36

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Short-Term Bond Fund • Schedule of Investments
April 30, 2009 (Unaudited)

PRINCIPAL AMOUNT		COUPON RATE (%)	VALUE

	CORPORATE OBLIGATIONS

	BANKS—13.1%
$500,000	Bank of America Corp, due 6/15/12	3.13	$518,174
280,000	Chase Manhattan Corp., due 6/15/09	7.13	281,142
500,000	Citigroup Inc., due 12/9/11	2.88	513,742
600,000	JPMorgan Chase & Co., due 12/1/11	3.13	618,565
425,000	Royal Bank of Canada, due 7/20/11	5.65	456,374
300,000	Santander Central Hispano Issuances Ltd, due 9/14/10	7.63	312,630
500,000	Wells Fargo & Co, due 6/15/12	2.13	503,454
250,000	Wells Fargo Bank N.A., due 6/21/10	7.55	257,976

			3,462,057

	FINANCIALS—14.3%
500,000	Arden Realty LP, due 11/15/10	8.50	526,922
400,000	American General Finance Corp., MTN, Ser. G, due 9/1/09	5.38	348,122
425,000	Duke Realty LP, due 1/15/10	5.25	419,176
250,000	General Electric Capital Corp., due 12/1/10	4.25	252,255
500,000	Goldman Sachs Group Inc., due 6/15/10	4.50	504,504
500,000	HSBC Finance Corp., due 9/15/09	6.30	489,626
250,000	International Lease Finance Corp., MTN, Ser. O, due 11/1/09	4.38	237,415
500,000	Merrill Lynch & Co. Inc., MTN, Ser. C, due 2/8/10	4.25	493,979
500,000	Pitney Bowes Global Financial Services LLC, due 9/15/09	8.55	511,838

			3,783,837

	FOREIGN GOVERNMENTS—2.9%
250,000	Province of British Columbia Canada, due 5/30/13	4.30	258,565
500,000	Province of Ontario Canada, MTN, Ser. G, due 1/20/12	2.63	505,628

			764,193

	INDUSTRIALS—15.5%
325,000	BP Capital Markets PLC, due 3/15/10	4.88	334,574
250,000	BP Capital Markets PLC, due 3/10/12	3.13	253,728
240,000	Caterpillar Inc., due 9/15/09	7.25	244,096
300,000	Cisco Systems Inc., due 2/22/11	5.25	318,957
200,000	Comcast Corp., due 1/15/10	5.85	203,566
130,000	Conoco Funding Co., due 10/15/11	6.35	142,353
400,000	ConocoPhillips, due 5/25/10	8.75	429,092
500,000	Deere & Co., due 5/15/10	7.85	517,493
650,000	Diageo Capital PLC, MTN, due 11/1/09	7.25	661,435
195,000	United Technologies Corp, due 11/15/10	7.13	208,464
225,000	United Technologies Corp, due 3/1/11	6.35	240,353
500,000	Wal-Mart Stores Inc., due 2/15/11	4.13	521,099

			4,075,210

	TELECOMMUNICATION SERVICES—2.0%
250,000	AT&T Inc., due 3/15/11	6.25	263,542
250,000	AT&T Inc., due 2/1/12	5.88	263,750

			527,292

37

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Short-Term Bond Fund • Schedule of Investments
April 30, 2009 (Unaudited)

PRINCIPAL AMOUNT		COUPON RATE (%)	VALUE

	TRANSPORTATION SERVICES—2.6%
$200,000	FedEx Corp., due 8/15/09	5.50	$201,420
450,000	Union Pacific Corp., due 1/15/11	6.65	474,340

			675,760

	UTILITY—0.5%
130,000	Duke Energy Indiana Inc., MBIA, due 7/15/09	8.00	131,323

	TOTAL CORPORATE OBLIGATIONS—50.9%		13,419,672

	U.S. TREASURY OBLIGATIONS—32.9%
675,000	TIPS, due 4/15/10	0.88	749,674
900,000	TIPS, due 4/15/13	0.63	887,707
850,000	U.S. Treasury Note, due 12/15/10	4.38	898,974
1,000,000	U.S. Treasury Note, due 1/15/11	4.25	1,059,492
875,000	U.S. Treasury Note, due 4/30/11	4.88	943,359
1,000,000	U.S. Treasury Note, due 8/31/11	4.63	1,080,938
1,100,000	U.S. Treasury Note, due 11/15/11	1.75	1,115,644
900,000	U.S. Treasury Note, due 10/31/12	3.88	972,139
900,000	U.S. Treasury Note, due 5/31/13	3.50	963,000

			8,670,927

	U.S. GOVERNMENT AGENCY OBLIGATIONS—10.5%
350,000	Fannie Mae, due 3/12/10	4.75	361,885
300,000	Fannie Mae, due 6/30/10	3.27	307,694
500,000	Fannie Mae, due 8/15/11	3.63	524,649
500,000	Federal Farm Credit Bank, due 8/25/11	3.88	525,585
200,000	FHLB, due 11/13/09	6.50	206,418
500,000	FHLB, due 2/9/10	4.30	513,838
300,000	FHLB, due 11/15/11	5.63	329,851

			2,769,920

	MUNICIPAL OBLIGATION—3.1%
794,123	New York State, Urban Development, Rev. Bonds (State Personal
	Income Tax Project), Tax., Ser. B-3, due 12/15/10 (LOC: MBIA)	4.22	831,457

			831,457

	REPURCHASE AGREEMENT—1.7%
446,000	Deutsche Bank Securities, Inc.
	• 0.15% dated 4/30/09, due 5/1/09 in the amount of $446,002
	• fully collateralized by a $442,000 Fannie Mae,
	coupon 6.15%, maturity 11/20/26, value $455,186	0.15	446,000

	TOTAL INVESTMENTS (Cost $25,791,645)—99.1%		26,137,976

	OTHER ASSETS & LIABILITIES, NET—0.9%		237,514

	NET ASSETS—100.0%		$26,375,490

Please see accompanying notes to financial statements.

38

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Schedules of Investments — April 30, 2009
(Unaudited)

(A)	Variable rate securities. The rates shown are the current rates on April 30, 2009. Dates shown represent the next interest reset date.

(B)	The rate shown is the effective yield at time of purchase.

(C)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. On April 30, 2009, these securities amounted to $34,984,919 or 23.9% of net assets of the Institutional Money Market Fund and $2,697,028 or 20.0% of net assets of the Short-Term Investment Fund. These securities have been deemed liquid by the Board of Directors.

(D)	On September 7, 2008 the Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.

Description of Abbreviations
April 30, 2009

FHLB	Federal Home Loan Bank
GTY	Guarantee
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTN	Medium Term Note
MBIA	MBIA, Inc.
TIPS	Treasury Inflation Protected Securities

39

TD ASSET MANAGEMENT USA FUNDS INC.
April 30, 2009
(Unaudited)

Board’s Consideration of Investment Management Arrangements

The Board of Directors (the “Board”), including the Directors who are not interested persons, as defined in the Investment Company Act of 1940 (the “1940 Act”) of the Company (the “Independent Directors”), met to consider approval of the continuance of the Investment Management Agreement between the Company, on behalf of each Fund, and TDAM USA (the “Investment Manager”), with respect to each of the Institutional Money Market Fund, the Institutional U.S. Government Fund, the Short-Term Investment Fund and the Short-Term Bond Fund at a meeting held on March 30, 2009. The Board, including the Independent Directors, also met on separate occasions to consider the initial approval of the Investment Management Agreement with respect to each of the Institutional Treasury Obligations Money Market Fund and the Global Sustainability Fund at meetings held on June 17, 2008 and February 27, 2009, respectively. In its reviews, the Board considered information it deemed reasonably necessary to evaluate the terms of the Investment Management Agreement. The Board received materials relating to its consideration of the Investment Management Agreement, including: (i) fees and expense ratios of each Fund and class, as applicable, in comparison to the fees and expense ratios of a peer group of funds; (ii) information with respect to the investment performance of each Fund or class, where applicable, compared to a peer group of funds; (iii) the economic outlook and the general investment outlook in the markets; (iv) information on the Investment Manager’s profitability with respect to each Fund, if available, including details regarding the methodology used to calculate profitability; (v) information regarding fees paid to service providers that are affiliates of the Investment Manager; and (vi) information about the Investment Manager’s compliance record. These materials were in addition to other materials and presentations received by the Board throughout the course of the year relating to, in various ways, the Investment Management Agreement for the Company.

The matters discussed below were considered by the Board. During the meetings, experienced counsel independent of the Investment Manager and other “management organizations” as defined in the rules under the 1940 Act, provided guidance to the Independent Directors. The Directors relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. The Board considered data on performance and other information provided by Lipper, Inc. (“Lipper”), which is not affiliated with the Investment Manager, for each Portfolio for the fiscal year ended October 31, 2008. The Board also considered updated performance information provided to it by the Investment Manager at its March 2009 meeting. Performance and other information may be different as of the date of this report.

Fees and Expenses

The Board, including the Independent Directors, compared the fees and expense ratios of each Fund and class (before and after any fee waivers and expense reimbursements) for the fiscal year ended October 31, 2008 (or, in the case of each of the Institutional Treasury Obligations Money Market Fund and the Global Sustainability Fund, the estimated fees and expense ratios), against fees and expense ratios of a peer group of funds with similar investment objectives (“peer group”). The funds within the peer group, with respect to the fee and expense data, were selected by Lipper.

Specifically, the Board considered data based on information provided by Lipper indicating that, with respect to the fees and expense ratios of each Fund for the fiscal year ended October 31, 2008 or the estimated fees, as applicable:

  the Institutional Money Market Fund’s management fee rate, both before and after fee waivers and expense reimbursements, was below the median management fee rate of its peer group;

  the Institutional U.S. Government Fund’s management fee rate, both before and after fee waivers and expense reimbursements, was below the median management fee rate of its peer group, except that

40

  its management fee rate, after fee waivers and expense reimbursements, was equal to the median management fee rate of the Institutional U.S. Government Fund – Commercial Class peer group;

  the Institutional Treasury Obligations Money Market Fund’s management fee rate was below the median management fee rate of its peer group;

  the Short-Term Investment Fund’s management fee rate, both before and after fee waivers and expense reimbursements, was below the median management fee rate of its peer group;

  the Short-Term Bond Fund’s management fee rate, before fee waivers and expense reimbursements, was below the median management fee rate of its peer group, and its management fee rate, after fee waivers and expense reimbursements, was equal to the median management fee rate of its peer group; and

  the Global Sustainability Fund’s management fee rate was below the median management fee rate of its peer group.

The Board noted that each Fund’s or class’, as applicable, total expense ratio or estimated total expense ratio, as applicable, was generally above the median total expense ratio of its respective peer group, except the total expense ratio of the Institutional Class of each of the Institutional Money Market Fund and the Institutional U.S. Government Fund, the total expense ratio of the Short-Term Bond Fund and the total expense ratio of the Global Sustainability Fund were each lower than the median total expense ratio of their respective peer groups.

The Board also received and considered information about the services rendered, and the fee rates offered, to other clients advised by the Investment Manager.

On the basis of the factors considered and information presented, the Board determined that the fee rates were not unreasonable.

Nature, Quality and Extent of Services

The Board, including the Independent Directors, considered the nature, quality and extent of services performed, or to be performed, by the Investment Manager and its affiliates. The Board’s evaluation of the quality of the services of the Investment Manager took into account, among other things, their knowledge and experience gained as Directors of the Company, including the scope and quality of the Investment Manager’s investment management capabilities, other resources dedicated to performing its services and the quality of its administrative and other services. Particularly, the Board considered the background and experience of the Investment Manager’s senior management. The Board also reviewed the qualifications, backgrounds and responsibilities of the investment staff primarily responsible for day-to-day portfolio management services for each Fund. In further evaluating the quality of services provided, or to be provided, by the Investment Manager, the Board was informed that, in management’s judgment, the Investment Manager has the resources to attract and retain highly qualified investment professionals, including research and advisory personnel. The Board also reviewed the compliance and administrative services of the Investment Manager that support its investment advisory services provided, or to be provided, to the Funds and noted that such staff was sufficient to ensure a high level of quality service.

The Board concluded that it was generally satisfied with the nature, quality and extent of the services provided, or to be provided, by the Investment Manager and its affiliates.

Fund Performance

The Board, including the Independent Directors, received and considered information about the investment performance of each Fund or class (where applicable), as well as the performance of a group of comparable funds selected by Lipper. In addition, the Board considered information that it received at each quarterly Board meeting about the investment performance of each Fund as well as a group of comparable funds selected by the Investment Manager.

41

The Board concluded that the investment performance generated by the Investment Manager was satisfactory bearing in mind that the money market Funds are managed with a priority focus on safety, liquidity and return at the present time.

Profitability

The Board, including the Independent Directors, considered the level of the Investment Manager’s profits with respect to the management of the Company. The Board was presented with a report prepared by management and an independent consultant reviewing the Investment Manager’s profitability. On the basis of the report, the Board, including the Independent Directors, concluded that the cost allocation methodology employed by the independent consultant was reasonably based. The Board considered the profits (including related benefits) realized by the Investment Manager and its affiliates in connection with the operation of the Company and concluded that the amount of profit was not unreasonable in light of the services provided to the Company.

Economies of Scale

The Board, including the Independent Directors, considered whether there have been economies of scale with respect to the management of the Company, whether the Company had appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board noted that the Investment Manager’s advisory fee rate for each of the Institutional Money Market Fund, Institutional U.S. Government Fund and Institutional Treasury Obligations Money Market Fund contains breakpoints and, accordingly, reflects the potential for sharing economies of scale with shareholders as each such Fund grows. The Board concluded that potential economies of scale would be passed on to the shareholders in the form of breakpoints to the advisory fee rate. The Board determined that the advisory fee structure was reasonable and no changes were currently necessary.

Other Benefits to the Investment Manager

The Board, including the Independent Directors, also took into account not only the advisory fees payable by the Funds, but also so-called “fallout benefits” to the Investment Manager, such as the engagement of affiliates of the Investment Manager as service providers to the Funds, including for example, shareholder services and transfer agency services, as well as Rule 12b-1 fees received by affiliates of the Investment Manager. The Board noted that administrative fees were not charged by the Administrator. It also considered other benefits potentially derived from an increase in the Investment Manager’s business as a result of the Investment Manager’s relationship with the Company.

The Board concluded that other ancillary benefits that the Investment Manager and its affiliates could be expected to receive with regard to providing investment advisory and other services to the Funds, such as those noted above, were not unreasonable.

In light of the fact that the Institutional Treasury Obligations Money Market Fund and the Global Sustainability Fund had not yet commenced normal operations, the Board noted that certain factors, such as fund performance, economies of scale and profitability that will be relevant when the Board considers continuing the Investment Management Agreement, were not germane to the initial approval.

The Board concluded, in light of a weighing and balancing of all factors considered (including those described above), that it was in the best interests of each Fund to approve the continuance of, or to initially approve, the Investment Management Agreement.

42

Directors and Officers Information
(Unaudited)

The following table contains information regarding the Company’s Directors and Officers. Directors who are not deemed to be “interested persons” of the Company, as defined in the Act, are referred to as “Independent Directors as of June 17, 2009.” A Director who is deemed to be an “interested person” of the Company is referred to as an “Interested Director.” The Fund’s Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by writing TD Asset Management USA Funds Inc., Shareholder Services, P.O. Box 182300, Columbus, OH 43218-2300, or by calling 1-866-416-4031.

Name, Address and Age	Position(s) Held with the Company	Term of Office with the Company and Length of Time Served†	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Company Overseen by Director	Other Directorships Held by Director††

Independent Directors

RICHARD W. DALRYMPLE	Director	Since	President of The Kevin Scott Dalrymple	11	None.
		12/12/95	Foundation since February 2007; Chairman
c/o TDAM USA Inc.			of CheckSpring Community Corporation
31 West 52nd Street			from 2004 through June 2007; Chief
New York, NY 10019			Executive Officer of American Red Cross
(Nassau County Chapter) from June 2003
Age: 65			through 2004; Chief Operating Officer of
National Center for Disability Services in
2002; President of Teamwork
Management, Inc. from 1996 through
2001; Trustee of The Shannon McCormack
Foundation since 1988, The Kevin Scott
Dalrymple Foundation since 1993; Director
of Dime Bancorp, Inc. from 1990 through
January 2002; Director of the Council of
Independent Colleges since 2000.

PETER B.M. EBY	Director	Since	Retired.	11	Director of Leon’s
		6/6/02			Furniture Limited
c/o TDAM USA Inc.					since May 1977;
31 West 52nd Street					Director of Sixty-
New York, NY 10019					Split Corp. since
March 2001;
Age: 71					Director of
George Weston
Limited since May
2000; and
Director of RSplit
II Corp. since
April 2004.

DONALD J. HERREMA	Director	Since	Financial services executive and advisor;	11	None.
		3/30/09	Founder of BlackSterling Partners, LLC,
c/o TDAM USA Inc.			since 2004; Senior Advisor of Stone Point
31 W. 52nd Street			Capital since 2008; Managing Director,
New York, NY 10019			Head of Private Wealth Management for
Morgan Stanley, 2006 through 2008;
Age: 56			Chairman and CEO of Loring Ward
International, LTD from 2005 through
2006; CEO of Atlantic Trust (INVESTCO)
from 2001 through 2004; Chief Executive
Officer of Bessemer Trust from 1993
through 2000; Trustee of Christ Church
(NYC) since 1999; Trustee of Whittier
College since 1995.

43

Name, Address and Age	Position(s) Held with the Company	Term of Office with the Company and Length of Time Served†	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Company Overseen by Director	Other Directorships Held by Director††

Independent Directors

JAMES E. KELLY	Director	Since	Consultant and attorney to Fenwick	11	None.
		12/18/08	Capital, LLC since November 2007;
c/o TDAM USA Inc.			teacher at Empire State College since
31 West 52nd Street			March 2008; Chief Financial Officer at
New York, NY 10019			Brooklyn Academy of Music, Inc. from
September 2007 to December 2007;
Age: 57			Consultant to the Health Care
Chaplaincy from February 2003 to June
2006; and banking attorney in private
practice and for Dime Bancorp, Inc. from
January 1998 through 2005.

LAWRENCE J. TOAL	Director	Since	Vice Chairman of the Board of Trustees	11	None.
		12/12/95	of New York City Big Brothers/Big Sisters
c/o TDAM USA Inc.			since 2000; Chairman of the Board of
31 West 52nd Street			Trustees of the Healthcare Chaplaincy
New York, NY 10019			since 1990; President and Chief Executive
Officer of Dime Bancorp, Inc. from July
Age: 71			2000 through February 2002; Chairman,
President and Chief Executive Officer of
Dime Bancorp, Inc. from January 1997
through June 2000; and Chief Executive
Officer of The Dime Savings Bank of
New York, FSB from January 1997
through February 2002.

Interested Director

GEORGE F. STAUDTER†††	Chairman	Since	Managerial and Financial Consultant,	11	None.
c/o TDAM USA Inc.	and	12/12/95	rendering investment management, tax
31 West 52nd Street	Director		and estate planning services to
New York, NY 10019			individual clients, and strategic planning
advice to corporate clients, since 1989.
Age: 77

†	The table shows the time period for which each individual has served as Director and/or Officer. There is no set term of office for Directors and Officers.

††	In companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called “public companies”) or in other investment companies registered under the Investment Company Act, as of April 30, 2009.

†††	Mr. Staudter is considered an “interested person” of the Company because he owns shares of The Toronto-Dominion Bank stock.

44

Name, Address and Age	Position(s) Held with the Company	Term of Office with the Company and Length of Time Served	Principal Occupation(s) During Past 5 Years

Officers Who Are Not Directors

MARK BELL	President and Chief	Since 9/22/08	Since 2008, Managing Director,
c/o TDAM USA Inc.	Executive Officer		Relationship Management of TDAM
31 West 52nd Street			USA, Inc.; Since 2004, Managing
New York, NY 10019			Director, Relationship Management of
TD Asset Management; from 2002 to
Age: 39			2004 Managing Director, Portfolio
Management of TDAM.

MAYA GITTENS	Chief Legal Officer	Since 9/22/08	Since July 2008, Vice President, Director
	and Anti-Money		and Secretary of the Investment
c/o TDAM USA Inc.	Laundering Officer		Manager; June 2005 through March
31 West 52nd Street			2008, attorney at Schultz Roth & Zabel
New York, NY 10019			LLP; from May 2001 through June 2005,
Securities Compliance Examiner at the
Age: 39			United States Securities and Exchange
Commission.

ERIC KLEINSCHMIDT	Treasurer and Chief	Since 9/22/08	Since November 2004, Fund Accounting
	Financial Officer		Director of SEI Investments; from July
c/o SEI Investments			1999 to November 2004, Fund
One Freedom Valley Drive			Accounting Manager of SEI
Oaks, PA 19456			Investments.

Age: 41

MARC ALMES	Assistant Treasurer	Since 9/22/08	Since January 1999, Fund Accounting
Manager at SEI Investments; from 1996
c/o SEI Investments			to 1998 Fund Accounting Supervisor at
One Freedom Valley Drive			SEI Investments.
Oaks, PA 19456

Age: 37

JACK P. HUNTINGTON	Secretary	Since 2/27/09	Since September 2008, Vice President of
Regulatory Administration, Citi Fund
c/o Citi Fund Services Ohio, Inc.			Services Ohio, Inc.; from October 2004
100 Summer Street, Suite 1500			through September 2008, Senior
Boston, MA 02110			Counsel, MetLife, Inc.

Age: 38

MICHELE R. TEICHNER	Chief Compliance	Since 6/11/04	Since January 2006, Managing Director;
	Officer, Vice	and 11/2/99	Senior Vice President of Investment
c/o TDAM USA Inc.	President and		Manager from August 1996 to
31 West 52nd Street	Assistant Secretary		December 2005 and TD Waterhouse
New York, NY 10019			Investor Services, Inc. from June 1997 to
December 2005.
Age: 49

†	The table shows the time period for which each individual has served as Director and/or Officer. There is no set term of office for Directors and Officers.

45

DISCLAIMERS

The Global Sustainability Fund (the “Fund”) is not sponsored, endorsed, sold or promoted by SAM Indexes GmbH, Dow Jones & Company, Inc., or any of their respective affiliates. Neither SAM Indexes GmbH, Dow Jones & Company, Inc. nor any of their respective affiliates makes any representation or warranty, express or implied, to the shareholders of the Fund or any member of the public regarding the advisability of investing in securities or commodities generally or in the Fund particularly. The only relationship of SAM Indexes GmbH to TDAM is the licensing of certain trademarks, trade names and service marks and of the Dow Jones Sustainability IndexesSM, which is determined, composed and calculated without regard to TDAM USA Inc. (“TDAM”) or the Fund. Neither SAM Indexes GmbH, Dow Jones & Company, Inc. nor any of their respective affiliates has any obligation to take the needs of TDAM or the shareholders of the Fund into consideration in determining, composing or calculating Dow Jones Sustainability IndexesSM. Neither SAM Indexes GmbH, Dow Jones & Company, Inc. nor any of their respective affiliates is responsible for nor has participated in the determination of the timing of, prices at, or quantities of the Fund’s shares to be issued or in the determination or calculation of the equation by which the Fund’s shares are to be converted into cash. Neither SAM Indexes GmbH, Dow Jones & Company, Inc. nor any of their respective affiliates shall have any obligation or liability in connection with the administration, marketing or trading of the Fund. Notwithstanding the foregoing, SAM Indexes GmbH, Dow Jones & Company, Inc. and their respective affiliates may independently issue and/or sponsor financial products unrelated to the Fund, but which may be similar to and competitive with the Fund.

NONE OF SAM INDEXES GMBH, DOW JONES & COMPANY, INC. OR ANY OF THEIR RESPECTIVE AFFILIATES GUARANTEES THE ACCURACY AND/OR THE COMPLETENESS OF THE DOW JONES SUSTAINABILITY INDEXESSM OR ANY DATA INCLUDED THEREIN AND NONE OF SAM INDEXES GMBH, DOW JONES & COMPANY, INC. OR ANY OF THEIR RESPECTIVE AFFILIATES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. NONE OF SAM INDEXES GMBH, DOW JONES & COMPANY, INC. OR ANY OF THEIR RESPECTIVE AFFILIATES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY TDAM, SHAREHOLDERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DOW JONES SUSTAINABILITY INDEXESSM OR ANY DATA INCLUDED THEREIN. NONE OF SAM INDEXES GMBH, DOW JONES & COMPANY, INC., OR ANY OF THEIR RESPECTIVE AFFILIATES MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE DOW JONES SUSTAINABILITY INDEXSM OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL SAM INDEXES GMBH, DOW JONES & COMPANY, INC. OR ANY OF THEIR RESPECTIVE AFFILIATES HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF. OTHER THAN DOW JONES & COMPANY, INC. AND LICENSOR’S AFFILIATES THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN SAM INDEXES GMBH AND TDAM.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

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47

Item 2. Code of Ethics.

During the period covered by the report, with respect to the registrant's code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable - Only for annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) TD Asset Management USA Funds Inc.

By (Signature and Title)*	/s/ Mark Bell, President
Mark Bell, President

Date July 2, 2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mark Bell, President
Mark Bell, President

Date July 2, 2009

By (Signature and Title)*	/s/ Eric Kleinshmidt, Treasurer
Eric Kleinshmidt, Treasurer

Date July 2, 2009

* Print the name and title of each signing officer under his or her signature.